UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund-Money Market Portfolio
Schedule of Investments
September 30, 2007

	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (22.6%)

1,2 Federal Farm Credit Bank	5.220%	10/6/2007	1,000	1,000
1 Federal Home Loan Bank	4.720%	10/3/2007	2,000	1,999
1 Federal Home Loan Bank	4.634%	10/19/2007	20,000	19,954
1,2 Federal Home Loan Bank	5.200%	10/24/2007	5,000	4,998
1,2 Federal Home Loan Bank	5.438%	11/19/2007	35,000	35,000
1,2 Federal Home Loan Bank	5.385%	12/5/2007	13,000	12,999
1,2 Federal Home Loan Bank	5.544%	12/17/2007	20,000	19,994
1,2 Federal Home Loan Bank	5.438%	12/19/2007	5,000	4,999
1,2 Federal Home Loan Bank	5.447%	12/19/2007	15,000	14,996
1,2 Federal Home Loan Bank	5.428%	12/20/2007	10,000	9,998
1,2 Federal Home Loan Bank	5.060%	12/22/2007	7,000	6,998
1 Federal Home Loan Mortgage Corp.	4.720%	10/4/2007	5,000	4,998
1,2 Federal Home Loan Mortgage Corp.	5.030%	12/26/2007	70,000	69,958
1,2 Federal Home Loan Mortgage Corp.	5.200%	12/30/2007	25,000	24,990
1 Federal Home Loan Mortgage Corp.	5.007%	3/3/2008	25,000	24,478
1,2 Federal National Mortgage Assn.	5.190%	10/9/2007	50,000	49,969
1 Federal National Mortgage Assn.	5.192%	10/31/2007	15,000	14,936
1,2 Federal National Mortgage Assn.	5.030%	12/26/2007	13,000	12,992
1 Federal National Mortgage Assn.	5.200%	1/11/2008	10,000	9,856
1 Federal National Mortgage Assn.	4.929%	7/18/2008	5,000	4,810
1 Federal National Mortgage Assn.	4.943%	7/25/2008	5,835	5,607
U.S. Treasury Bill	4.022%	3/6/2008	10,000	9,828

Total U.S. Government and Agency Obligations
(Cost $365,357)				365,357

Commercial Paper (19.3%)

Finance—Automobiles (0.6%)
Toyota Motor Credit Corp.	5.233%-5.302%	10/1/2007	4,000	4,000
Toyota Motor Credit Corp.	5.310%	10/12/2007	1,600	1,597
Toyota Motor Credit Corp.	5.310%	10/17/2007	2,600	2,594
Toyota Motor Credit Corp.	5.310%	10/18/2007	2,600	2,594

				10,785

Finance—Other (3.4%)
General Electric Capital Corp.	5.309%	10/15/2007	7,000	6,986
General Electric Capital Corp.	5.318%	11/21/2007	19,000	18,861
General Electric Capital Corp.	5.250%	12/19/2007	30,000	29,659

				55,506

Foreign Banks (12.0%)
Abbey National NA LLC	5.310%	10/17/2007	9,000	8,979
ABN AMRO North America Finance Inc.	5.319%	11/19/2007	1,687	1,675
3 Australia & New Zealand Banking Group, Ltd.	5.604%	10/12/2007	4,000	3,993
3 Australia & New Zealand Banking Group, Ltd.	5.319%	10/22/2007	1,000	997
3 Australia & New Zealand Banking Group, Ltd.	5.319%	10/29/2007	3,000	2,988
CBA (Delaware) Finance Inc.	5.317%	10/2/2007	2,000	2,000
CBA (Delaware) Finance Inc.	5.112%	12/14/2007	5,000	4,948
CBA (Delaware) Finance Inc.	5.557%-5.580%	12/17/2007	9,500	9,389
3 Danske Corp.	5.308%	10/15/2007	10,000	9,980
3 Danske Corp.	5.435%	10/18/2007	10,000	9,974
3 Danske Corp.	5.542%	11/9/2007	2,500	2,485
3 Danske Corp.	5.575%	12/10/2007	3,000	2,968
3 Danske Corp.	5.639%	12/14/2007	1,500	1,483
3 Danske Corp.	5.136%	12/19/2007	5,000	4,944
3 Danske Corp.	5.456%	12/20/2007	8,000	7,904
Dexia Delaware LLC	5.141%	12/19/2007	25,000	24,722
HBOS Treasury Services PLC	5.331%-5.341%	10/9/2007	3,650	3,646
HBOS Treasury Services PLC	5.324%	10/23/2007	3,000	2,990
HBOS Treasury Services PLC	5.325%	10/24/2007	1,500	1,495
HBOS Treasury Services PLC	5.589%	12/13/2007	5,000	4,944
Nordea North America Inc.	5.308%	10/29/2007	4,000	3,984
Nordea North America Inc.	5.300%	10/30/2007	3,000	2,987
Rabobank USA Financial Corp.	5.324%	10/29/2007	1,175	1,170
Santander Central Hispano Finance (Delaware) Inc.	5.167%	12/21/2007	3,000	2,966
Santander Central Hispano Finance (Delaware) Inc.	5.515%	3/13/2008	11,000	10,731
Societe Generale N.A. Inc.	5.319%	10/1/2007	4,000	4,000
Svenska Handelsbanken, Inc.	5.310%	10/17/2007	2,000	1,995
UBS Finance (Delaware), LLC	5.329%	10/5/2007	4,175	4,173
UBS Finance (Delaware), LLC	5.308%-5.311%	10/15/2007	9,500	9,481
UBS Finance (Delaware), LLC	5.331%	10/18/2007	3,500	3,491
UBS Finance (Delaware), LLC	5.303%	10/23/2007	7,381	7,358
3 Westpac Banking Corp.	5.310%-5.319%	10/11/2007	3,000	2,996
3 Westpac Banking Corp.	5.300%-5.329%	10/15/2007	8,600	8,583
3 Westpac Banking Corp.	5.573%	11/8/2007	5,000	4,971
3 Westpac Banking Corp.	5.310%	11/9/2007	8,000	7,955
3 Westpac Banking Corp.	5.313%	11/13/2007	5,000	4,969

				194,314

Foreign Industrial (2.3%)
3 GlaxoSmithKline Finance PLC	5.222%	10/12/2007	3,500	3,494
3 Nestle Capital Corp.	5.358%	1/22/2008	2,000	1,967
3 Nestle Capital Corp.	5.339%	2/20/2008	8,000	7,836
3 Nestle Capital Corp.	5.340%	2/21/2008	10,000	9,793
3 Nestle Capital Corp.	5.353%	2/28/2008	7,000	6,848
3 Procter & Gamble International Funding SCA	5.294%	10/4/2007	1,000	1,000
3 Procter & Gamble International Funding SCA	5.301%	10/25/2007	1,500	1,495
3 Procter & Gamble International Funding SCA	5.309%	10/31/2007	3,000	2,987
3 Procter & Gamble International Funding SCA	5.313%	11/5/2007	1,500	1,492

				36,912

Industrial (1.0%)
3 Wal-Mart Stores, Inc.	5.301%	11/13/2007	9,000	8,944
3 Wal-Mart Stores, Inc.	5.302%	11/14/2007	5,000	4,968
3 Wal-Mart Stores, Inc.	5.301%	11/20/2007	2,000	1,986

				15,898

Total Commercial Paper
(Cost $313,415)				313,415

Certificates of Deposit (27.5%)

Certificates of Deposit—U.S. Banks (3.9%)
Branch Banking & Trust Co.	5.305%	10/22/2007	5,000	5,000
Branch Banking & Trust Co.	5.315%	11/19/2007	5,000	5,000
HSBC Bank USA, NA	5.370%	11/13/2007	7,000	7,000
HSBC Bank USA, NA	5.500%	11/13/2007	9,000	9,000
State Street Bank & Trust	5.050%	12/19/2007	10,000	10,000
State Street Bank & Trust	5.400%	2/25/2008	5,000	5,000
State Street Bank & Trust	5.400%	2/28/2008	7,000	7,000
Wachovia Bank NA	5.320%	10/29/2007	15,000	15,000

				63,000

Yankee Certificates of Deposit—U.S. Branches (23.6%)
Abbey National Treasury Services PLC (Stamford Branch)	5.300%	10/16/2007	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	5.310%	10/22/2007	23,000	23,000
Bank of Montreal (Chicago Branch)	5.600%	12/17/2007	7,000	7,000
Bank of Montreal (Chicago Branch)	5.620%	12/17/2007	6,000	6,000
Bank of Nova Scotia (Portland Branch)	5.660%	10/15/2007	3,000	3,000
Bank of Nova Scotia (Portland Branch)	5.320%	11/1/2007	11,000	11,000
Bank of Nova Scotia (Portland Branch)	5.480%	11/29/2007	10,000	10,000
Barclays Bank PLC (New York Branch)	5.330%	10/2/2007	2,000	2,000
Barclays Bank PLC (New York Branch)	5.300%	10/18/2007	7,000	7,000
BNP Paribas (New York Branch)	5.195%	10/9/2007	6,000	6,000
BNP Paribas (New York Branch)	5.310%	10/12/2007	5,000	5,000
BNP Paribas (New York Branch)	5.320%	10/16/2007	20,000	20,000
BNP Paribas (New York Branch)	5.320%	10/19/2007	11,000	11,000
BNP Paribas (New York Branch)	5.290%	10/23/2007	12,000	12,000
Canadian Imperial Bank of Commerce (New York Branch)	5.360%	11/8/2007	5,000	5,000
Canadian Imperial Bank of Commerce (New York Branch)	5.430%	12/17/2007	4,000	4,000
Credit Suisse (New York Branch)	5.300%	10/29/2007	2,000	2,000
Credit Suisse (New York Branch)	5.305%	11/1/2007	10,000	10,000
Credit Suisse (New York Branch)	5.480%	3/7/2008	8,000	8,000
Credit Suisse (New York Branch)	5.480%	3/10/2008	7,000	7,000
Credit Suisse (New York Branch)	5.330%	3/17/2008	5,000	5,000
Deutsche Bank AG (New York Branch)	5.330%	11/1/2007	10,000	10,000
Dexia Credit Local (New York Branch)	4.950%	10/2/2007	10,000	10,000
HBOS Treasury Services PLC (New York Branch)	5.320%	10/18/2007	2,000	2,000
HBOS Treasury Services PLC (New York Branch)	5.500%	3/14/2008	15,000	15,000
Lloyds TSB Bank PLC (New York Branch)	5.650%	10/15/2007	3,000	3,000
Nordea Bank Finland PLC (New York Branch)	5.295%	10/17/2007	3,000	3,000
Nordea Bank Finland PLC (New York Branch)	5.350%	11/9/2007	8,000	8,000
Nordea Bank Finland PLC (New York Branch)	5.500%	11/19/2007	15,000	15,000
Rabobank Nederland (New York Branch)	4.880%	10/1/2007	10,000	10,000
Rabobank Nederland (New York Branch)	5.295%	1/30/2008	3,000	2,998
Royal Bank of Scotland PLC (New York Branch)	5.290%	10/18/2007	22,000	22,000
Royal Bank of Scotland PLC (New York Branch)	5.310%	10/26/2007	10,000	10,000
Societe Generale (New York Branch)	5.330%	11/1/2007	1,000	1,000
Societe Generale (New York Branch)	5.420%	12/18/2007	3,000	3,000
Svenska Handelsbanken, AB (New York Branch)	5.310%	11/1/2007	10,000	10,000
Svenska Handelsbanken, AB (New York Branch)	5.440%	3/4/2008	10,000	10,000
Toronto Dominion (New York Branch)	5.281%	10/5/2007	3,500	3,500
Toronto Dominion (New York Branch)	5.450%	10/18/2007	13,000	13,000
Toronto Dominion (New York Branch)	5.330%	11/5/2007	10,000	10,000
Toronto Dominion (New York Branch)	5.500%	11/15/2007	21,000	21,000
UBS AG (Stamford Branch)	5.380%	11/6/2007	7,000	7,000
UBS AG (Stamford Branch)	5.520%	2/11/2008	24,000	24,000

				382,498

Total Certificates of Deposit
(Cost $445,498)				445,498

Eurodollar Certificates of Deposit (18.6%)

ABN-AMRO Bank NV	5.320%	10/16/2007	13,000	13,000
ABN-AMRO Bank NV	5.315%	10/19/2007	14,000	14,000
ABN-AMRO Bank NV	5.290%	10/22/2007	5,000	5,000
ABN-AMRO Bank NV	5.650%	12/17/2007	14,000	14,004
Banco Bilbao Vizcaya Argentaria, SA	5.500%	12/20/2007	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA	5.220%	12/21/2007	10,000	10,000
Barclays Bank PLC	5.310%	10/12/2007	5,000	5,000
Barclays Bank PLC	5.320%	10/18/2007	10,000	10,000
Barclays Bank PLC	5.600%	2/14/2008	6,000	6,003
Barclays Bank PLC	5.480%	3/11/2008	15,000	15,000
Barclays Bank PLC	5.530%	3/14/2008	5,000	5,000
Credit Agricole S.A.	5.310%	10/12/2007	11,000	11,000
Credit Agricole S.A.	5.310%	11/13/2007	4,000	4,000
Credit Agricole S.A.	5.305%	11/15/2007	10,000	10,000
Credit Agricole S.A.	5.310%	11/19/2007	11,000	11,000
Deutsche Bank AG	5.320%	10/17/2007	10,000	10,000
HBOS Treasury Services PLC	5.500%	3/14/2008	20,000	20,000
HSBC Bank PLC	5.330%	1/30/2008	3,000	3,000
ING Bank N.V.	5.330%	10/11/2007	15,000	15,000
ING Bank N.V.	5.320%	10/24/2007	5,000	5,000
ING Bank N.V.	5.550%	12/17/2007	10,000	10,000
KBC Bank N.V.	5.380%	11/13/2007	10,000	10,000
KBC Bank N.V.	5.350%	2/19/2008	2,000	2,000
National Australia Bank Ltd.	5.310%	11/1/2007	30,000	30,000
Royal Bank of Scotland PLC	5.480%	11/30/2007	17,000	17,000
Royal Bank of Scotland PLC	5.480%	3/11/2008	6,000	6,000
Societe Generale	5.310%	10/12/2007	25,000	25,000
Societe Generale	5.320%	10/18/2007	6,000	6,000

Total Eurodollar Certificates of Deposit
(Cost $302,007)				302,007

Other Notes (3.4%)

Bank of America, N.A.	5.310%	10/12/2007	5,000	5,000
Bank of America, N.A.	5.300%	11/1/2007	4,000	4,000
Bank of America, N.A.	5.325%	11/19/2007	16,000	16,000
Bank of America, N.A.	5.420%	1/22/2008	30,000	30,000

Total Other Notes
(Cost $55,000)				55,000

Repurchase Agreements (7.9%)

Banc of America Securities, LLC
(Dated 9/28/2007, Repurchase Value $2,001,000, collateralized
by Federal Home Loan Bank 3.250%, 12/17/2007)	4.900%	10/1/2007	2,000	2,000
Barclays Capital Inc.
(Dated 9/28/2007, Repurchase Value $37,015,000, collateralized
by Federal National Mortgage Assn. 3.250%, 1/15/2008)	4.900%	10/1/2007	37,000	37,000
BNP Paribas Securities Corp.
(Dated 9/28/2007, Repurchase Value $6,002,000, collateralized
by Federal Home Loan Bank 4.970%, 8/18/2008)	4.900%	10/1/2007	6,000	6,000
Citigroup Global Markets, Inc.
(Dated 9/28/2007, Repurchase Value $10,004,000, collateralized
by Federal Home Loan Mortgage Corp. 6.875%, 9/15/2010)	4.900%	10/1/2007	10,000	10,000
Deutsche Bank Securities, Inc.
(Dated 9/28/2007, Repurchase Value $12,005,000, collateralized
by Federal Home Loan Mortgage Corp. 5.000%, 2/16/2017)	4.850%	10/1/2007	12,000	12,000
Greenwich Capital Markets, Inc.
(Dated 9/28/2007, Repurchase Value $12,005,000, collateralized
by Federal National Mortgage Assn. 7.250%, 1/15/2010)	5.000%	10/1/2007	12,000	12,000
Lehman Brothers Inc.
(Dated 9/28/2007, Repurchase Value $4,002,000, collateralized
by Federal Home Loan Bank 4.000%-5.600%, 2/15/2011-6/28/2011)	4.900%	10/1/2007	4,000	4,000
Lehman Brothers Inc.
(Dated 9/28/2007, Repurchase Value $7,334,000, collateralized by Federal Home Loan Bank 4.625%, 9/11/2020, and
Federal National Mortgage Assn. 4.500%, 2/15/2011)	4.870%	10/1/2007	7,331	7,331
UBS Securities LLC
(Dated 9/28/2007, Repurchase Value $37,016,000, collateralized
by Federal Home Loan Mortgage Corp. 6.625%, 9/15/2009)	5.030%	10/1/2007	37,000	37,000

Total Repurchase Agreements
(Cost $127,331)				127,331

Total Investments (99.3%)
(Cost 1,608,608)				1,608,608

Other Assets and Liabilities—Net (0.7%)				10,826

Net Assets (100%)				1,619,434

*	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Adjustable-rate note.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2007, the aggregate value of these securities was $130,000,000, representing 8.0% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (70.5%)

U.S. Government Securities (24.4%)
U.S. Treasury Bond	10.375%	11/15/2012	725	730
U.S. Treasury Bond	3.625%	5/15/2013	975	944
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,278
U.S. Treasury Bond	13.250%	5/15/2014	170	194
U.S. Treasury Bond	12.500%	8/15/2014	275	316
U.S. Treasury Bond	4.000%	2/15/2015	50	49
U.S. Treasury Bond	11.250%	2/15/2015	3,775	5,376
U.S. Treasury Bond	10.625%	8/15/2015	3,010	4,228
U.S. Treasury Bond	9.250%	2/15/2016	75	100
U.S. Treasury Bond	7.250%	5/15/2016	5,160	6,146
U.S. Treasury Bond	7.500%	11/15/2016	3,875	4,708
U.S. Treasury Bond	8.750%	5/15/2017	8,850	11,664
U.S. Treasury Bond	8.875%	8/15/2017	7,600	10,131
U.S. Treasury Bond	8.875%	2/15/2019	2,235	3,040
U.S. Treasury Bond	8.125%	8/15/2019	3,420	4,452
U.S. Treasury Bond	8.500%	2/15/2020	65	87
U.S. Treasury Bond	8.750%	5/15/2020	300	411
U.S. Treasury Bond	8.750%	8/15/2020	8,525	11,719
U.S. Treasury Bond	7.875%	2/15/2021	205	266
U.S. Treasury Bond	8.125%	5/15/2021	85	113
U.S. Treasury Bond	8.125%	8/15/2021	200	266
U.S. Treasury Bond	8.000%	11/15/2021	1,195	1,576
U.S. Treasury Bond	7.250%	8/15/2022	210	262
U.S. Treasury Bond	7.625%	11/15/2022	215	278
U.S. Treasury Bond	7.125%	2/15/2023	1,640	2,035
U.S. Treasury Bond	7.625%	2/15/2025	5,150	6,782
U.S. Treasury Bond	6.875%	8/15/2025	725	894
U.S. Treasury Bond	6.000%	2/15/2026	25	28
U.S. Treasury Bond	6.750%	8/15/2026	5,630	6,902
U.S. Treasury Bond	6.500%	11/15/2026	1,650	1,977
U.S. Treasury Bond	6.625%	2/15/2027	3,940	4,786
U.S. Treasury Bond	6.375%	8/15/2027	85	101
U.S. Treasury Bond	5.500%	8/15/2028	150	162
U.S. Treasury Bond	5.250%	11/15/2028	110	115
U.S. Treasury Bond	5.250%	2/15/2029	200	210
U.S. Treasury Bond	6.125%	8/15/2029	280	327
U.S. Treasury Bond	6.250%	5/15/2030	2,250	2,675
U.S. Treasury Bond	5.375%	2/15/2031	5,700	6,102
U.S. Treasury Bond	4.500%	2/15/2036	2,800	2,653
U.S. Treasury Bond	4.750%	2/15/2037	450	444
U.S. Treasury Note	4.875%	8/31/2008	2,850	2,868
U.S. Treasury Note	3.125%	9/15/2008	200	198
U.S. Treasury Note	4.625%	9/30/2008	2,706	2,720
U.S. Treasury Note	3.125%	10/15/2008	525	520
U.S. Treasury Note	4.875%	10/31/2008	4,050	4,084
U.S. Treasury Note	3.375%	11/15/2008	1,625	1,614
U.S. Treasury Note	4.375%	11/15/2008	5,600	5,621
U.S. Treasury Note	4.750%	12/31/2008	3,375	3,404
U.S. Treasury Note	3.250%	1/15/2009	350	347
U.S. Treasury Note	4.875%	1/31/2009	960	971
U.S. Treasury Note	4.500%	2/15/2009	1,745	1,756
U.S. Treasury Note	4.750%	2/28/2009	7,350	7,425
U.S. Treasury Note	2.625%	3/15/2009	3,450	3,384
U.S. Treasury Note	4.500%	3/31/2009	8,625	8,688
U.S. Treasury Note	4.500%	4/30/2009	4,900	4,940
U.S. Treasury Note	3.875%	5/15/2009	1,415	1,413
U.S. Treasury Note	4.875%	5/15/2009	1,675	1,699
U.S. Treasury Note	5.500%	5/15/2009	1,350	1,382
U.S. Treasury Note	4.875%	5/31/2009	4,275	4,336
U.S. Treasury Note	3.625%	7/15/2009	3,955	3,932
U.S. Treasury Note	3.500%	8/15/2009	200	198
U.S. Treasury Note	4.875%	8/15/2009	450	457
U.S. Treasury Note	3.375%	10/15/2009	8,065	7,970
U.S. Treasury Note	3.500%	12/15/2009	1,000	990
U.S. Treasury Note	3.500%	2/15/2010	1,150	1,137
U.S. Treasury Note	6.500%	2/15/2010	15,875	16,763
U.S. Treasury Note	4.000%	3/15/2010	6,200	6,201
U.S. Treasury Note	4.000%	4/15/2010	6,700	6,699
U.S. Treasury Note	3.875%	5/15/2010	150	150
U.S. Treasury Note	4.125%	8/15/2010	1,720	1,725
U.S. Treasury Note	3.875%	9/15/2010	1,350	1,344
U.S. Treasury Note	4.250%	10/15/2010	6,060	6,096
U.S. Treasury Note	4.500%	11/15/2010	135	137
U.S. Treasury Note	4.500%	2/28/2011	1,035	1,049
U.S. Treasury Note	4.750%	3/31/2011	775	792
U.S. Treasury Note	4.875%	4/30/2011	6,775	6,950
U.S. Treasury Note	4.875%	5/31/2011	4,825	4,951
U.S. Treasury Note	5.125%	6/30/2011	50	52
U.S. Treasury Note	4.875%	7/31/2011	1,100	1,129
U.S. Treasury Note	4.500%	9/30/2011	735	745
U.S. Treasury Note	4.625%	10/31/2011	13,225	13,454
U.S. Treasury Note	4.500%	11/30/2011	400	405
U.S. Treasury Note	4.625%	12/31/2011	50	51
U.S. Treasury Note	4.750%	1/31/2012	3,625	3,707
U.S. Treasury Note	4.625%	2/29/2012	6,800	6,919
U.S. Treasury Note	4.500%	3/31/2012	2,275	2,302
U.S. Treasury Note	4.500%	4/30/2012	100	101
U.S. Treasury Note	4.750%	5/31/2012	1,300	1,329
U.S. Treasury Note	4.875%	6/30/2012	5,575	5,728
U.S. Treasury Note	4.625%	7/31/2012	9,450	9,610
U.S. Treasury Note	3.875%	2/15/2013	20	20
U.S. Treasury Note	4.250%	8/15/2013	1,975	1,972
U.S. Treasury Note	4.250%	11/15/2013	1,185	1,182
U.S. Treasury Note	4.000%	2/15/2014	325	319
U.S. Treasury Note	4.750%	5/15/2014	300	307
U.S. Treasury Note	4.250%	8/15/2014	6,175	6,129
U.S. Treasury Note	4.250%	11/15/2014	9,200	9,112
U.S. Treasury Note	4.250%	8/15/2015	25	25
U.S. Treasury Note	4.875%	8/15/2016	5	5
U.S. Treasury Note	4.750%	8/15/2017	25	25

				294,066

Agency Bonds and Notes (8.7%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	350	340
1 Federal Farm Credit Bank	3.750%	1/15/2009	225	223
1 Federal Farm Credit Bank	4.125%	4/15/2009	175	174
1 Federal Farm Credit Bank	5.250%	8/3/2009	275	279
1 Federal Farm Credit Bank	5.000%	10/23/2009	250	254
1 Federal Farm Credit Bank	5.250%	9/13/2010	150	154
1 Federal Farm Credit Bank	5.375%	7/18/2011	550	569
1 Federal Farm Credit Bank	4.500%	10/17/2012	100	99
1 Federal Farm Credit Bank	4.875%	12/16/2015	175	174
1 Federal Farm Credit Bank	5.125%	8/25/2016	225	226
1 Federal Farm Credit Bank	4.875%	1/17/2017	250	247
1 Federal Home Loan Bank	4.750%	4/24/2009	4,000	4,022
1 Federal Home Loan Bank	5.375%	7/17/2009	250	254
1 Federal Home Loan Bank	5.250%	8/5/2009	125	127
1 Federal Home Loan Bank	5.000%	9/18/2009	1,000	1,012
1 Federal Home Loan Bank	4.500%	10/9/2009	5,000	5,010
1 Federal Home Loan Bank	5.000%	12/11/2009	125	126
1 Federal Home Loan Bank	3.875%	1/15/2010	375	371
1 Federal Home Loan Bank	4.375%	3/17/2010	600	600
1 Federal Home Loan Bank	4.875%	5/14/2010	150	152
1 Federal Home Loan Bank	7.625%	5/14/2010	1,850	1,992
1 Federal Home Loan Bank	4.875%	11/18/2011	400	403
1 Federal Home Loan Bank	5.750%	5/15/2012	575	603
1 Federal Home Loan Bank	3.875%	6/14/2013	825	793
1 Federal Home Loan Bank	5.125%	8/14/2013	1,925	1,961
1 Federal Home Loan Bank	4.500%	9/16/2013	2,300	2,278
1 Federal Home Loan Bank	5.500%	8/13/2014	1,600	1,664
1 Federal Home Loan Bank	5.375%	5/18/2016	1,800	1,855
1 Federal Home Loan Bank	5.625%	6/13/2016	75	78
1 Federal Home Loan Bank	4.750%	12/16/2016	2,625	2,585
1 Federal Home Loan Bank	4.875%	5/17/2017	125	124
1 Federal Home Loan Bank	5.250%	12/11/2020	250	251
1 Federal Home Loan Mortgage Corp.	3.375%	4/15/2009	2,500	2,462
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	2,500	2,533
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	2,375	2,395
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	3,750	3,905
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	150	151
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,700	2,842
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	250	257
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	2,250	2,350
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	1,100	1,124
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	2,000	2,076
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,300	1,290
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	350	346
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	1,850	1,866
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	3,500	3,550
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	2,000	2,044
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	1,000	1,011
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	615	604
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	400	476
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,825
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	425	482
1 Federal National Mortgage Assn.	4.500%	10/15/2008	2,000	2,000
1 Federal National Mortgage Assn.	4.875%	4/15/2009	750	755
1 Federal National Mortgage Assn.	5.125%	7/13/2009	7,000	7,074
1 Federal National Mortgage Assn.	6.625%	9/15/2009	5,060	5,270
1 Federal National Mortgage Assn.	7.250%	1/15/2010	3,010	3,194
1 Federal National Mortgage Assn.	4.250%	8/15/2010	1,200	1,195
1 Federal National Mortgage Assn.	6.250%	2/1/2011	400	421
1 Federal National Mortgage Assn.	5.500%	3/15/2011	1,000	1,033
1 Federal National Mortgage Assn.	5.000%	10/15/2011	1,025	1,043
1 Federal National Mortgage Assn.	6.125%	3/15/2012	1,450	1,540
1 Federal National Mortgage Assn.	4.875%	5/18/2012	350	354
1 Federal National Mortgage Assn.	4.375%	9/15/2012	350	347
1 Federal National Mortgage Assn.	4.750%	2/21/2013	500	501
1 Federal National Mortgage Assn.	4.375%	3/15/2013	650	642
1 Federal National Mortgage Assn.	4.625%	5/1/2013	475	471
1 Federal National Mortgage Assn.	4.625%	10/15/2013	2,950	2,929
1 Federal National Mortgage Assn.	4.125%	4/15/2014	1,500	1,446
1 Federal National Mortgage Assn.	4.625%	10/15/2014	1,000	989
1 Federal National Mortgage Assn.	4.375%	10/15/2015	500	483
1 Federal National Mortgage Assn.	5.250%	9/15/2016	1,150	1,176
1 Federal National Mortgage Assn.	4.875%	12/15/2016	1,500	1,491
1 Federal National Mortgage Assn.	5.000%	2/13/2017	925	928
1 Federal National Mortgage Assn.	5.000%	5/11/2017	2,000	2,005
1 Federal National Mortgage Assn.	7.125%	1/15/2030	1,425	1,768
1 Federal National Mortgage Assn.	7.250%	5/15/2030	300	378
1 Federal National Mortgage Assn.	6.625%	11/15/2030	600	708
1 Federal National Mortgage Assn.	5.625%	7/15/2037	125	130
Private Export Funding Corp.	7.200%	1/15/2010	400	423
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	150	155
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	50	51
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	75	77
1 Tennessee Valley Auth.	5.500%	7/18/2017	275	284
1 Tennessee Valley Auth.	7.125%	5/1/2030	1,000	1,247
1 Tennessee Valley Auth.	4.650%	6/15/2035	175	159
1 Tennessee Valley Auth.	5.375%	4/1/2056	50	50

				105,306

Mortgage-Backed Securities (37.4%)
Conventional Mortgage-Backed Securities (34.3%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	8/1/2008-9/1/2020	4,686	4,457
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2009-8/1/2035	16,241	15,640
1,2 Federal Home Loan Mortgage Corp.	5.000%	3/1/2008-10/1/2037	42,211	40,643
1,2 Federal Home Loan Mortgage Corp.	5.500%	11/1/2008-10/1/2037	59,890	58,785
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-10/1/2037	21,864	21,948
1,2 Federal Home Loan Mortgage Corp.	6.500%	2/1/2008-10/1/2036	6,095	6,231
1,2 Federal Home Loan Mortgage Corp.	7.000%	2/1/2008-9/1/2036	2,971	3,071
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2009-12/1/2030	305	316
1,2 Federal Home Loan Mortgage Corp.	8.000%	10/1/2009-7/1/2030	240	252
1,2 Federal Home Loan Mortgage Corp.	8.500%	3/1/2023-11/1/2030	82	86
1,2 Federal Home Loan Mortgage Corp.	9.000%	5/1/2027-5/1/2030	9	11
1,2 Federal Home Loan Mortgage Corp.	9.500%	1/1/2025-2/1/2025	4	5
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-11/1/2019	5	5
1,2 Federal National Mortgage Assn.	4.000%	12/1/2010-6/1/2019	1,777	1,701
1,2 Federal National Mortgage Assn.	4.500%	9/1/2011-10/1/2035	16,485	15,782
1,2 Federal National Mortgage Assn.	5.000%	9/1/2009-5/1/2037	59,521	57,284
1,2 Federal National Mortgage Assn.	5.500%	3/1/2017-8/1/2037	66,500	65,437
1,2 Federal National Mortgage Assn.	6.000%	11/1/2008-10/1/2037	56,118	56,313
1,2 Federal National Mortgage Assn.	6.500%	8/1/2008-10/1/2037	18,489	18,856
1,2 Federal National Mortgage Assn.	7.000%	1/1/2008-10/1/2037	3,810	3,936
1,2 Federal National Mortgage Assn.	7.500%	4/1/2008-7/1/2032	351	365
1,2 Federal National Mortgage Assn.	8.000%	2/1/2008-11/1/2030	126	134
1,2 Federal National Mortgage Assn.	8.500%	7/1/2022-4/1/2031	50	53
1,2 Federal National Mortgage Assn.	9.000%	6/1/2022-12/1/2024	13	13
1,2 Federal National Mortgage Assn.	9.500%	12/1/2018-2/1/2025	10	11
1,2 Federal National Mortgage Assn.	10.000%	8/1/2020-8/1/2021	4	4
1,2 Federal National Mortgage Assn.	10.500%	8/1/2020	2	2
2 Government National Mortgage Assn.	4.500%	8/15/2018-8/15/2035	805	767
2 Government National Mortgage Assn.	5.000%	3/15/2018-1/20/2037	8,119	7,869
2 Government National Mortgage Assn.	5.500%	6/15/2018-9/20/2037	14,356	14,158
2 Government National Mortgage Assn.	6.000%	3/15/2009-10/1/2037	12,599	12,669
2 Government National Mortgage Assn.	6.500%	10/15/2008-8/20/2037	4,482	4,585
2 Government National Mortgage Assn.	7.000%	10/15/2008-8/20/2036	965	1,006
2 Government National Mortgage Assn.	7.500%	5/15/2008-1/15/2031	287	300
2 Government National Mortgage Assn.	8.000%	3/15/2008-12/15/2030	175	184
2 Government National Mortgage Assn.	8.500%	7/15/2009-7/15/2030	55	58
2 Government National Mortgage Assn.	9.000%	4/15/2016-7/15/2030	98	105
2 Government National Mortgage Assn.	9.500%	4/15/2017-12/15/2021	15	15
2 Government National Mortgage Assn.	10.000%	5/15/2020-2/15/2013	22	23
Nonconventional Mortgage-Backed Securities (3.1%)
1,2 Federal Home Loan Mortgage Corp.	4.276%	4/1/2036	1,016	1,011
1,2 Federal Home Loan Mortgage Corp.	4.336%	11/1/2033	130	130
1,2 Federal Home Loan Mortgage Corp.	4.597%	11/1/2034	452	447
1,2 Federal Home Loan Mortgage Corp.	4.622%	4/1/2035	550	548
1,2 Federal Home Loan Mortgage Corp.	4.656%	7/1/2035	378	372
1,2 Federal Home Loan Mortgage Corp.	4.659%	12/1/2035	685	683
1,2 Federal Home Loan Mortgage Corp.	4.704%	12/1/2034	195	195
1,2 Federal Home Loan Mortgage Corp.	4.793%	7/1/2035	891	882
1,2 Federal Home Loan Mortgage Corp.	4.983%	5/1/2035	506	502
1,2 Federal Home Loan Mortgage Corp.	5.268%	3/1/2036	538	538
1,2 Federal Home Loan Mortgage Corp.	5.308%	12/1/2036	185	186
1,2 Federal Home Loan Mortgage Corp.	5.426%	3/1/2037	473	474
1,2 Federal Home Loan Mortgage Corp.	5.458%	4/1/2037	646	648
1,2 Federal Home Loan Mortgage Corp.	5.490%	2/1/2036	441	441
1,2 Federal Home Loan Mortgage Corp.	5.581%	5/1/2036	466	472
1,2 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	458	461
1,2 Federal Home Loan Mortgage Corp.	5.710%	12/1/2036	699	706
1,2 Federal Home Loan Mortgage Corp.	5.712%	3/1/2037	941	950
1,2 Federal Home Loan Mortgage Corp.	5.773%	5/1/2036	251	254
1,2 Federal Home Loan Mortgage Corp.	5.828%	6/1/2037	719	723
1,2 Federal Home Loan Mortgage Corp.	5.854%	4/1/2037	588	593
1,2 Federal Home Loan Mortgage Corp.	5.874%	5/1/2037	599	598
1,2 Federal National Mortgage Assn.	4.135%	5/1/2034	250	246
1,2 Federal National Mortgage Assn.	4.423%	8/1/2035	913	902
1,2 Federal National Mortgage Assn.	4.426%	4/1/2036	763	764
1,2 Federal National Mortgage Assn.	4.573%	1/1/2035	962	957
1,2 Federal National Mortgage Assn.	4.589%	11/1/2034	497	487
1,2 Federal National Mortgage Assn.	4.641%	11/1/2033	126	125
1,2 Federal National Mortgage Assn.	4.653%	9/1/2034	417	411
1,2 Federal National Mortgage Assn.	4.657%	8/1/2035	1,245	1,229
1,2 Federal National Mortgage Assn.	4.700%	10/1/2034	237	235
1,2 Federal National Mortgage Assn.	4.729%	9/1/2035	349	346
1,2 Federal National Mortgage Assn.	4.753%	9/1/2034	106	106
1,2 Federal National Mortgage Assn.	4.759%	6/1/2034	177	176
1,2 Federal National Mortgage Assn.	4.780%	4/1/2036	927	933
1,2 Federal National Mortgage Assn.	4.781%	10/1/2034	522	520
1,2 Federal National Mortgage Assn.	4.827%	4/1/2037	669	670
1,2 Federal National Mortgage Assn.	4.863%	12/1/2035	682	678
1,2 Federal National Mortgage Assn.	4.955%	7/1/2035	141	141
1,2 Federal National Mortgage Assn.	5.081%	12/1/2035	829	825
1,2 Federal National Mortgage Assn.	5.090%	2/1/2036	126	126
1,2 Federal National Mortgage Assn.	5.110%	1/1/2036	453	454
1,2 Federal National Mortgage Assn.	5.138%	12/1/2035	848	848
1,2 Federal National Mortgage Assn.	5.289%	3/1/2037	388	390
1,2 Federal National Mortgage Assn.	5.465%	2/1/2036	557	558
1,2 Federal National Mortgage Assn.	5.480%	5/1/2037	346	348
1,2 Federal National Mortgage Assn.	5.620%	7/1/2036	166	169
1,2 Federal National Mortgage Assn.	5.627%	1/1/2037	451	455
1,2 Federal National Mortgage Assn.	5.654%	3/1/2037	456	462
1,2 Federal National Mortgage Assn.	5.673%	6/1/2036	240	241
1,2 Federal National Mortgage Assn.	5.690%	3/1/2037	1,420	1,437
1,2 Federal National Mortgage Assn.	5.695%	2/1/2037	1,354	1,372
1,2 Federal National Mortgage Assn.	5.698%	2/1/2037	908	920
1,2 Federal National Mortgage Assn.	5.740%	3/1/2037	1,201	1,216
1,2 Federal National Mortgage Assn.	5.743%	12/1/2036	1,407	1,425
1,2 Federal National Mortgage Assn.	5.761%	4/1/2036	415	419
1,2 Federal National Mortgage Assn.	5.785%	4/1/2037	278	280
1,2 Federal National Mortgage Assn.	5.800%	4/1/2037	490	491
1,2 Federal National Mortgage Assn.	5.817%	1/1/2036	252	253
1,2 Federal National Mortgage Assn.	5.826%	6/1/2037	1,473	1,493
1,2 Federal National Mortgage Assn.	5.881%	9/1/2036	1,072	1,093
1,2 Federal National Mortgage Assn.	6.014%	11/1/2036	904	917
1,2 Federal National Mortgage Assn.	6.097%	6/1/2036	123	124

				450,136

Total U.S. Government and Agency Obligations
				849,508

Corporate Bonds (26.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (8.3%)
3 BA Covered Bond Issuer	5.500%	6/14/2012	1,150	1,178
2,4 Bank One Issuance Trust	5.873%	6/15/2010	1,000	1,000
2,4 Bank One Issuance Trust	5.862%	6/15/2011	600	600
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,100	2,133
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	375	375
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.302%	10/12/2042	1,000	990
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	1,200	1,197
2,4 Capital One Master Trust	5.952%	12/15/2010	2,000	2,001
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	1,500	1,478
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	1,000	972
2,4 Chase Issuance Trust	5.762%	12/15/2010	9,300	9,292
2,4 Chase Issuance Trust	5.762%	2/15/2011	1,500	1,502
2 Chase Issuance Trust	4.650%	12/17/2012	800	795
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	1,000	985
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	2,000	1,971
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	500	581
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	864	916
2 Countrywide Home Loans	4.050%	5/25/2033	275	270
2 Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/2035	3,500	3,601
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	850	835
2 DaimlerChrysler Auto Trust	4.200%	7/8/2010	180	178
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	679	679
2,4 DaimlerChrysler Master Owner Trust	5.777%	12/15/2010	800	796
2,4 Discover Card Master Trust I	5.772%	5/15/2010	4,000	4,000
2,4 Discover Card Master Trust I	5.762%	9/16/2010	1,000	999
2,4 Discover Card Master Trust I	5.772%	5/15/2011	5,000	4,991
2,4 Discover Card Master Trust I	5.862%	5/15/2011	750	749
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	2,100	2,183
2,4 Fleet Credit Card Master Trust II	5.893%	4/15/2010	4,500	4,501
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	195	195
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,162	1,177
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	1,350	1,356
2 GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041	1,500	1,455
2,4 Gracechurch Card Funding PLC	5.862%	3/15/2010	5,000	4,998
2,4 Gracechurch Card Funding PLC	5.762%	6/15/2010	1,000	999
2,4 Gracechurch Card Funding PLC	5.762%	9/15/2010	3,000	2,994
2,4 Gracechurch Card Funding PLC	5.762%	11/15/2010	2,000	1,996
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	737	734
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	500	499
2 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	1,000	997
2 JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/2035	1,078	1,059
2 JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/2042	2,000	1,934
2 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	450	452
2 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	1,500	1,447
2 LB-UBS Commercial Mortgage Trust	4.885%	9/15/2030	1,950	1,945
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	250	247
2,4 MBNA Credit Card Master Note Trust	5.753%	12/15/2010	6,000	5,992
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	250	248
2,4 MBNA Credit Card Master Note Trust	5.510%	12/15/2011	250	250
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	1,400	1,456
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	1/12/2017	375	370
2 Morgan Stanley Capital I	4.970%	4/14/2040	1,217	1,191
2 Morgan Stanley Capital I	5.230%	9/15/2042	2,625	2,600
2 Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039	2,500	2,552
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	114	114
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	200	196
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	600	607
2 PNC Mortgage Acceptance Corp.	7.300%	10/12/2033	1,891	1,982
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	500	557
2 Salomon Brothers Mortgage Securities VII	4.116%	9/25/2033	781	771
2 USAA Auto Owner Trust	4.550%	2/16/2010	370	368
2 USAA Auto Owner Trust	5.360%	2/15/2011	750	750
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	442	441
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	701	699
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	1,936	1,899
2 World Omni Auto Receivables Trust	3.540%	11/14/2011	131	131

				99,406

Finance (7.8%)
Banking (3.2%)
Abbey National PLC	7.950%	10/26/2029	150	183
AmSouth Bank NA	5.200%	4/1/2015	150	143
BAC Capital Trust XI	6.625%	5/23/2036	150	152
3 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	575	596
Bank of America Corp.	3.375%	2/17/2009	250	245
Bank of America Corp.	4.500%	8/1/2010	200	199
Bank of America Corp.	4.250%	10/1/2010	50	49
Bank of America Corp.	4.375%	12/1/2010	50	49
Bank of America Corp.	6.250%	4/15/2012	350	365
Bank of America Corp.	5.375%	6/15/2014	170	169
Bank of America Corp.	5.125%	11/15/2014	1,530	1,499
Bank of America Corp.	5.250%	12/1/2015	200	195
Bank of America Corp.	5.750%	8/15/2016	100	100
Bank of America Corp.	5.625%	10/14/2016	100	100
Bank of America Corp.	5.300%	3/15/2017	250	242
Bank of America Corp.	5.420%	3/15/2017	100	97
Bank of America Corp.	6.000%	9/1/2017	25	26
Bank of America Corp.	5.625%	3/8/2035	450	398
Bank of New York Co., Inc.	6.375%	4/1/2012	100	104
Bank of New York Co., Inc.	4.950%	3/15/2015	200	187
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	175	187
Bank One Corp.	6.000%	2/17/2009	1,000	1,013
Bank One Corp.	7.875%	8/1/2010	50	53
Bank One Corp.	5.250%	1/30/2013	50	49
Bank One Corp.	4.900%	4/30/2015	100	94
2 Barclays Bank PLC	6.278%	12/29/2049	80	70
BB&T Corp.	6.500%	8/1/2011	125	130
BB&T Corp.	4.750%	10/1/2012	125	122
BB&T Corp.	5.200%	12/23/2015	125	120
BB&T Corp.	5.625%	9/15/2016	175	173
BB&T Corp.	4.900%	6/30/2017	75	70
BB&T Corp.	6.750%	6/7/2036	175	176
Charter One Bank N.A.	5.500%	4/26/2011	300	303
Citigroup, Inc.	3.625%	2/9/2009	25	25
Citigroup, Inc.	4.250%	7/29/2009	200	198
Citigroup, Inc.	4.625%	8/3/2010	600	596
Citigroup, Inc.	6.500%	1/18/2011	550	574
Citigroup, Inc.	5.100%	9/29/2011	700	698
Citigroup, Inc.	6.000%	2/21/2012	150	154
Citigroup, Inc.	5.500%	8/27/2012	200	203
Citigroup, Inc.	5.625%	8/27/2012	325	329
Citigroup, Inc.	5.125%	5/5/2014	50	49
Citigroup, Inc.	5.000%	9/15/2014	775	750
Citigroup, Inc.	4.875%	5/7/2015	200	191
Citigroup, Inc.	4.700%	5/29/2015	50	47
Citigroup, Inc.	5.300%	1/7/2016	225	221
Citigroup, Inc.	6.625%	6/15/2032	100	105
Citigroup, Inc.	5.875%	2/22/2033	325	313
Citigroup, Inc.	6.000%	10/31/2033	250	244
Citigroup, Inc.	6.125%	8/25/2036	100	100
Citigroup, Inc.	5.875%	5/29/2037	50	48
Colonial Bank NA	6.375%	12/1/2015	50	51
Comerica Bank	5.750%	11/21/2016	225	223
Comerica Bank	5.200%	8/22/2017	75	70
Compass Bank	6.400%	10/1/2017	75	76
Compass Bank	5.900%	4/1/2026	50	45
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	675	675
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	150	150
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	258
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	400	420
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	65	65
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	550	525
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	435	420
Deutsche Bank Financial LLC	5.375%	3/2/2015	300	293
Deutsche Bank Financial, Inc.	6.000%	9/1/2017	250	253
Fifth Third Bank	4.200%	2/23/2010	100	98
First Tennessee Bank	5.050%	1/15/2015	50	47
FirstStar Bank	7.125%	12/1/2009	250	260
Fleet Capital Trust II	7.920%	12/11/2026	400	416
3 HBOS Treasury Services PLC	5.250%	2/21/2017	550	557
HSBC Bank USA	5.625%	8/15/2035	250	227
HSBC Holdings PLC	7.500%	7/15/2009	350	364
HSBC Holdings PLC	7.625%	5/17/2032	100	110
HSBC Holdings PLC	7.350%	11/27/2032	100	107
HSBC Holdings PLC	6.500%	5/2/2036	350	354
HSBC Holdings PLC	6.500%	9/15/2037	325	325
JP Morgan Chase Capital XXII	6.450%	2/2/2037	100	93
JPM Capital Trust	6.550%	9/29/2036	125	117
JPMorgan Capital Trust	5.875%	3/15/2035	200	178
JPMorgan Chase & Co.	5.600%	6/1/2011	450	456
JPMorgan Chase & Co.	4.500%	1/15/2012	300	291
JPMorgan Chase & Co.	6.625%	3/15/2012	100	105
JPMorgan Chase & Co.	5.375%	10/1/2012	50	50
JPMorgan Chase & Co.	5.750%	1/2/2013	350	352
JPMorgan Chase & Co.	5.375%	1/15/2014	25	25
JPMorgan Chase & Co.	4.875%	3/15/2014	230	221
JPMorgan Chase & Co.	5.125%	9/15/2014	410	398
JPMorgan Chase & Co.	4.750%	3/1/2015	25	23
JPMorgan Chase & Co.	5.250%	5/1/2015	525	507
JPMorgan Chase & Co.	5.150%	10/1/2015	150	144
JPMorgan Chase & Co.	5.875%	6/13/2016	25	25
JPMorgan Chase & Co.	6.125%	6/27/2017	75	77
JPMorgan Chase & Co.	5.850%	8/1/2035	150	133
JPMorgan Chase & Co.	6.800%	10/1/2037	225	224
Key Bank NA	5.500%	9/17/2012	75	75
Key Bank NA	5.800%	7/1/2014	125	125
Key Bank NA	4.950%	9/15/2015	150	141
Key Bank NA	5.450%	3/3/2016	150	145
Marshall & Ilsley Bank	4.850%	6/16/2015	275	259
MBNA America Bank NA	6.625%	6/15/2012	100	105
MBNA Corp.	6.125%	3/1/2013	125	130
Mellon Bank NA	4.750%	12/15/2014	50	47
Mellon Funding Corp.	5.000%	12/1/2014	300	289
3 Nationwide Building Society	5.500%	7/18/2012	575	591
NB Capital Trust IV	8.250%	4/15/2027	200	208
North Fork Bancorp., Inc.	5.875%	8/15/2012	150	146
3 Northern Rock PLC	5.625%	6/22/2017	1,150	1,145
PNC Bank NA	4.875%	9/21/2017	75	69
PNC Funding Corp.	5.250%	11/15/2015	100	96
PNC Funding Corp.	5.625%	2/1/2017	75	74
Regions Financial Corp.	7.750%	3/1/2011	300	320
Regions Financial Corp.	6.375%	5/15/2012	200	206
2 Regions Financial Corp.	6.625%	5/15/2047	100	95
Royal Bank of Canada	4.125%	1/26/2010	375	367
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	300	292
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	50	47
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	450	465
Santander Central Hispano Issuances	7.625%	9/14/2010	375	400
Santander Finance Issuances	6.375%	2/15/2011	50	52
Sanwa Bank Ltd.	8.350%	7/15/2009	100	106
Sanwa Bank Ltd.	7.400%	6/15/2011	725	784
Southtrust Corp.	5.800%	6/15/2014	50	50
Sovereign Bancorp, Inc.	4.800%	9/1/2010	200	200
Sumitomo Bank International Finance NV	8.500%	6/15/2009	150	159
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	445	497
SunTrust Banks, Inc.	5.000%	9/1/2015	100	96
SunTrust Banks, Inc.	5.200%	1/17/2017	100	93
SunTrust Banks, Inc.	6.000%	9/11/2017	50	51
SunTrust Banks, Inc.	5.450%	12/1/2017	300	292
2 Suntrust Capital	6.100%	12/1/2066	50	45
Swiss Bank Corp.	7.000%	10/15/2015	250	273
Swiss Bank Corp.	7.375%	6/15/2017	100	113
Synovus Financial Corp.	5.125%	6/15/2017	125	119
UFJ Finance Aruba AEC	6.750%	7/15/2013	150	154
Union Bank of California NA	5.950%	5/11/2016	100	99
UnionBanCal Corp.	5.250%	12/16/2013	50	49
US Bank NA	4.950%	10/30/2014	425	407
Wachovia Bank NA	4.875%	2/1/2015	270	255
Wachovia Bank NA	5.850%	2/1/2037	300	284
Wachovia Corp.	3.625%	2/17/2009	650	639
Wachovia Corp.	4.375%	6/1/2010	125	124
Wachovia Corp.	7.800%	8/18/2010	75	80
Wachovia Corp.	5.300%	10/15/2011	175	176
Wachovia Corp.	4.875%	2/15/2014	255	245
Wachovia Corp.	5.625%	10/15/2016	125	124
Wachovia Corp.	5.750%	6/15/2017	150	151
3 Wachovia Corp.	8.000%	12/15/2026	600	624
Wachovia Corp.	5.500%	8/1/2035	450	411
Washington Mutual Bank	6.875%	6/15/2011	450	465
Washington Mutual Bank	5.650%	8/15/2014	125	121
Washington Mutual Bank	5.125%	1/15/2015	50	47
Washington Mutual, Inc.	4.200%	1/15/2010	150	144
Washington Mutual, Inc.	5.000%	3/22/2012	175	169
Washington Mutual, Inc.	5.250%	9/15/2017	50	46
Wells Fargo & Co.	3.125%	4/1/2009	350	340
Wells Fargo & Co.	4.200%	1/15/2010	575	566
Wells Fargo & Co.	4.875%	1/12/2011	225	223
Wells Fargo & Co.	5.300%	8/26/2011	75	75
Wells Fargo & Co.	4.950%	10/16/2013	350	342
Wells Fargo & Co.	4.625%	4/15/2014	75	72
Wells Fargo & Co.	5.000%	11/15/2014	50	48
Wells Fargo & Co.	5.375%	2/7/2035	200	182
Wells Fargo Bank NA	4.750%	2/9/2015	825	773
Wells Fargo Bank NA	5.950%	8/26/2036	50	49
World Savings Bank, FSB	4.125%	12/15/2009	75	74
Zions Bancorp.	5.500%	11/16/2015	175	170
Brokerage (1.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	150	151
Ameriprise Financial Inc.	5.650%	11/15/2015	125	122
Bear Stearns Co., Inc.	4.550%	6/23/2010	325	317
Bear Stearns Co., Inc.	5.350%	2/1/2012	50	49
Bear Stearns Co., Inc.	5.700%	11/15/2014	225	218
Bear Stearns Co., Inc.	5.300%	10/30/2015	50	47
Bear Stearns Co., Inc.	5.550%	1/22/2017	650	615
Bear Stearns Co., Inc.	6.400%	10/2/2017	150	149
Goldman Sachs Group, Inc.	3.875%	1/15/2009	55	54
Goldman Sachs Group, Inc.	6.650%	5/15/2009	500	513
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	314
Goldman Sachs Group, Inc.	4.500%	6/15/2010	190	188
Goldman Sachs Group, Inc.	6.875%	1/15/2011	25	26
Goldman Sachs Group, Inc.	6.600%	1/15/2012	725	762
Goldman Sachs Group, Inc.	5.700%	9/1/2012	150	152
Goldman Sachs Group, Inc.	5.250%	4/1/2013	250	242
Goldman Sachs Group, Inc.	4.750%	7/15/2013	100	95
Goldman Sachs Group, Inc.	5.250%	10/15/2013	50	49
Goldman Sachs Group, Inc.	5.150%	1/15/2014	135	131
Goldman Sachs Group, Inc.	5.000%	10/1/2014	25	24
Goldman Sachs Group, Inc.	5.125%	1/15/2015	290	281
Goldman Sachs Group, Inc.	5.350%	1/15/2016	500	486
Goldman Sachs Group, Inc.	5.625%	1/15/2017	450	438
Goldman Sachs Group, Inc.	6.250%	9/1/2017	625	638
Goldman Sachs Group, Inc.	5.950%	1/15/2027	150	143
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	123
Goldman Sachs Group, Inc.	6.345%	2/15/2034	400	371
Goldman Sachs Group, Inc.	6.450%	5/1/2036	75	73
Goldman Sachs Group, Inc.	6.750%	10/1/2037	600	603
Janus Capital Group	5.875%	9/15/2011	75	75
Janus Capital Group	6.700%	6/15/2017	50	50
Jefferies Group Inc.	6.450%	6/8/2027	375	351
Jefferies Group Inc.	6.250%	1/15/2036	175	156
Lazard Group	6.850%	6/15/2017	125	123
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	200	195
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	24
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	150	148
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	550	571
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	300	295
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	150	152
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	300	298
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	425	411
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	50	48
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	225	227
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	50	51
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	175	161
Lehman Brothers Holdings, Inc.	6.875%	7/17/2037	175	175
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	50	49
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	125	126
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	225	221
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	595	590
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	25	25
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	125	122
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	75	74
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	475	458
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	175	170
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	225	225
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	250	246
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	725	748
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	75	78
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	375	370
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	175	164
Morgan Stanley Dean Witter	4.000%	1/15/2010	750	733
Morgan Stanley Dean Witter	4.250%	5/15/2010	400	392
Morgan Stanley Dean Witter	6.750%	4/15/2011	250	262
Morgan Stanley Dean Witter	5.625%	1/9/2012	300	303
Morgan Stanley Dean Witter	6.600%	4/1/2012	250	262
Morgan Stanley Dean Witter	5.750%	8/31/2012	100	101
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	496
Morgan Stanley Dean Witter	5.375%	10/15/2015	175	172
Morgan Stanley Dean Witter	5.750%	10/18/2016	350	346
Morgan Stanley Dean Witter	5.450%	1/9/2017	500	483
Morgan Stanley Dean Witter	5.550%	4/27/2017	225	219
Morgan Stanley Dean Witter	6.250%	8/9/2026	450	445
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	169
Finance Companies (1.6%)
Allied Capital Corp.	6.000%	4/1/2012	75	75
American Express Centurion Bank	4.375%	7/30/2009	225	222
American Express Centurion Bank	6.000%	9/13/2017	125	125
American Express Co.	5.250%	9/12/2011	100	100
American Express Co.	5.500%	9/12/2016	100	97
American Express Co.	6.150%	8/28/2017	150	152
2 American Express Co.	6.800%	9/1/2066	200	206
American Express Credit Corp.	5.000%	12/2/2010	125	125
3 American Express Travel	5.250%	11/21/2011	25	25
American General Finance Corp.	3.875%	10/1/2009	225	219
American General Finance Corp.	4.875%	5/15/2010	100	99
American General Finance Corp.	4.875%	7/15/2012	25	24
American General Finance Corp.	5.850%	6/1/2013	405	403
American General Finance Corp.	5.750%	9/15/2016	425	407
BlackRock, Inc.	6.250%	9/15/2017	100	100
Capital One Bank	4.250%	12/1/2008	175	173
Capital One Bank	5.750%	9/15/2010	175	177
Capital One Capital III	7.686%	8/15/2036	125	121
Capital One Capital IV	6.745%	2/17/2037	75	68
Capital One Financial	5.700%	9/15/2011	100	100
Capital One Financial	4.800%	2/21/2012	100	97
Capital One Financial	5.500%	6/1/2015	25	24
Capital One Financial	6.150%	9/1/2016	125	120
Capital One Financial	5.250%	2/21/2017	50	46
Capital One Financial	6.750%	9/15/2017	75	77
3 Capmark Financial Group	5.875%	5/10/2012	25	23
3 Capmark Financial Group	6.300%	5/10/2017	100	87
CIT Group Co. of Canada	4.650%	7/1/2010	350	332
CIT Group Co. of Canada	5.600%	11/2/2011	75	73
CIT Group Co. of Canada	5.200%	6/1/2015	125	114
CIT Group, Inc.	5.000%	11/24/2008	175	173
CIT Group, Inc.	4.250%	2/1/2010	100	95
CIT Group, Inc.	5.200%	11/3/2010	75	73
CIT Group, Inc.	4.750%	12/15/2010	25	24
CIT Group, Inc.	5.600%	4/27/2011	125	122
CIT Group, Inc.	5.400%	3/7/2013	50	47
CIT Group, Inc.	5.000%	2/1/2015	100	90
CIT Group, Inc.	5.400%	1/30/2016	450	410
CIT Group, Inc.	5.850%	9/15/2016	100	94
CIT Group, Inc.	5.650%	2/13/2017	175	163
CIT Group, Inc.	6.000%	4/1/2036	75	63
Countrywide Financial Corp.	6.250%	5/15/2016	425	379
Countrywide Home Loan	4.125%	9/15/2009	225	208
Countrywide Home Loan	4.000%	3/22/2011	250	224
General Electric Capital Corp.	3.600%	10/15/2008	70	69
General Electric Capital Corp.	3.125%	4/1/2009	200	195
General Electric Capital Corp.	3.250%	6/15/2009	575	561
General Electric Capital Corp.	4.125%	9/1/2009	225	222
General Electric Capital Corp.	4.625%	9/15/2009	725	722
General Electric Capital Corp.	5.250%	10/27/2009	50	50
General Electric Capital Corp.	4.250%	9/13/2010	250	246
General Electric Capital Corp.	4.875%	10/21/2010	500	501
General Electric Capital Corp.	6.125%	2/22/2011	525	541
General Electric Capital Corp.	5.500%	4/28/2011	125	126
General Electric Capital Corp.	5.875%	2/15/2012	550	565
General Electric Capital Corp.	4.375%	3/3/2012	100	97
General Electric Capital Corp.	4.250%	6/15/2012	50	48
General Electric Capital Corp.	6.000%	6/15/2012	100	103
General Electric Capital Corp.	5.500%	6/4/2014	400	401
General Electric Capital Corp.	5.650%	6/9/2014	175	177
General Electric Capital Corp.	5.000%	1/8/2016	275	265
General Electric Capital Corp.	5.625%	9/15/2017	550	550
General Electric Capital Corp.	6.750%	3/15/2032	1,000	1,108
General Electric Capital Corp.	6.150%	8/7/2037	300	307
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	96
HSBC Finance Corp.	4.125%	12/15/2008	150	148
HSBC Finance Corp.	4.750%	5/15/2009	775	770
HSBC Finance Corp.	4.625%	9/15/2010	300	295
HSBC Finance Corp.	5.250%	1/14/2011	225	224
HSBC Finance Corp.	5.700%	6/1/2011	300	303
HSBC Finance Corp.	6.375%	10/15/2011	375	386
HSBC Finance Corp.	7.000%	5/15/2012	275	291
HSBC Finance Corp.	6.375%	11/27/2012	75	78
HSBC Finance Corp.	4.750%	7/15/2013	100	95
HSBC Finance Corp.	5.250%	1/15/2014	400	389
HSBC Finance Corp.	5.250%	4/15/2015	50	48
HSBC Finance Corp.	5.000%	6/30/2015	350	330
HSBC Finance Corp.	5.500%	1/19/2016	50	49
International Lease Finance Corp.	4.875%	9/1/2010	50	50
International Lease Finance Corp.	5.125%	11/1/2010	125	125
International Lease Finance Corp.	5.450%	3/24/2011	50	50
International Lease Finance Corp.	5.750%	6/15/2011	600	605
International Lease Finance Corp.	5.300%	5/1/2012	75	75
International Lease Finance Corp.	5.000%	9/15/2012	100	98
International Lease Finance Corp.	5.650%	6/1/2014	200	197
iStar Financial Inc.	5.650%	9/15/2011	125	119
iStar Financial Inc.	5.150%	3/1/2012	250	233
iStar Financial Inc.	5.950%	10/15/2013	50	47
iStar Financial Inc.	5.875%	3/15/2016	75	67
iStar Financial Inc.	5.850%	3/15/2017	50	44
SLM Corp.	4.500%	7/26/2010	50	47
SLM Corp.	5.400%	10/25/2011	450	418
SLM Corp.	5.050%	11/14/2014	450	387
SLM Corp.	5.625%	8/1/2033	75	57
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	50	62
ACE INA Holdings, Inc.	5.700%	2/15/2017	100	99
Aetna, Inc.	6.000%	6/15/2016	75	75
Aetna, Inc.	6.625%	6/15/2036	175	178
Allied World Assurance	7.500%	8/1/2016	150	157
Allstate Corp.	5.000%	8/15/2014	150	143
Allstate Corp.	6.125%	12/15/2032	100	97
Allstate Corp.	5.550%	5/9/2035	125	113
Allstate Corp.	5.950%	4/1/2036	75	71
2 Allstate Corp.	6.125%	5/15/2037	50	49
2 Allstate Corp.	6.500%	5/15/2057	75	72
Ambac, Inc.	5.950%	12/5/2035	300	265
Ambac, Inc.	6.150%	2/15/2037	25	22
American General Capital II	8.500%	7/1/2030	100	122
American International Group, Inc.	4.700%	10/1/2010	100	99
American International Group, Inc.	5.375%	10/18/2011	75	75
American International Group, Inc.	4.950%	3/20/2012	175	172
American International Group, Inc.	5.050%	10/1/2015	300	288
American International Group, Inc.	5.600%	10/18/2016	150	147
American International Group, Inc.	5.450%	5/18/2017	75	73
American International Group, Inc.	6.250%	5/1/2036	175	178
American International Group, Inc.	6.250%	3/15/2037	100	94
Arch Capital Group Ltd.	7.350%	5/1/2034	75	77
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	75	75
Assurant, Inc.	5.625%	2/15/2014	25	24
Assurant, Inc.	6.750%	2/15/2034	50	50
AXA Financial, Inc.	7.750%	8/1/2010	100	106
AXA SA	8.600%	12/15/2030	375	449
Axis Capital Holdings	5.750%	12/1/2014	50	51
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	74
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	365	360
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	98
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	48
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	175	169
2 Chubb Corp.	6.375%	3/29/2037	75	75
Chubb Corp.	6.000%	5/11/2037	200	192
CIGNA Corp.	7.875%	5/15/2027	50	56
CIGNA Corp.	6.150%	11/15/2036	50	47
Cincinnati Financial Corp.	6.125%	11/1/2034	150	147
CNA Financial Corp.	6.000%	8/15/2011	100	101
CNA Financial Corp.	5.850%	12/15/2014	100	99
CNA Financial Corp.	6.500%	8/15/2016	175	178
Commerce Group, Inc.	5.950%	12/9/2013	50	49
Coventry Health Care Inc.	6.300%	8/15/2014	125	125
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2067	75	70
Fund American Cos., Inc.	5.875%	5/15/2013	75	74
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	104
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	54
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	58
Genworth Financial, Inc.	5.750%	6/15/2014	50	50
Genworth Financial, Inc.	6.500%	6/15/2034	150	147
2 Genworth Financial, Inc.	6.150%	11/15/2066	75	70
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	100	100
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	25	25
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	100	96
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	100	94
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	75	73
Humana Inc.	6.450%	6/1/2016	150	152
2 ING Capital Funding Trust III	5.775%	12/8/2049	150	142
ING USA Global	4.500%	10/1/2010	125	123
John Hancock Financial Services	5.625%	12/1/2008	100	101
Lincoln National Corp.	6.200%	12/15/2011	100	103
Lincoln National Corp.	5.650%	8/27/2012	25	25
Lincoln National Corp.	6.150%	4/7/2036	150	144
2 Lincoln National Corp.	6.050%	4/20/2067	50	48
Loews Corp.	6.000%	2/1/2035	50	46
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	50
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	180
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	200	197
MetLife, Inc.	5.000%	11/24/2013	50	48
MetLife, Inc.	5.000%	6/15/2015	125	119
MetLife, Inc.	6.500%	12/15/2032	175	178
MetLife, Inc.	6.375%	6/15/2034	100	100
Principal Financial Group, Inc.	6.050%	10/15/2036	100	96
Principal Life Income Funding	5.125%	3/1/2011	125	125
Principal Life Income Funding	5.100%	4/15/2014	100	97
Progressive Corp.	6.375%	1/15/2012	100	104
Progressive Corp.	6.625%	3/1/2029	125	129
2 Progressive Corp.	6.700%	6/15/2037	125	123
Protective Life Secured Trust	3.700%	11/24/2008	175	172
Protective Life Secured Trust	4.850%	8/16/2010	100	99
Prudential Financial, Inc.	5.800%	6/15/2012	125	128
Prudential Financial, Inc.	4.500%	7/15/2013	200	190
Prudential Financial, Inc.	4.750%	4/1/2014	75	71
Prudential Financial, Inc.	5.100%	9/20/2014	75	73
Prudential Financial, Inc.	5.500%	3/15/2016	25	24
Prudential Financial, Inc.	6.100%	6/15/2017	75	76
Prudential Financial, Inc.	5.750%	7/15/2033	50	46
Prudential Financial, Inc.	5.400%	6/13/2035	100	88
Prudential Financial, Inc.	5.900%	3/17/2036	125	116
Prudential Financial, Inc.	5.700%	12/14/2036	50	45
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	150	153
Torchmark Corp.	6.375%	6/15/2016	100	102
2 Travelers Cos. Inc.	6.250%	3/15/2037	75	72
Travelers Cos. Inc.	6.250%	6/15/2037	200	194
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	49
UnitedHealth Group, Inc.	5.250%	3/15/2011	150	151
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	72
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	47
3 UnitedHealth Group, Inc.	6.000%	6/15/2017	75	76
3 UnitedHealth Group, Inc.	6.500%	6/15/2037	50	51
WellPoint Inc.	4.250%	12/15/2009	50	49
WellPoint Inc.	6.375%	1/15/2012	100	104
WellPoint Inc.	6.800%	8/1/2012	150	160
WellPoint Inc.	5.000%	12/15/2014	25	24
WellPoint Inc.	5.250%	1/15/2016	50	48
WellPoint Inc.	5.875%	6/15/2017	50	49
WellPoint Inc.	5.950%	12/15/2034	375	347
WellPoint Inc.	5.850%	1/15/2036	25	23
WellPoint Inc.	6.375%	6/15/2037	100	98
Willis North America Inc.	5.625%	7/15/2015	225	216
XL Capital Ltd.	5.250%	9/15/2014	125	121
XL Capital Ltd.	6.250%	5/15/2027	225	213
2 XL Capital Ltd.	6.500%	12/15/2049	125	112
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	100	96
Arden Realty LP	5.250%	3/1/2015	25	24
AvalonBay Communities, Inc.	5.500%	1/15/2012	50	50
AvalonBay Communities, Inc.	5.750%	9/15/2016	50	49
Boston Properties, Inc.	5.625%	4/15/2015	200	195
Brandywine Operating Partnership	4.500%	11/1/2009	100	98
Brandywine Operating Partnership	5.625%	12/15/2010	50	50
Brandywine Operating Partnership	5.400%	11/1/2014	50	48
Camden Property Trust	5.700%	5/15/2017	100	97
Colonial Realty LP	5.500%	10/1/2015	50	48
Developers Diversified Realty Corp.	5.375%	10/15/2012	25	24
Duke Realty LP	5.625%	8/15/2011	50	50
Duke Realty LP	5.950%	2/15/2017	50	48
ERP Operating LP	6.625%	3/15/2012	100	104
ERP Operating LP	5.500%	10/1/2012	100	98
ERP Operating LP	5.250%	9/15/2014	50	47
ERP Operating LP	5.125%	3/15/2016	75	69
ERP Operating LP	5.375%	8/1/2016	50	47
ERP Operating LP	5.750%	6/15/2017	25	24
Health Care Property Investors, Inc.	6.450%	6/25/2012	50	51
Health Care Property Investors, Inc.	6.300%	9/15/2016	100	98
Health Care REIT, Inc.	6.200%	6/1/2016	150	144
HealthCare Realty Trust	5.125%	4/1/2014	75	69
Hospitality Properties	5.125%	2/15/2015	50	46
HRPT Properties Trust	6.250%	8/15/2016	150	147
Kimco Realty Corp.	5.783%	3/15/2016	25	24
Liberty Property LP	5.125%	3/2/2015	250	231
Liberty Property LP	5.500%	12/15/2016	50	46
National Retail Properties	6.875%	10/15/2017	275	273
ProLogis	5.250%	11/15/2010	75	75
ProLogis	5.500%	3/1/2013	75	74
ProLogis	5.625%	11/15/2015	75	72
ProLogis	5.750%	4/1/2016	50	49
ProLogis	5.625%	11/15/2016	75	72
Realy Income Corp.	6.750%	8/15/2019	150	151
Regency Centers LP	6.750%	1/15/2012	300	312
Simon Property Group Inc.	4.875%	8/15/2010	75	74
Simon Property Group Inc.	5.000%	3/1/2012	100	97
Simon Property Group Inc.	5.750%	12/1/2015	525	511
Simon Property Group Inc.	5.250%	12/1/2016	250	234
Simon Property Group Inc.	5.875%	3/1/2017	25	25
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	100	98
Vornado Realty	5.600%	2/15/2011	175	172
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	75	75
XTRA Finance Corp.	5.150%	4/1/2017	375	369

				94,151

Industrial (8.4%)
Basic Industry (0.5%)
Alcan, Inc.	4.500%	5/15/2013	125	119
Alcan, Inc.	5.200%	1/15/2014	125	122
Alcan, Inc.	5.000%	6/1/2015	25	24
Alcan, Inc.	6.125%	12/15/2033	125	121
Alcoa, Inc.	7.375%	8/1/2010	100	106
Alcoa, Inc.	5.375%	1/15/2013	200	197
Alcoa, Inc.	5.900%	2/1/2027	50	47
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	71
BHP Billiton Finance	5.250%	12/15/2015	50	48
BHP Finance USA Ltd.	5.125%	3/29/2012	25	25
BHP Finance USA Ltd.	8.500%	12/1/2012	200	229
BHP Finance USA Ltd.	5.400%	3/29/2017	100	98
Celulosa Arauco Constitution SA	8.625%	8/15/2010	100	108
Celulosa Arauco Constitution SA	5.625%	4/20/2015	250	243
Commercial Metals Co.	6.500%	7/15/2017	50	52
Dow Chemical Co.	6.000%	10/1/2012	375	386
Dow Chemical Co.	7.375%	11/1/2029	25	28
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	170	176
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	30	29
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	25	24
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	102
Falconbridge Ltd.	7.350%	6/5/2012	75	79
ICI Wilmington	4.375%	12/1/2008	100	99
Inco Ltd.	7.750%	5/15/2012	125	136
Inco Ltd.	5.700%	10/15/2015	125	122
International Paper Co.	4.250%	1/15/2009	100	99
International Paper Co.	5.850%	10/30/2012	49	49
International Paper Co.	5.300%	4/1/2015	75	72
Lubrizol Corp.	5.500%	10/1/2014	250	241
Lubrizol Corp.	6.500%	10/1/2034	100	97
MeadWestvaco Corp.	6.850%	4/1/2012	50	52
Monsanto Co.	7.375%	8/15/2012	100	108
Newmont Mining	5.875%	4/1/2035	100	88
Noranda, Inc.	7.250%	7/15/2012	50	53
Noranda, Inc.	5.500%	6/15/2017	200	190
Placer Dome, Inc.	6.450%	10/15/2035	75	75
Plum Creek Timber Co.	5.875%	11/15/2015	100	98
Potash Corp. of Saskatchewan	7.750%	5/31/2011	375	404
Praxair, Inc.	3.950%	6/1/2013	200	186
Praxair, Inc.	5.200%	3/15/2017	25	24
Rohm & Haas Co.	7.850%	7/15/2029	100	112
Southern Copper Corp.	7.500%	7/27/2035	150	163
Teck Cominco Ltd.	6.125%	10/1/2035	150	140
Vale Overseas Ltd.	6.250%	1/23/2017	100	101
Vale Overseas Ltd.	8.250%	1/17/2034	50	60
Vale Overseas Ltd.	6.875%	11/21/2036	275	285
Westvaco Corp.	8.200%	1/15/2030	25	26
Weyerhaeuser Co.	6.750%	3/15/2012	475	494
Weyerhaeuser Co.	7.375%	3/15/2032	50	50
Capital Goods (0.8%)
3M Co.	5.125%	11/6/2009	50	51
Bemis Co. Inc.	4.875%	4/1/2012	150	148
Boeing Capital Corp.	7.375%	9/27/2010	350	374
Boeing Co.	6.625%	2/15/2038	150	162
Caterpillar Financial Services Corp.	4.150%	1/15/2010	50	49
Caterpillar Financial Services Corp.	4.750%	2/17/2015	250	238
Caterpillar, Inc.	6.625%	7/15/2028	75	80
Caterpillar, Inc.	6.050%	8/15/2036	225	224
Caterpillar, Inc.	7.375%	3/1/2097	175	199
CRH America Inc.	5.625%	9/30/2011	50	50
CRH America Inc.	6.950%	3/15/2012	300	312
CRH America Inc.	6.000%	9/30/2016	100	97
Deere & Co.	6.950%	4/25/2014	175	190
Deere & Co.	7.125%	3/3/2031	100	114
Embraer Overseas Ltd.	6.375%	1/24/2017	150	146
Emerson Electric Co.	7.125%	8/15/2010	50	53
Emerson Electric Co.	4.625%	10/15/2012	300	293
General Dynamics Corp.	4.250%	5/15/2013	75	71
General Electric Co.	5.000%	2/1/2013	850	844
Hanson PLC	7.875%	9/27/2010	75	79
Hanson PLC	5.250%	3/15/2013	25	24
Honeywell International, Inc.	6.125%	11/1/2011	100	103
Honeywell International, Inc.	5.625%	8/1/2012	150	154
Honeywell International, Inc.	5.300%	3/15/2017	200	195
John Deere Capital Corp.	4.875%	3/16/2009	600	599
John Deere Capital Corp.	5.400%	10/17/2011	150	151
John Deere Capital Corp.	7.000%	3/15/2012	100	107
Joy Global, Inc.	6.000%	11/15/2016	50	50
Lafarge SA	6.500%	7/15/2016	200	203
Lafarge SA	7.125%	7/15/2036	325	338
Lockheed Martin Corp.	6.150%	9/1/2036	375	380
Masco Corp.	4.800%	6/15/2015	125	113
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	100	106
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	125	122
Mohawk Industries Inc.	5.750%	1/15/2011	225	228
Mohawk Industries Inc.	6.125%	1/15/2016	275	275
Northrop Grumman Corp.	7.125%	2/15/2011	250	265
Northrop Grumman Corp.	7.750%	2/15/2031	125	147
Owens Corning, Inc.	6.500%	12/1/2016	25	24
Owens Corning, Inc.	7.000%	12/1/2036	50	48
Raytheon Co.	5.500%	11/15/2012	100	101
Raytheon Co.	5.375%	4/1/2013	25	25
Raytheon Co.	7.200%	8/15/2027	25	28
Republic Services, Inc.	6.086%	3/15/2035	75	67
Textron, Inc.	6.500%	6/1/2012	225	235
TRW, Inc.	7.750%	6/1/2029	300	351
Tyco International Group SA	6.750%	2/15/2011	125	129
Tyco International Group SA	6.375%	10/15/2011	200	204
Tyco International Group SA	6.000%	11/15/2013	50	51
Tyco International Group SA	7.000%	6/15/2028	325	349
United Technologies Corp.	4.375%	5/1/2010	100	99
United Technologies Corp.	6.100%	5/15/2012	200	207
United Technologies Corp.	4.875%	5/1/2015	125	120
United Technologies Corp.	6.700%	8/1/2028	100	108
United Technologies Corp.	7.500%	9/15/2029	125	148
United Technologies Corp.	5.400%	5/1/2035	50	47
United Technologies Corp.	6.050%	6/1/2036	200	202
Communication (2.2%)
America Movil SA de C.V.	4.125%	3/1/2009	125	123
America Movil SA de C.V.	5.500%	3/1/2014	50	49
America Movil SA de C.V.	5.750%	1/15/2015	100	100
America Movil SA de C.V.	6.375%	3/1/2035	175	171
AT&T Corp.	6.000%	3/15/2009	250	253
AT&T Corp.	7.300%	11/15/2011	150	161
AT&T Corp.	8.000%	11/15/2031	875	1,057
AT&T Inc.	4.125%	9/15/2009	200	197
AT&T Inc.	5.300%	11/15/2010	50	51
AT&T Inc.	5.875%	2/1/2012	340	347
AT&T Inc.	5.875%	8/15/2012	110	113
AT&T Inc.	5.100%	9/15/2014	450	436
AT&T Inc.	5.625%	6/15/2016	225	224
AT&T Inc.	6.150%	9/15/2034	75	74
AT&T Inc.	6.500%	9/1/2037	275	284
BellSouth Capital Funding	7.875%	2/15/2030	175	203
BellSouth Corp.	4.200%	9/15/2009	225	222
BellSouth Corp.	4.750%	11/15/2012	125	122
BellSouth Corp.	5.200%	12/15/2016	250	241
BellSouth Corp.	6.550%	6/15/2034	225	230
BellSouth Corp.	6.000%	11/15/2034	60	57
BellSouth Telecommunications	6.375%	6/1/2028	70	70
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	51
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	53
British Telecommunications PLC	8.625%	12/15/2010	25	27
British Telecommunications PLC	9.125%	12/15/2030	350	466
CBS Corp.	7.700%	7/30/2010	125	133
CBS Corp.	6.625%	5/15/2011	125	129
CenturyTel, Inc.	5.000%	2/15/2015	50	47
Cingular Wireless LLC	6.500%	12/15/2011	100	104
Cingular Wireless LLC	7.125%	12/15/2031	225	245
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	150	168
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	177
Comcast Cable Communications, Inc.	6.875%	6/15/2009	300	308
Comcast Cable Communications, Inc.	6.750%	1/30/2011	75	78
Comcast Cable Communications, Inc.	8.875%	5/1/2017	500	593
Comcast Corp.	5.850%	1/15/2010	800	813
Comcast Corp.	5.500%	3/15/2011	50	50
Comcast Corp.	5.300%	1/15/2014	150	146
Comcast Corp.	5.900%	3/15/2016	100	99
Comcast Corp.	6.300%	11/15/2017	275	279
Comcast Corp.	5.875%	2/15/2018	100	98
Comcast Corp.	6.500%	11/15/2035	125	123
Comcast Corp.	6.450%	3/15/2037	400	394
Comcast Corp.	6.950%	8/15/2037	500	525
Cox Communications, Inc.	6.750%	3/15/2011	250	259
Cox Communications, Inc.	5.450%	12/15/2014	500	485
Cox Communications, Inc.	5.500%	10/1/2015	125	121
Deutsche Telekom International Finance	8.000%	6/15/2010	525	562
Deutsche Telekom International Finance	8.250%	6/15/2030	425	523
Embarq Corp.	7.082%	6/1/2016	200	207
Embarq Corp.	7.995%	6/1/2036	50	53
France Telecom	7.750%	3/1/2011	325	351
France Telecom	8.500%	3/1/2031	425	548
Gannett Co., Inc.	6.375%	4/1/2012	150	154
Grupo Televisa SA	6.625%	3/18/2025	100	101
Koninklijke KPN NV	8.000%	10/1/2010	75	81
New Cingular Wireless Services	7.875%	3/1/2011	550	594
New Cingular Wireless Services	8.125%	5/1/2012	475	528
New Cingular Wireless Services	8.750%	3/1/2031	125	158
News America Holdings, Inc.	9.250%	2/1/2013	100	116
News America Holdings, Inc.	8.150%	10/17/2036	175	205
News America Inc.	5.300%	12/15/2014	250	244
News America Inc.	6.200%	12/15/2034	225	211
News America Inc.	6.400%	12/15/2035	215	208
Nextel Communications	6.875%	10/31/2013	150	151
Nextel Communications	5.950%	3/15/2014	105	100
Nextel Communications	7.375%	8/1/2015	180	183
Omnicom Group Inc.	5.900%	4/15/2016	25	25
Pacific Bell	7.125%	3/15/2026	50	53
Qwest Communications International Inc.	7.875%	9/1/2011	150	158
Qwest Communications International Inc.	8.875%	3/15/2012	125	137
Qwest Communications International Inc.	7.500%	10/1/2014	75	78
3 Qwest Communications International Inc.	6.500%	6/1/2017	100	98
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	49
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	75	74
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	50	50
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	25	24
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	50	48
Reed Elsevier Capital	4.625%	6/15/2012	25	24
Rogers Wireless Inc.	6.375%	3/1/2014	175	176
Sprint Capital Corp.	6.125%	11/15/2008	275	278
Sprint Capital Corp.	6.375%	5/1/2009	275	280
Sprint Capital Corp.	7.625%	1/30/2011	325	345
Sprint Capital Corp.	6.875%	11/15/2028	200	195
Sprint Capital Corp.	8.750%	3/15/2032	275	316
Sprint Nextel Corp.	6.000%	12/1/2016	275	264
Telecom Italia Capital	4.000%	11/15/2008	135	133
Telecom Italia Capital	4.875%	10/1/2010	100	99
Telecom Italia Capital	6.200%	7/18/2011	100	102
Telecom Italia Capital	5.250%	11/15/2013	145	141
Telecom Italia Capital	4.950%	9/30/2014	150	142
Telecom Italia Capital	5.250%	10/1/2015	275	261
Telecom Italia Capital	6.375%	11/15/2033	35	33
Telecom Italia Capital	7.200%	7/18/2036	100	106
Tele-Communications, Inc.	7.875%	8/1/2013	50	55
Telefonica Emisiones SAU	5.984%	6/20/2011	200	204
Telefonica Emisiones SAU	6.421%	6/20/2016	325	334
Telefonica Emisiones SAU	6.221%	7/3/2017	50	51
Telefonica Emisiones SAU	7.045%	6/20/2036	325	348
Telefonica Europe BV	7.750%	9/15/2010	125	134
Telefonica Europe BV	8.250%	9/15/2030	200	236
Telefonos de Mexico SA	4.750%	1/27/2010	325	321
Telefonos de Mexico SA	5.500%	1/27/2015	200	195
Telus Corp.	8.000%	6/1/2011	125	135
Thomson Corp.	5.500%	8/15/2035	200	180
3 Time Warner Cable Inc.	6.550%	5/1/2037	125	122
Time Warner Entertainment	8.375%	3/15/2023	175	204
Time Warner Entertainment	8.375%	7/15/2033	100	117
3 Time Warner, Inc.	5.400%	7/2/2012	150	149
3 Time Warner, Inc.	5.850%	5/1/2017	500	487
US Cellular	6.700%	12/15/2033	75	69
US West Communications Group	7.500%	6/15/2023	100	99
US West Communications Group	6.875%	9/15/2033	125	116
Verizon Communications Corp.	5.550%	2/15/2016	250	247
Verizon Global Funding Corp.	7.250%	12/1/2010	300	319
Verizon Global Funding Corp.	6.875%	6/15/2012	900	959
Verizon Global Funding Corp.	7.750%	12/1/2030	125	145
Verizon Global Funding Corp.	5.850%	9/15/2035	425	405
Verizon New England, Inc.	6.500%	9/15/2011	200	207
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	102
Verizon New York, Inc.	6.875%	4/1/2012	75	79
Verizon Virginia, Inc.	4.625%	3/15/2013	100	95
Vodafone AirTouch PLC	7.750%	2/15/2010	50	53
Vodafone AirTouch PLC	7.875%	2/15/2030	50	58
Vodafone Group PLC	5.350%	2/27/2012	100	100
Vodafone Group PLC	5.000%	12/16/2013	75	72
Vodafone Group PLC	5.375%	1/30/2015	500	487
Vodafone Group PLC	5.000%	9/15/2015	100	95
Vodafone Group PLC	5.750%	3/15/2016	50	49
Vodafone Group PLC	5.625%	2/27/2017	250	243
Vodafone Group PLC	6.150%	2/27/2037	75	72
WPP Finance USA Corp.	5.875%	6/15/2014	75	76
Consumer Cyclical (1.4%)
Brinker International	5.750%	6/1/2014	50	48
Centex Corp.	5.450%	8/15/2012	75	67
Centex Corp.	5.125%	10/1/2013	50	43
Centex Corp.	6.500%	5/1/2016	125	113
Costco Wholesale Corp.	5.300%	3/15/2012	25	25
Costco Wholesale Corp.	5.500%	3/15/2017	200	196
CVS Caremark Corp.	4.000%	9/15/2009	25	24
CVS Caremark Corp.	5.750%	8/15/2011	25	25
2 CVS Caremark Corp.	6.302%	6/1/2037	125	121
CVS Corp.	4.875%	9/15/2014	75	71
CVS Corp.	6.125%	8/15/2016	25	25
CVS Corp.	6.250%	6/1/2027	375	365
D.R. Horton, Inc.	4.875%	1/15/2010	75	70
D.R. Horton, Inc.	6.000%	4/15/2011	75	69
D.R. Horton, Inc.	5.375%	6/15/2012	100	87
D.R. Horton, Inc.	5.250%	2/15/2015	220	178
D.R. Horton, Inc.	6.500%	4/15/2016	200	174
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	25	26
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	175	173
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	600	608
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	400	404
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	625	666
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	300	312
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	100	124
Federated Department Stores, Inc.	6.300%	4/1/2009	25	25
Federated Department Stores, Inc.	6.625%	4/1/2011	275	283
Federated Retail Holding	5.350%	3/15/2012	75	74
Federated Retail Holding	5.900%	12/1/2016	150	144
Federated Retail Holding	6.375%	3/15/2037	75	69
Home Depot Inc.	3.750%	9/15/2009	150	145
Home Depot Inc.	4.625%	8/15/2010	100	98
Home Depot Inc.	5.250%	12/16/2013	125	120
Home Depot Inc.	5.400%	3/1/2016	175	164
Home Depot Inc.	5.875%	12/16/2036	225	191
ITT Corp.	7.375%	11/15/2015	375	388
J.C. Penney Co., Inc.	8.000%	3/1/2010	150	159
J.C. Penney Co., Inc.	7.950%	4/1/2017	75	82
J.C. Penney Co., Inc.	6.375%	10/15/2036	150	138
J.C. Penney Co., Inc.	7.400%	4/1/2037	200	213
Johnson Controls, Inc.	5.250%	1/15/2011	75	75
Johnson Controls, Inc.	6.000%	1/15/2036	25	24
Kohl's Corp.	6.250%	12/15/2017	50	50
Kohl's Corp.	6.000%	1/15/2033	100	90
Lennar Corp.	5.950%	10/17/2011	200	183
Lennar Corp.	5.600%	5/31/2015	225	191
Lowe's Cos., Inc.	5.600%	9/15/2012	100	101
Lowe's Cos., Inc.	5.000%	10/15/2015	150	141
Lowe's Cos., Inc.	5.400%	10/15/2016	150	145
Lowe's Cos., Inc.	6.100%	9/15/2017	75	76
Lowe's Cos., Inc.	6.875%	2/15/2028	25	26
Lowe's Cos., Inc.	6.500%	3/15/2029	200	200
Lowe's Cos., Inc.	5.800%	10/15/2036	50	46
Lowe's Cos., Inc.	6.650%	9/15/2037	25	26
Macy's Retail Holdings Inc.	6.790%	7/15/2027	50	45
Marriott International	4.625%	6/15/2012	100	96
Marriott International	6.200%	6/15/2016	25	25
Marriott International	6.375%	6/15/2017	50	50
May Department Stores Co.	5.750%	7/15/2014	50	48
May Department Stores Co.	6.650%	7/15/2024	75	70
May Department Stores Co.	6.700%	7/15/2034	100	91
McDonald's Corp.	5.300%	3/15/2017	125	121
MDC Holdings Inc.	5.500%	5/15/2013	75	71
Pulte Homes, Inc.	4.875%	7/15/2009	175	163
Pulte Homes, Inc.	6.000%	2/15/2035	50	35
Starwood Hotel Resorts	6.250%	2/15/2013	100	100
Target Corp.	5.400%	10/1/2008	250	251
Target Corp.	7.500%	8/15/2010	75	80
Target Corp.	4.000%	6/15/2013	400	370
Target Corp.	5.875%	7/15/2016	100	100
Target Corp.	7.000%	7/15/2031	25	27
Target Corp.	6.350%	11/1/2032	150	149
The Walt Disney Co.	5.700%	7/15/2011	325	331
The Walt Disney Co.	6.375%	3/1/2012	100	105
The Walt Disney Co.	5.625%	9/15/2016	100	100
The Walt Disney Co.	6.000%	7/17/2017	175	180
Time Warner, Inc.	6.750%	4/15/2011	275	286
Time Warner, Inc.	5.500%	11/15/2011	250	249
Time Warner, Inc.	6.875%	5/1/2012	275	289
Time Warner, Inc.	5.875%	11/15/2016	75	73
Time Warner, Inc.	9.150%	2/1/2023	195	238
Time Warner, Inc.	6.625%	5/15/2029	175	173
Time Warner, Inc.	7.625%	4/15/2031	300	327
Time Warner, Inc.	7.700%	5/1/2032	225	249
Time Warner, Inc.	6.500%	11/15/2036	175	170
Toll Brothers, Inc.	5.150%	5/15/2015	100	87
Toyota Motor Credit Corp.	4.250%	3/15/2010	450	446
Toyota Motor Credit Corp.	4.350%	12/15/2010	75	75
Toyota Motor Credit Corp.	5.450%	5/18/2011	225	230
Viacom Inc.	5.750%	4/30/2011	75	75
Viacom Inc.	6.250%	4/30/2016	50	50
Viacom Inc.	6.875%	4/30/2036	250	250
Wal-Mart Stores, Inc.	3.375%	10/1/2008	475	468
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	259
Wal-Mart Stores, Inc.	4.000%	1/15/2010	75	74
Wal-Mart Stores, Inc.	4.125%	7/1/2010	150	148
Wal-Mart Stores, Inc.	4.125%	2/15/2011	25	24
Wal-Mart Stores, Inc.	4.550%	5/1/2013	525	510
Wal-Mart Stores, Inc.	7.250%	6/1/2013	100	108
Wal-Mart Stores, Inc.	4.500%	7/1/2015	225	209
Wal-Mart Stores, Inc.	5.375%	4/5/2017	25	25
Wal-Mart Stores, Inc.	5.875%	4/5/2027	425	414
Wal-Mart Stores, Inc.	7.550%	2/15/2030	175	202
Wal-Mart Stores, Inc.	5.250%	9/1/2035	100	88
Western Union Co.	5.400%	11/17/2011	125	125
Western Union Co.	5.930%	10/1/2016	125	123
Western Union Co.	6.200%	11/17/2036	75	72
Yum! Brands, Inc.	8.875%	4/15/2011	175	193
Yum! Brands, Inc.	7.700%	7/1/2012	50	54
Yum! Brands, Inc.	6.250%	4/15/2016	50	50
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	275	270
Abbott Laboratories	4.350%	3/15/2014	225	210
Abbott Laboratories	5.875%	5/15/2016	275	280
Allergan Inc.	5.750%	4/1/2016	25	25
Altria Group, Inc.	5.625%	11/4/2008	125	125
Altria Group, Inc.	7.000%	11/4/2013	50	54
AmerisourceBergen Corp.	5.625%	9/15/2012	100	99
AmerisourceBergen Corp.	5.875%	9/15/2015	150	147
Amgen Inc.	4.000%	11/18/2009	175	172
Amgen Inc.	4.850%	11/18/2014	100	94
3 Amgen Inc.	5.850%	6/1/2017	200	197
3 Amgen Inc.	6.375%	6/1/2037	125	121
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	257
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	150	162
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	50	48
Archer-Daniels-Midland Co.	7.500%	3/15/2027	200	232
Archer-Daniels-Midland Co.	5.935%	10/1/2032	100	98
Archer-Daniels-Midland Co.	5.375%	9/15/2035	275	253
AstraZeneca PLC	5.400%	9/15/2012	425	429
AstraZeneca PLC	5.400%	6/1/2014	75	74
AstraZeneca PLC	5.900%	9/15/2017	375	382
AstraZeneca PLC	6.450%	9/15/2037	450	468
Baxter Finco, BV	4.750%	10/15/2010	175	174
Bottling Group LLC	4.625%	11/15/2012	200	196
Bottling Group LLC	5.000%	11/15/2013	75	73
Bottling Group LLC	5.500%	4/1/2016	200	199
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	330
Bristol-Myers Squibb Co.	5.875%	11/15/2036	100	96
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	50	49
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	25	23
Campbell Soup Co.	6.750%	2/15/2011	100	104
Cardinal Health, Inc.	4.000%	6/15/2015	50	44
Cardinal Health, Inc.	5.850%	12/15/2017	75	74
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	118
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	115
Clorox Co.	4.200%	1/15/2010	175	171
Clorox Co.	5.000%	1/15/2015	50	48
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	150	151
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	62
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	239
Coca-Cola HBC Finance	5.125%	9/17/2013	100	97
ConAgra Foods, Inc.	7.875%	9/15/2010	234	251
Diageo Finance BV	5.300%	10/28/2015	75	73
Eli Lilly & Co.	6.000%	3/15/2012	50	52
Eli Lilly & Co.	5.200%	3/15/2017	150	146
Eli Lilly & Co.	5.500%	3/15/2027	150	142
Fortune Brands Inc.	5.125%	1/15/2011	125	123
Fortune Brands Inc.	5.375%	1/15/2016	25	24
Fortune Brands Inc.	5.875%	1/15/2036	50	45
Genentech Inc.	4.750%	7/15/2015	25	24
Genentech Inc.	5.250%	7/15/2035	75	68
General Mills, Inc.	6.000%	2/15/2012	233	238
General Mills, Inc.	5.650%	9/10/2012	100	101
General Mills, Inc.	5.700%	2/15/2017	150	148
Gillette Co.	3.800%	9/15/2009	100	98
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	375	352
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	400	451
H.J. Heinz Co.	6.625%	7/15/2011	250	260
H.J. Heinz Co.	6.750%	3/15/2032	225	227
Hasbro Inc.	6.300%	9/15/2017	175	175
Hershey Foods Corp.	5.300%	9/1/2011	50	50
Hershey Foods Corp.	5.450%	9/1/2016	50	49
Hospira, Inc.	5.900%	6/15/2014	75	74
Johnson & Johnson	5.150%	8/15/2012	175	178
Johnson & Johnson	3.800%	5/15/2013	75	70
Johnson & Johnson	6.950%	9/1/2029	25	28
Johnson & Johnson	4.950%	5/15/2033	150	132
Johnson & Johnson	5.950%	8/15/2037	175	178
Kellogg Co.	6.600%	4/1/2011	220	228
Kimberly-Clark Corp.	4.875%	8/15/2015	200	191
Kimberly-Clark Corp.	6.125%	8/1/2017	125	129
Kimberly-Clark Corp.	6.250%	7/15/2018	50	51
Kraft Foods, Inc.	4.125%	11/12/2009	425	418
Kraft Foods, Inc.	5.625%	11/1/2011	50	50
Kraft Foods, Inc.	6.250%	6/1/2012	100	103
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	8/11/2017	175	181
Kraft Foods, Inc.	6.500%	11/1/2031	200	196
Kraft Foods, Inc.	7.000%	8/11/2037	100	105
Kroger Co.	6.800%	4/1/2011	225	235
Kroger Co.	6.750%	4/15/2012	325	342
Kroger Co.	6.200%	6/15/2012	250	257
Kroger Co.	8.000%	9/15/2029	125	137
Kroger Co.	7.500%	4/1/2031	100	110
Laboratory Corp. of America	5.625%	12/15/2015	75	72
McKesson Corp.	7.750%	2/1/2012	100	108
Mckesson Corp.	5.250%	3/1/2013	175	173
Medtronic Inc.	4.375%	9/15/2010	75	74
Medtronic Inc.	4.750%	9/15/2015	100	94
Merck & Co.	4.375%	2/15/2013	100	95
Merck & Co.	4.750%	3/1/2015	200	191
Merck & Co.	6.400%	3/1/2028	50	51
Merck & Co.	5.950%	12/1/2028	75	73
Molson Coors Capital Finance	4.850%	9/22/2010	50	50
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	275	303
PepsiAmericas Inc.	5.750%	7/31/2012	100	102
PepsiAmericas Inc.	5.000%	5/15/2017	100	94
Pfizer, Inc.	4.500%	2/15/2014	250	240
Philip Morris Cos., Inc.	7.750%	1/15/2027	175	215
Procter & Gamble Co.	4.950%	8/15/2014	50	49
Procter & Gamble Co.	6.450%	1/15/2026	75	80
Procter & Gamble Co.	5.550%	3/5/2037	325	310
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	452	562
Quest Diagnostic, Inc.	5.450%	11/1/2015	200	192
Quest Diagnostic, Inc.	6.950%	7/1/2037	75	78
Reynolds American Inc.	6.500%	7/15/2010	75	77
Reynolds American Inc.	7.250%	6/1/2012	75	80
Reynolds American Inc.	7.250%	6/1/2013	150	158
Reynolds American Inc.	6.750%	6/15/2017	150	154
Reynolds American Inc.	7.250%	6/15/2037	125	131
Safeway, Inc.	6.500%	3/1/2011	200	206
Safeway, Inc.	6.350%	8/15/2017	100	102
Safeway, Inc.	7.250%	2/1/2031	50	53
Schering-Plough Corp.	5.550%	12/1/2013	100	99
Schering-Plough Corp.	6.000%	9/15/2017	150	151
Schering-Plough Corp.	6.750%	12/1/2033	175	185
Schering-Plough Corp.	6.550%	9/15/2037	25	26
Sysco Corp.	5.375%	9/21/2035	100	89
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	400	379
Unilever Capital Corp.	7.125%	11/1/2010	350	371
Unilever Capital Corp.	5.900%	11/15/2032	50	49
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	125	123
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	125	119
Wyeth	5.500%	3/15/2013	275	280
Wyeth	5.500%	2/1/2014	50	50
Wyeth	5.450%	4/1/2017	50	49
Wyeth	6.450%	2/1/2024	100	102
Wyeth	6.500%	2/1/2034	100	102
Wyeth	6.000%	2/15/2036	125	120
Wyeth	5.950%	4/1/2037	525	506
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	136
Amerada Hess Corp.	6.650%	8/15/2011	100	104
Amerada Hess Corp.	7.875%	10/1/2029	350	402
Amerada Hess Corp.	7.300%	8/15/2031	100	110
Anadarko Finance Co.	6.750%	5/1/2011	25	26
Anadarko Petroleum Corp.	5.950%	9/15/2016	350	347
Anadarko Petroleum Corp.	6.450%	9/15/2036	450	447
Apache Corp.	5.625%	1/15/2017	100	99
Apache Corp.	6.000%	1/15/2037	150	147
Baker Hughes, Inc.	6.875%	1/15/2029	100	108
Burlington Resources, Inc.	6.680%	2/15/2011	50	53
Burlington Resources, Inc.	6.500%	12/1/2011	100	104
Burlington Resources, Inc.	7.400%	12/1/2031	175	202
Canadian Natural Resources	5.450%	10/1/2012	50	50
Canadian Natural Resources	4.900%	12/1/2014	150	142
Canadian Natural Resources	6.000%	8/15/2016	125	124
Canadian Natural Resources	5.700%	5/15/2017	150	146
Canadian Natural Resources	7.200%	1/15/2032	225	238
Canadian Natural Resources	6.450%	6/30/2033	100	99
Canadian Natural Resources	6.500%	2/15/2037	125	124
Canadian Natural Resources	6.250%	3/15/2038	150	145
Conoco Funding Co.	6.350%	10/15/2011	375	392
Conoco Funding Co.	7.250%	10/15/2031	75	84
ConocoPhillips Canada	5.300%	4/15/2012	150	151
ConocoPhillips Canada	5.625%	10/15/2016	250	250
ConocoPhillips Canada	5.950%	10/15/2036	150	146
Devon Financing Corp.	6.875%	9/30/2011	200	211
Devon Financing Corp.	7.875%	9/30/2031	50	59
Diamond Offshore Drilling	4.875%	7/1/2015	25	23
Encana Corp.	4.600%	8/15/2009	100	100
Encana Corp.	4.750%	10/15/2013	25	24
Encana Corp.	6.500%	8/15/2034	325	330
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	100
EOG Resources Inc.	5.875%	9/15/2017	225	226
Halliburton Co.	5.500%	10/15/2010	150	152
Husky Energy Inc.	6.150%	6/15/2019	100	99
Kerr McGee Corp.	6.875%	9/15/2011	175	183
Kerr McGee Corp.	6.950%	7/1/2024	250	253
Kerr McGee Corp.	7.875%	9/15/2031	50	57
Marathon Oil Corp.	6.125%	3/15/2012	275	283
Marathon Oil Corp.	6.800%	3/15/2032	250	264
Nexen, Inc.	5.050%	11/20/2013	50	49
Nexen, Inc.	5.650%	5/15/2017	100	97
Nexen, Inc.	7.875%	3/15/2032	50	58
Nexen, Inc.	6.400%	5/15/2037	300	291
Norsk Hydro	7.250%	9/23/2027	400	457
Occidental Petroleum	6.750%	1/15/2012	250	265
Ocean Energy, Inc.	7.250%	10/1/2011	75	80
Petro-Canada	7.875%	6/15/2026	25	29
Petro-Canada	7.000%	11/15/2028	100	106
Petro-Canada	5.350%	7/15/2033	150	130
Petro-Canada	5.950%	5/15/2035	125	118
Phillips Petroleum Co.	8.750%	5/25/2010	450	492
Questar Market Resources	6.050%	9/1/2016	100	100
Shell International Finance	5.625%	6/27/2011	225	232
Suncor Energy, Inc.	5.950%	12/1/2034	75	73
Suncor Energy, Inc.	6.500%	6/15/2038	150	153
Sunoco, Inc.	4.875%	10/15/2014	50	47
Sunoco, Inc.	5.750%	1/15/2017	50	49
Talisman Energy, Inc.	5.125%	5/15/2015	50	48
Talisman Energy, Inc.	5.850%	2/1/2037	150	136
Tosco Corp.	8.125%	2/15/2030	100	121
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	175	194
Valero Energy Corp.	6.875%	4/15/2012	300	317
Valero Energy Corp.	7.500%	4/15/2032	225	248
Valero Energy Corp.	6.625%	6/15/2037	175	177
3 Weatherford International Inc.	6.350%	6/15/2017	150	152
Weatherford International Inc.	6.500%	8/1/2036	275	271
3 Weatherford International Inc.	6.800%	6/15/2037	25	26
XTO Energy, Inc.	5.900%	8/1/2012	50	51
XTO Energy, Inc.	6.250%	4/15/2013	175	182
XTO Energy, Inc.	5.000%	1/31/2015	50	47
XTO Energy, Inc.	6.250%	8/1/2017	250	253
XTO Energy, Inc.	6.750%	8/1/2037	150	156
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	700	706
Cisco Systems Inc.	5.500%	2/22/2016	200	199
Electronic Data Systems	7.125%	10/15/2009	50	51
Electronic Data Systems	6.500%	8/1/2013	75	75
Equifax Inc.	6.300%	7/1/2017	25	25
Equifax Inc.	7.000%	7/1/2037	50	50
Harris Corp.	5.000%	10/1/2015	125	116
Hewlett-Packard Co.	6.500%	7/1/2012	200	212
International Business Machines Corp.	5.375%	2/1/2009	25	25
International Business Machines Corp.	4.375%	6/1/2009	150	149
International Business Machines Corp.	4.750%	11/29/2012	300	296
International Business Machines Corp.	5.700%	9/14/2017	175	176
International Business Machines Corp.	6.220%	8/1/2027	75	76
International Business Machines Corp.	7.125%	12/1/2096	250	274
Intuit Inc.	5.400%	3/15/2012	50	50
Intuit Inc.	5.750%	3/15/2017	75	72
Motorola, Inc.	7.625%	11/15/2010	19	20
Motorola, Inc.	8.000%	11/1/2011	25	27
Motorola, Inc.	7.500%	5/15/2025	50	52
Motorola, Inc.	6.500%	9/1/2025	50	48
Motorola, Inc.	6.500%	11/15/2028	50	48
National Semiconductor	6.600%	6/15/2017	200	204
Oracle Corp.	5.000%	1/15/2011	100	100
Oracle Corp.	5.250%	1/15/2016	275	269
Pitney Bowes, Inc.	4.625%	10/1/2012	200	196
Pitney Bowes, Inc.	4.875%	8/15/2014	100	96
Pitney Bowes, Inc.	5.000%	3/15/2015	175	166
Pitney Bowes, Inc.	4.750%	1/15/2016	200	186
Science Applications International Corp.	6.250%	7/1/2012	25	26
Science Applications International Corp.	5.500%	7/1/2033	25	21
Xerox Corp.	9.750%	1/15/2009	75	79
Xerox Corp.	7.125%	6/15/2010	200	208
Xerox Corp.	6.875%	8/15/2011	50	52
Xerox Corp.	7.625%	6/15/2013	50	52
Xerox Corp.	6.400%	3/15/2016	100	101
Xerox Corp.	6.750%	2/1/2017	100	105
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	71	71
American Airlines, Inc.	7.024%	10/15/2009	125	127
American Airlines, Inc.	7.858%	10/1/2011	75	79
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	190	199
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	225	230
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	100	98
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	243
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	125	122
Canadian National Railway Co.	6.375%	10/15/2011	100	104
Canadian National Railway Co.	5.800%	6/1/2016	100	100
Canadian National Railway Co.	6.800%	7/15/2018	250	270
Canadian National Railway Co.	6.200%	6/1/2036	75	75
Canadian Pacific Rail	6.250%	10/15/2011	175	180
Canadian Pacific Rail	5.950%	5/15/2037	150	138
CNF, Inc.	6.700%	5/1/2034	75	69
Continental Airlines, Inc.	6.563%	2/15/2012	200	207
2 Continental Airlines, Inc.	6.648%	9/15/2017	115	115
CSX Corp.	6.300%	3/15/2012	150	153
CSX Corp.	5.600%	5/1/2017	25	24
CSX Corp.	6.000%	10/1/2036	50	46
FedEx Corp.	5.500%	8/15/2009	150	151
Norfolk Southern Corp.	6.200%	4/15/2009	75	76
Norfolk Southern Corp.	6.750%	2/15/2011	75	79
Norfolk Southern Corp.	7.700%	5/15/2017	450	505
Norfolk Southern Corp.	7.800%	5/15/2027	200	230
Norfolk Southern Corp.	7.900%	5/15/2097	50	59
Ryder System Inc.	5.950%	5/2/2011	75	76
Ryder System Inc.	5.850%	3/1/2014	75	76
Ryder System Inc.	5.850%	11/1/2016	25	25
Southwest Airlines Co.	6.500%	3/1/2012	250	258
Southwest Airlines Co.	5.750%	12/15/2016	75	73
2 Southwest Airlines Co.	6.150%	8/1/2022	50	50
Union Pacific Corp.	6.125%	1/15/2012	25	25
Union Pacific Corp.	6.500%	4/15/2012	150	155
Union Pacific Corp.	5.450%	1/31/2013	225	223
Union Pacific Corp.	7.125%	2/1/2028	150	162
2 United Air Lines Inc.	6.636%	7/2/2022	50	49
Other (0.0%)
Cooper Industries, Inc.	5.250%	11/15/2012	100	100
Dover Corp.	4.875%	10/15/2015	50	47
Rockwell International Corp.	6.700%	1/15/2028	50	54

				101,497

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	6.650%	2/15/2033	200	199
Alabama Power Co.	5.500%	10/15/2017	100	99
American Electric Power Co., Inc.	5.375%	3/15/2010	150	151
Arizona Public Service Co.	5.800%	6/30/2014	75	74
Baltimore Gas & Electric Co.	5.900%	10/1/2016	100	100
Bruce Mansfield Unit	6.850%	6/1/2034	275	279
Carolina Power & Light Co.	5.125%	9/15/2013	175	171
CenterPoint Energy Houston	5.700%	3/15/2013	300	305
CenterPoint Energy Houston	6.950%	3/15/2033	50	53
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	76
Commonwealth Edison Co.	6.150%	3/15/2012	75	76
Commonwealth Edison Co.	6.150%	9/15/2017	100	101
Connecticut Light & Power Co.	6.350%	6/1/2036	175	171
Consolidated Edison Co. of New York	4.875%	2/1/2013	75	73
Consolidated Edison Co. of New York	5.500%	9/15/2016	100	99
Consolidated Edison Co. of New York	5.300%	3/1/2035	100	87
Consolidated Edison Co. of New York	6.200%	6/15/2036	75	75
Consolidated Edison Co. of New York	6.300%	8/15/2037	175	176
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	53
Constellation Energy Group, Inc.	4.550%	6/15/2015	475	431
Constellation Energy Group, Inc.	7.600%	4/1/2032	25	28
Consumers Energy Co.	4.800%	2/17/2009	150	150
Consumers Energy Co.	5.375%	4/15/2013	75	75
Consumers Energy Co.	5.500%	8/15/2016	100	98
Detroit Edison Co.	6.125%	10/1/2010	75	78
Dominion Resources, Inc.	5.150%	7/15/2015	600	571
Dominion Resources, Inc.	6.300%	3/15/2033	100	98
Dominion Resources, Inc.	5.950%	6/15/2035	225	210
2 Dominion Resources, Inc.	6.300%	9/30/2066	75	75
DTE Energy Co.	7.050%	6/1/2011	100	105
Duke Energy Carolinas	6.100%	6/1/2037	125	122
Duke Energy Corp.	6.250%	1/15/2012	300	310
Duke Energy Corp.	6.000%	12/1/2028	100	97
El Paso Electric Co.	6.000%	5/15/2035	50	47
Empresa Nacional Electric	8.350%	8/1/2013	100	112
Energy East Corp.	6.750%	6/15/2012	150	157
Energy East Corp.	6.750%	7/15/2036	75	77
Exelon Corp.	4.900%	6/15/2015	200	185
FirstEnergy Corp.	6.450%	11/15/2011	175	182
FirstEnergy Corp.	7.375%	11/15/2031	200	220
Florida Power & Light Co.	5.625%	4/1/2034	25	23
Florida Power & Light Co.	4.950%	6/1/2035	175	148
Florida Power & Light Co.	5.400%	9/1/2035	75	68
Florida Power & Light Co.	6.200%	6/1/2036	50	51
Florida Power & Light Co.	5.850%	5/1/2037	25	24
Florida Power Corp.	6.350%	9/15/2037	25	26
FPL Group Capital, Inc.	7.375%	6/1/2009	250	259
FPL Group Capital, Inc.	5.625%	9/1/2011	50	51
2 FPL Group Capital, Inc.	6.350%	10/1/2066	75	71
2 FPL Group Capital, Inc.	6.650%	6/15/2067	75	72
Jersey Central Power & Light	5.625%	5/1/2016	125	121
3 Jersey Central Power & Light	5.650%	6/1/2017	125	121
Kansas City Power & Light	6.050%	11/15/2035	50	47
MidAmerican Energy Co.	5.650%	7/15/2012	200	204
MidAmerican Energy Co.	5.950%	7/15/2017	75	77
MidAmerican Energy Co.	6.750%	12/30/2031	125	132
MidAmerican Energy Co.	5.750%	11/1/2035	250	234
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	650	632
3 MidAmerican Energy Holdings Co.	6.500%	9/15/2037	75	75
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	175	167
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	150	145
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	175	208
NiSource Finance Corp.	7.875%	11/15/2010	100	107
NiSource Finance Corp.	5.250%	9/15/2017	150	139
Northern States Power Co.	6.250%	6/1/2036	50	52
Northern States Power Co.	6.200%	7/1/2037	50	52
NStar Electric Co.	4.875%	4/15/2014	50	48
Ohio Edison	6.400%	7/15/2016	175	178
Ohio Power Co.	6.000%	6/1/2016	75	74
Oncor Electric Delivery Co.	6.375%	5/1/2012	250	254
Oncor Electric Delivery Co.	6.375%	1/15/2015	75	75
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	130
Pacific Gas & Electric Co.	3.600%	3/1/2009	175	171
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	48
Pacific Gas & Electric Co.	4.800%	3/1/2014	375	354
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	294
PacifiCorp	7.700%	11/15/2031	100	118
PacifiCorp	5.250%	6/15/2035	100	87
3 Pennsylvania Electric Co.	6.050%	9/1/2017	75	75
Pepco Holdings, Inc.	6.450%	8/15/2012	75	77
Pepco Holdings, Inc.	7.450%	8/15/2032	50	56
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	205
PPL Energy Supply LLC	6.400%	11/1/2011	50	52
PPL Energy Supply LLC	6.200%	5/15/2016	50	50
PPL Energy Supply LLC	6.000%	12/15/2036	150	132
Progress Energy, Inc.	7.100%	3/1/2011	305	320
Progress Energy, Inc.	6.850%	4/15/2012	25	26
Progress Energy, Inc.	7.000%	10/30/2031	325	345
PSE&G Power LLC	6.950%	6/1/2012	450	473
PSE&G Power LLC	5.500%	12/1/2015	125	122
PSE&G Power LLC	8.625%	4/15/2031	100	123
PSI Energy Inc.	5.000%	9/15/2013	125	120
Public Service Co. of Colorado	4.375%	10/1/2008	150	149
Public Service Co. of Colorado	7.875%	10/1/2012	125	138
Public Service Co. of Colorado	6.250%	9/1/2037	25	25
Public Service Electric & Gas	5.800%	5/1/2037	75	70
Puget Sound Energy Inc.	5.483%	6/1/2035	25	22
Puget Sound Energy Inc.	6.274%	3/15/2037	125	123
SCANA Corp.	6.875%	5/15/2011	225	236
Southern California Edison Co.	5.000%	1/15/2014	200	195
Southern California Edison Co.	4.650%	4/1/2015	75	71
Southern California Edison Co.	5.000%	1/15/2016	50	48
Southern California Edison Co.	6.650%	4/1/2029	75	79
Southern California Edison Co.	5.750%	4/1/2035	75	71
Southern California Edison Co.	5.350%	7/15/2035	100	90
Southern Power Co.	6.250%	7/15/2012	100	103
Southern Power Co.	4.875%	7/15/2015	200	188
Tampa Electric Co.	6.550%	5/15/2036	100	103
Toledo Edison Co.	6.150%	5/15/2037	100	93
TXU Energy Co.	7.000%	3/15/2013	100	110
Union Electric Co.	5.400%	2/1/2016	100	97
Virginia Electric & Power Co.	6.000%	1/15/2036	50	48
Virginia Electric & Power Co.	6.000%	5/15/2037	175	169
Wisconsin Electric Power Co.	5.700%	12/1/2036	300	280
2 Wisconsin Energy Corp.	6.250%	5/15/2067	50	47
3 Xcel Energy, Inc.	5.613%	4/1/2017	78	76
Xcel Energy, Inc.	6.500%	7/1/2036	100	98
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	50	53
Atmos Energy Corp.	4.000%	10/15/2009	125	122
Atmos Energy Corp.	4.950%	10/15/2014	50	47
Boardwalk Pipelines LLC	5.500%	2/1/2017	100	96
CenterPoint Energy Resources	6.150%	5/1/2016	75	75
Consolidated Natural Gas	5.000%	12/1/2014	300	283
Duke Capital Corp.	5.500%	3/1/2014	125	122
Duke Capital Corp.	6.750%	2/15/2032	50	49
3 El Paso Natural Gas Co.	5.950%	4/15/2017	75	73
Energy Transfer Partners LP	5.650%	8/1/2012	100	99
Energy Transfer Partners LP	5.950%	2/1/2015	75	73
Energy Transfer Partners LP	6.125%	2/15/2017	50	48
Energy Transfer Partners LP	6.625%	10/15/2036	150	143
* Enron Corp.	9.125%	4/1/2003	500	123
* Enron Corp.	7.125%	5/15/2007	150	37
* Enron Corp.	6.875%	10/15/2007	500	122
Enterprise Products Operating LP	4.950%	6/1/2010	100	100
Enterprise Products Operating LP	5.600%	10/15/2014	100	98
Enterprise Products Operating LP	6.300%	9/15/2017	150	151
Enterprise Products Operating LP	6.875%	3/1/2033	50	51
* HNG Internorth	9.625%	3/15/2006	500	123
KeySpan Corp.	8.000%	11/15/2030	75	90
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	50	52
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	125	126
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	50	48
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	259
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	44
Magellan Midstream Partners, LP	5.650%	10/15/2016	75	73
National Grid PLC	6.300%	8/1/2016	325	331
ONEOK Inc.	5.200%	6/15/2015	75	72
ONEOK Inc.	6.000%	6/15/2035	75	69
ONEOK Partners, LP	5.900%	4/1/2012	100	101
ONEOK Partners, LP	6.150%	10/1/2016	150	149
ONEOK Partners, LP	6.650%	10/1/2036	325	325
ONEOK Partners, LP	6.850%	10/15/2037	150	151
San Diego Gas & Electric	5.350%	5/15/2035	25	22
Sempra Energy	7.950%	3/1/2010	100	106
3 Southern Natural Gas	5.900%	4/1/2017	300	290
Texas Gas Transmission	4.600%	6/1/2015	100	93
Trans-Canada Pipelines	5.600%	3/31/2034	150	143
Trans-Canada Pipelines	5.850%	3/15/2036	300	289
2 Trans-Canada Pipelines	6.350%	5/15/2067	125	120

				20,929

Total Corporate Bonds
(Cost $319,833)				315,983

Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)

Bayerische Landesbank	2.875%	10/15/2008	150	148
Canadian Government	5.250%	11/5/2008	100	101
China Development Bank	4.750%	10/8/2014	100	96
China Development Bank	5.000%	10/15/2015	100	97
Corp. Andina de Fomento	5.200%	5/21/2013	125	124
Corp. Andina de Fomento	5.750%	1/12/2017	225	222
Development Bank of Japan	4.250%	6/9/2015	50	48
Eksportfinans	4.750%	12/15/2008	250	249
Eksportfinans	5.500%	5/25/2016	350	356
Eksportfinans	5.500%	6/26/2017	125	129
European Investment Bank	5.000%	2/8/2010	25	25
European Investment Bank	4.000%	3/3/2010	675	664
European Investment Bank	4.625%	9/15/2010	50	50
European Investment Bank	5.250%	6/15/2011	950	968
European Investment Bank	4.625%	5/15/2014	175	172
European Investment Bank	4.875%	2/16/2016	425	421
European Investment Bank	5.125%	9/13/2016	450	453
European Investment Bank	4.875%	1/17/2017	150	148
European Investment Bank	5.125%	5/30/2017	375	376
Export-Import Bank of Korea	4.500%	8/12/2009	200	199
Export-Import Bank of Korea	4.625%	3/16/2010	100	99
Federation of Malaysia	8.750%	6/1/2009	400	424
Federation of Malaysia	7.500%	7/15/2011	75	80
Inter-American Development Bank	5.625%	4/16/2009	750	765
Inter-American Development Bank	8.500%	3/15/2011	130	145
Inter-American Development Bank	7.000%	6/15/2025	100	118
International Bank for Reconstruction & Development	4.125%	6/24/2009	550	546
International Bank for Reconstruction & Development	4.125%	8/12/2009	525	521
Japan Bank International	4.750%	5/25/2011	175	176
Japan Finance Corp.	5.875%	3/14/2011	100	104
Japan Finance Corp.	4.625%	4/21/2015	100	97
Japan Finance Corp.	5.000%	5/16/2017	100	99
KFW International Finance Inc.	4.500%	9/21/2009	375	375
KFW International Finance Inc.	4.875%	10/19/2009	250	252
Korea Development Bank	3.875%	3/2/2009	100	99
Korea Development Bank	4.750%	7/20/2009	200	200
Korea Development Bank	4.625%	9/16/2010	100	98
Korea Development Bank	5.750%	9/10/2013	250	258
Korea Electric Power	7.750%	4/1/2013	175	196
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	225	225
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	125	126
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	275	279
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	1,350	1,335
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	50	50
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	375	377
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	75	74
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	375	369
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	150	154
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	100	100
Mass Transit Railway Corp.	7.500%	11/8/2010	100	107
Pemex Project Funding Master Trust	7.875%	2/1/2009	250	257
Pemex Project Funding Master Trust	8.000%	11/15/2011	100	110
Pemex Project Funding Master Trust	5.750%	12/15/2015	400	400
Pemex Project Funding Master Trust	8.625%	2/1/2022	500	616
Pemex Project Funding Master Trust	6.625%	6/15/2035	125	129
People's Republic of China	7.300%	12/15/2008	50	51
People's Republic of China	4.750%	10/29/2013	50	49
Petrobras International Finance	6.125%	10/6/2016	350	353
Petrobras International Finance	8.375%	12/10/2018	100	117
Province of British Columbia	5.375%	10/29/2008	200	201
Province of Manitoba	7.500%	2/22/2010	300	318
Province of Nova Scotia	5.750%	2/27/2012	50	51
Province of Ontario	5.500%	10/1/2008	200	202
Province of Ontario	3.625%	10/21/2009	125	122
Province of Ontario	5.000%	10/18/2011	625	631
Province of Ontario	4.750%	1/19/2016	100	98
Province of Ontario	5.450%	4/27/2016	250	256
Province of Quebec	5.000%	7/17/2009	950	954
Province of Quebec	6.125%	1/22/2011	75	78
Province of Quebec	5.125%	11/14/2016	200	198
Province of Quebec	7.500%	9/15/2029	325	398
Quebec Hydro Electric	6.300%	5/11/2011	75	79
Quebec Hydro Electric	8.000%	2/1/2013	500	567
Quebec Hydro Electric	8.400%	1/15/2022	275	355
Quebec Hydro Electric	8.050%	7/7/2024	200	253
Republic of Chile	7.125%	1/11/2012	150	162
Republic of Chile	5.500%	1/15/2013	50	51
Republic of Hungary	4.750%	2/3/2015	250	240
Republic of Italy	3.250%	5/15/2009	225	220
Republic of Italy	6.000%	2/22/2011	650	675
Republic of Italy	5.625%	6/15/2012	775	801
Republic of Italy	4.750%	1/25/2016	650	637
Republic of Italy	5.250%	9/20/2016	150	152
Republic of Italy	5.375%	6/15/2033	175	171
Republic of Korea	4.250%	6/1/2013	350	335
Republic of Korea	5.625%	11/3/2025	100	99
Republic of Poland	6.250%	7/3/2012	250	264
Republic of Poland	5.250%	1/15/2014	200	195
Republic of South Africa	7.375%	4/25/2012	500	538
State of Israel	4.625%	6/15/2013	75	74
State of Israel	5.500%	11/9/2016	175	177
Swedish Export Credit Corp.	4.125%	10/15/2008	100	99
Swedish Export Credit Corp.	4.000%	6/15/2010	150	148
Swedish Export Credit Corp.	4.500%	9/27/2010	75	75
Swedish Export Credit Corp.	5.125%	3/1/2017	100	101
United Mexican States	8.375%	1/14/2011	1,500	1,655
United Mexican States	6.375%	1/16/2013	74	78
United Mexican States	5.875%	1/15/2014	250	257
United Mexican States	6.625%	3/3/2015	10	11
United Mexican States	11.375%	9/15/2016	100	142
United Mexican States	5.625%	1/15/2017	550	551
United Mexican States	8.300%	8/15/2031	100	129
United Mexican States	6.750%	9/27/2034	908	991

Total Sovereign Bonds
(Cost $28,563)				28,765

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	550	517
Illinois (Taxable Pension) GO	5.100%	6/1/2033	850	796
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	172
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	100	121
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	5	5
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	70	66
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	50
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	77
Oregon School Board Assn.	4.759%	6/30/2028	75	67
Oregon School Board Assn.	5.528%	6/30/2028	50	50
Tobbacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	125	122
Wisconsin Public Service Rev.	4.800%	5/1/2013	75	73
Wisconsin Public Service Rev.	5.700%	5/1/2026	75	75

Total Taxable Municipal Bonds
(Cost $2,200)				2,191

			Shares

Temporary Cash Investment (1.5%)

5 Vanguard Market Liquidity Fund
(Cost $17,956)	5.153%		17,956,460	17,956

Total Investments (100.8%)
(Cost $1,216,507)				1,214,403

Other Assets and Liabilities—Net (-0.8%)				(9,344)

Net Assets (100%)				1,205,059

*	Non-income-producing security--security in default.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $8,512,000, representing 0.7% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $1,216,507,000. Net unrealized depreciation of investment securities for tax purposes was $2,104,000, consisting of unrealized gains of $10,322,000 on securities that had risen in value since their purchase and $12,426,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The portfolio has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2007, the portfolio had the following open swap contracts:

Interest Rate Swaps
Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)[2]	Unrealized Appreciation (Depreciation) ($000)

9/11/2009	WB	900	4.632%	(5.725%)	(1)
9/11/2012	LEH	2,600	4.700%	(5.725%)	(22)
9/11/2017	LEH	1,935	5.003%	(5.725%)	(33)

					(56)

Total Return Swaps
Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Received (Paid)[3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/2007	LEH	12,000	4.978%	-
11/30/2007	LEH	4,000	5.078%	-
12/31/2007	LEH	5,000	5.128%	-
1/31/2008	LEH	4,000	5.103%	-
6/30/2008	LEH	3,000	4.918%	-
Federal Home Loan Mortgage Corp., 6.000% 30-Year
1/31/2008	UBS	3,000	5.125%	28
Hybrid ARM Index
3/31/2008	LEH	1,000	5.118%	-
4/30/2008	LEH	1,000	5.118%	-

				28

1	LEH-Lehman Brothers Special Financing Inc. UBS-UBS AG WB-Wachovia Bank, N.A.
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Variable Insurance Fund-Short-Term Investment-Grade Portfolio
Schedule of Investments
September 30, 2007

		Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

	U.S. Government and Agency Obligations (12.9%)

	U.S. Government Securities (9.3%)
	U.S. Treasury Note	3.625%	1/15/2010	2,600	2,580
	U.S. Treasury Note	4.000%	4/15/2010	2,650	2,650
	U.S. Treasury Note	4.500%	5/15/2010	500	506
	U.S. Treasury Note	3.875%	7/15/2010	2,600	2,591
	U.S. Treasury Note	3.875%	9/15/2010	3,400	3,386
	U.S. Treasury Note	4.250%	10/15/2010	15,800	15,894
	U.S. Treasury Note	5.125%	6/30/2011	13,100	13,554

					41,161

	Mortgage-Backed Securities (3.6%)
	Conventional Mortgage-Backed Securities (0.3%)
1,2	Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	245	248
1,2	Federal National Mortgage Assn.	5.620%	2/1/2037	183	184
1,2	Federal National Mortgage Assn.	6.000%	12/1/2016	293	297
1,2	Federal National Mortgage Assn.C27	6.500%	9/1/2016	217	221
1,2	Federal National Mortgage Assn.	6.500%	9/1/2016	100	101
1,2	Federal National Mortgage Assn.	7.000%	4/1/2013	59	60
	Nonconventional Mortgage-Backed Securities (3.3%)
1,2	Federal Home Loan Mortgage Corp.	3.718%	8/1/2033	159	157
1,2	Federal Home Loan Mortgage Corp.	3.847%	8/1/2033	207	205
1,2	Federal Home Loan Mortgage Corp.	3.874%	7/1/2033	918	908
1,2	Federal Home Loan Mortgage Corp.	3.918%	6/1/2033	789	786
1,2	Federal Home Loan Mortgage Corp.	4.067%	5/1/2033	150	150
1,2	Federal Home Loan Mortgage Corp.	4.077%	6/1/2033	255	255
1,2	Federal Home Loan Mortgage Corp.	4.109%	5/1/2033	333	333
1,2	Federal Home Loan Mortgage Corp.	4.212%	2/1/2033	237	238
1,2	Federal Home Loan Mortgage Corp.	4.290%	1/1/2033	195	196
1,2	Federal Home Loan Mortgage Corp.	4.656%	10/1/2032	152	154
1,2	Federal Home Loan Mortgage Corp.	4.987%	9/1/2032	84	85
1,2	Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	226	225
1,2	Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	400	402
1,2	Federal Home Loan Mortgage Corp.	5.030%	9/1/2032	173	176
1,2	Federal Home Loan Mortgage Corp.	5.072%	9/1/2032	185	187
1,2	Federal Home Loan Mortgage Corp.	5.876%	8/1/2037	1,040	1,053
1,2	Federal Home Loan Mortgage Corp.	7.275%	8/1/2032	53	53
1,2	Federal National Mortgage Assn.	3.000%	8/25/2032	34	34
1,2	Federal National Mortgage Assn.	3.403%	8/1/2033	216	214
1,2	Federal National Mortgage Assn.	3.467%	8/1/2033	219	218
1,2	Federal National Mortgage Assn.	3.630%	8/1/2033	228	227
1,2	Federal National Mortgage Assn.	3.701%	7/1/2033	304	302
1,2	Federal National Mortgage Assn.	3.703%	8/1/2033	81	80
1,2	Federal National Mortgage Assn.	3.703%	8/1/2033	400	397
1,2	Federal National Mortgage Assn.	3.720%	9/1/2033	485	483
1,2	Federal National Mortgage Assn.	3.727%	6/1/2033	430	429
1,2	Federal National Mortgage Assn.	3.752%	10/1/2033	226	225
1,2	Federal National Mortgage Assn.	3.785%	9/1/2033	925	921
1,2	Federal National Mortgage Assn.	3.808%	8/1/2033	449	447
1,2	Federal National Mortgage Assn.	3.815%	7/1/2033	503	503
1,2	Federal National Mortgage Assn.	3.963%	4/1/2033	595	596
1,2	Federal National Mortgage Assn.	3.971%	5/1/2033	601	602
1,2	Federal National Mortgage Assn.	4.005%	5/1/2033	114	115
1,2	Federal National Mortgage Assn.	4.023%	4/1/2033	189	190
1,2	Federal National Mortgage Assn.	4.048%	5/1/2033	385	386
1,2	Federal National Mortgage Assn.	4.119%	5/1/2033	861	864
1,2	Federal National Mortgage Assn.	4.203%	7/1/2033	1,105	1,107
1,2	Federal National Mortgage Assn.	4.385%	12/1/2032	98	99
1,2	Federal National Mortgage Assn.	5.500%	8/25/2027	224	225
1,2	Federal National Mortgage Assn.	5.510%	8/1/2037	210	211
1,2	Federal National Mortgage Assn.	7.063%	7/1/2032	43	44
1,2	Federal National Mortgage Assn.	7.161%	9/1/2032	25	26
1,2	Federal National Mortgage Assn.	7.211%	9/1/2032	59	60

					15,679

	Total U.S. Government and Agency Obligations
	(Cost $56,508)				56,840

	Corporate Bonds (83.5%)

	Asset-Backed/Commercial Mortgage-Backed Securities (22.6%)
2,3	American Express Credit Account Master Trust	6.203%	11/15/2010	1,800	1,802
2,3	American Express Credit Account Master Trust	5.843%	3/15/2012	370	369
2,3	American Express Credit Account Master Trust	5.783%	12/15/2013	500	496
2,3	American Express Issuance Trust	5.783%	8/15/2011	500	496
2,4	ARG Funding Corp.	4.020%	4/20/2009	620	615
4	BA Covered Bond Issuer	5.500%	6/14/2012	800	819
2	Banc of America Commercial Mortgage, Inc.	5.334%	9/10/2045	330	333
2	Banc of America Funding Corp.	5.598%	9/20/2046	1,673	1,668
2	Banc of America Mortgage Securities	5.670%	9/25/2032	34	34
2	Banc of America Mortgage Securities	4.183%	5/25/2033	222	220
2	Banc of America Mortgage Securities	3.548%	2/25/2034	269	263
2	Banc of America Securities Auto Trust	5.180%	6/18/2010	1,000	999
2	Bank of America Credit Card Trust	4.720%	5/15/2013	1,600	1,586
2,3	Bank of America Credit Card Trust	5.772%	6/17/2013	400	397
2	Bay View Auto Trust	3.860%	3/25/2010	52	52
2	Bear Stearns Adjustable Rate Mortgage Trust	5.809%	10/25/2036	1,710	1,704
2	Bear Stearns Adjustable Rate Mortgage Trust	5.482%	5/25/2047	1,482	1,481
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/2041	1,100	1,110
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	260	255
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/2045	250	251
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/2050	1,000	1,000
2,3,4	BMW Floorplan Master Owner Trust	5.753%	9/17/2011	2,500	2,486
2	Capital Auto Receivables Asset Trust	4.980%	5/15/2011	450	449
2	Capital One Auto Finance Trust	5.250%	8/15/2011	800	800
2	Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	880	865
2,3	Capital One Multi-Asset Execution Trust	5.753%	2/15/2013	550	547
2	Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	162	162
2	Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	822	821
2	CarMax Auto Owner Trust	4.130%	5/15/2009	114	113
2	CarMax Auto Owner Trust	4.210%	1/15/2010	202	201
2,3	Chase Credit Card Master Trust	5.862%	7/15/2010	1,700	1,699
2	Chase Issuance Trust	4.960%	9/17/2012	300	300
2,3	Chase Issuance Trust	5.793%	10/15/2012	600	596
2	Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	304	302
2	Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	1,400	1,401
2	Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	400	393
2	CIT Equipment Collateral	4.420%	5/20/2009	300	300
2	Citibank Credit Card Issuance Trust	4.850%	2/10/2011	900	899
2	Citibank Credit Card Issuance Trust	5.150%	3/7/2011	825	826
2	Citibank Credit Card Issuance Trust	5.500%	6/22/2012	1,100	1,116
2	Citibank Credit Card Issuance Trust	4.750%	10/22/2012	1,000	993
2	Citigroup Commercial Mortgage Trust	5.888%	12/10/2049	1,000	1,022
2	Citigroup Mortgage Loan Trust Inc.	5.928%	7/25/2037	975	975
2	Citigroup Mortgage Loan Trust, Inc.	4.660%	3/25/2034	223	221
2	Citigroup/Deutsche Bank Commercial Mortgage	5.205%	12/11/2049	1,325	1,319
2	CNH Equipment Trust	5.200%	8/16/2010	600	598
2,3	CNH Wholesale Master Note Trust	5.862%	6/15/2011	550	551
2,3	CNH Wholesale Master Note Trust	5.812%	7/15/2012	650	651
2	Commercial Mortgage Pass-Through Certificates	5.811%	12/10/2049	400	407
2	Countrywide Home Loans	4.050%	5/25/2033	202	199
2	Countrywide Home Loans	3.467%	11/19/2033	367	360
2	Countrywide Home Loans	5.357%	3/20/2036	822	819
2	Countrywide Home Loans	5.461%	2/25/2047	1,010	1,002
2	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/2039	300	302
2	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/2039	825	839
2	DaimlerChrysler Auto Trust	5.330%	8/8/2010	718	718
2	DaimlerChrysler Auto Trust	4.980%	2/8/2011	800	799
2,3	DaimlerChrysler Master Owner Trust	5.783%	11/15/2011	500	495
2,3	Discover Card Master Trust I	5.783%	4/16/2010	800	800
2,3	Discover Card Master Trust I	5.762%	9/16/2010	1,000	999
2	First Horizon Mortgage Pass-Through Trust	5.686%	11/25/2036	735	733
2	First Horizon Mortgage Pass-Through Trust	5.505%	1/25/2037	1,769	1,757
2	First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033	125	129
2,3	Fleet Home Equity Loan Trust	5.746%	1/20/2033	191	185
2	Ford Credit Auto Owner Trust	3.480%	11/15/2008	39	39
2	Ford Credit Auto Owner Trust	4.170%	1/15/2009	50	50
2	Ford Credit Auto Owner Trust	4.300%	8/15/2009	120	119
2	Ford Credit Auto Owner Trust	5.160%	11/15/2010	500	501
2	GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	450	445
2,3	GE Capital Credit Card Master Note Trust	5.793%	3/15/2013	400	398
2	GMAC Mortgage Corp. Loan Trust	5.298%	11/19/2035	303	301
2,3	Gracechurch Card Funding PLC	5.772%	11/16/2009	600	600
2,3	Gracechurch Card Funding PLC	5.762%	9/15/2010	800	798
2,3	Granite Master Issuer PLC	5.400%	12/17/2054	200	199
2,3	Granite Master Issuer PLC	5.658%	12/20/2054	600	597
2	Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	189	189
2	Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	264	260
2	Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	200	200
2	Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	443	436
2	Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	700	702
2	Harley-Davidson Motorcycle Trust	5.100%	5/15/2012	550	550
2	Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	650	643
2	Honda Auto Receivables Owner Trust	4.610%	8/17/2009	227	226
2	Honda Auto Receivables Owner Trust	5.100%	3/18/2011	1,300	1,303
2	Honda Auto Receivables Owner Trust	5.460%	5/23/2011	600	605
2	Hyundai Auto Receivables Trust	5.110%	4/15/2011	1,000	999
2	John Deere Owner Trust	3.980%	6/15/2009	111	111
2	John Deere Owner Trust	5.040%	7/15/2011	800	797
2	JP Morgan Mortgage Trust	5.300%	7/25/2035	1,923	1,910
2	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	146	150
2	JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	500	495
2	JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/2047	400	399
2	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/2049	600	612
2	JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/2051	550	553
2	JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/2051	1,020	1,038
2,3,4	Kildare Securities Ltd.	5.784%	12/10/2043	1,300	1,295
2	LB-UBS Commercial Mortgage Trust	5.303%	2/15/2040	800	799
2	LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	500	500
2	Master Adjustable Rate Mortgages Trust	3.818%	4/25/2034	280	274
2	MBNA Credit Card Master Note Trust	4.200%	9/15/2010	2,500	2,485
2	MBNA Credit Card Master Note Trust	3.650%	3/15/2011	200	197
2	MBNA Credit Card Master Note Trust	4.900%	7/15/2011	200	200
2	Merrill Auto Trust Securitization	4.100%	8/25/2009	319	318
2	Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	325	323
2	Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	155	154
2	Merrill Lynch Mortgage Investors, Inc.	4.556%	2/25/2034	161	159
2	Merrill Lynch Mortgage Investors, Inc.	5.501%	5/25/2036	1,040	1,042
2	Merrill Lynch Mortgage Trust	5.918%	6/12/2050	900	916
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/2048	500	499
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/2050	250	253
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/2051	400	400
2	Morgan Stanley Capital I	5.803%	6/11/2042	1,850	1,875
2	Morgan Stanley Capital I	5.374%	3/12/2044	570	572
2,3	Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.401%	11/25/2015	86	86
2	Morgan Stanley Mortgage Loan Trust	4.075%	2/25/2034	340	335
2	Morgan Stanley Mortgage Loan Trust	5.426%	6/25/2036	896	895
2,3	National City Credit Card Master Trust	5.803%	8/15/2012	1,200	1,192
2,3	National City Credit Card Master Trust	5.803%	3/17/2014	575	569
2	Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	416	413
2	Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	172	171
2	Nissan Auto Receivables Owner Trust	4.740%	9/15/2009	612	610
2,3	Nissan Auto Receivables Owner Trust	5.783%	7/15/2010	700	698
2	Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	600	605
2,3,4	Nordstrom Private Label Credit Card Master Trust	5.812%	5/15/2015	2,000	1,972
2,3	Permanent Master Issuer PLC	5.410%	1/15/2016	700	695
2	PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	850	835
2	PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	1,000	979
2	Provident Funding Mortgage Loan Trust	4.041%	4/25/2034	543	535
2,3	Rental Car Finance Corp.	5.331%	6/25/2009	670	669
2	Residential Funding Mortgage Securities I	5.854%	8/25/2036	1,366	1,362
2	Residential Funding Mortgage Securities I	5.965%	9/25/2036	542	544
2	Salomon Brothers Mortgage Securities VII	4.116%	9/25/2033	708	699
2	Sequoia Mortgage Trust	5.655%	9/20/2046	1,710	1,709
2	Thornburg Mortgage Securities Trust	3.307%	3/25/2044	319	305
2	USAA Auto Owner Trust	4.550%	2/16/2010	740	736
2	USAA Auto Owner Trust	4.130%	11/15/2011	500	495
2	USAA Auto Owner Trust	4.900%	2/15/2012	700	700
2,3	Volkswagen Credit Auto Master Trust	5.516%	7/20/2010	1,125	1,121
2,3	Wachovia Asset Securitization, Inc.	5.391%	6/25/2033	68	67
2	Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	500	499
2	Wachovia Auto Owner Trust	5.390%	9/20/2011	575	579
2	Washington Mutual Mortgage Pass-Through Certificates	4.117%	1/25/2033	144	143
2	Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	128	126
2	Washington Mutual Mortgage Pass-Through Certificates	4.045%	9/25/2033	159	157
2	Wells Fargo Home Equity Trust	3.970%	5/25/2034	504	495
2	Wells Fargo Mortgage Backed Securities Trust	5.640%	10/25/2036	1,701	1,695
2	World Omni Auto Receivables Trust	4.400%	4/20/2009	120	120
2	World Omni Auto Receivables Trust	5.010%	10/15/2010	1,028	1,026
2	World Omni Auto Receivables Trust	5.230%	2/15/2011	400	401

					99,823

	Finance (35.2%)
	Banking (19.2%)
	AmSouth Bank NA	6.125%	3/1/2009	500	507
3,4	ANZ National Bank International Ltd.	5.430%	4/14/2008	1,000	1,000
3,4	ANZ National Bank International Ltd.	5.396%	8/7/2009	400	400
3	Associated Bank NA	5.476%	2/1/2008	250	250
3	Associated Bank NA	5.700%	6/2/2008	850	851
	Astoria Financial Corp.	5.750%	10/15/2012	250	252
2,4	Banco Mercantil del Norte	6.135%	10/13/2016	450	447
4	Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	800	797
3,4	Banco Santander Chile	6.074%	12/9/2009	400	400
2	Bank of America Capital Trust XIV	5.630%	12/31/2049	2,361	2,233
	Bank of America Corp.	5.375%	8/15/2011	631	636
3	Bank of Ireland	5.696%	12/18/2009	1,400	1,392
	Bank of New York Co., Inc.	5.050%	3/3/2009	800	805
	Bank of New York Co., Inc.	5.410%	5/15/2009	700	709
	Bank of New York Co., Inc.	7.300%	12/1/2009	100	105
	Bank of New York Co., Inc.	4.950%	1/14/2011	300	297
2	Bank of New York Co., Inc.	3.400%	3/15/2013	200	198
	Bank One Texas	6.250%	2/15/2008	1,175	1,180
3	Barclays Bank PLC	5.490%	8/10/2009	1,050	1,050
	Barclays Bank PLC	7.400%	12/15/2009	150	157
	Barclays Bank PLC	5.450%	9/12/2012	450	453
	BB&T Corp.	6.500%	8/1/2011	1,375	1,432
3,4	BBVA US Senior S.A. Unipersonal	5.430%	4/17/2009	2,500	2,490
3	Branch Banking & Trust Co.	5.671%	9/2/2008	400	399
3,4	BTMU Curacao Holdings NV	5.918%	12/19/2016	835	833
3	Canadian Imperial Bank of Commerce	5.555%	5/27/2008	800	801
2,4	CBG Florida REIT Corp.	7.114%	2/15/2049	560	552
3	Charter One Bank N.A.	5.410%	4/24/2009	630	630
	Charter One Bank N.A.	5.500%	4/26/2011	380	383
3	Citigroup Global Markets	5.794%	3/17/2009	1,300	1,300
3	Citigroup, Inc.	5.416%	11/1/2007	760	760
3	Citigroup, Inc.	5.864%	6/9/2009	1,735	1,731
	Citigroup, Inc.	5.250%	2/27/2012	100	100
2,4	Commonwealth Bank of Australia	6.024%	3/15/2049	450	440
3,4	Credit Agricole	5.555%	5/28/2010	2,125	2,118
2,4	Credit Agricole	6.637%	5/28/2049	175	163
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	750	736
3	Credit Suisse First Boston USA, Inc.	5.758%	8/15/2010	600	597
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	500	505
	Deutsche Bank Financial, Inc.	7.500%	4/25/2009	445	463
3,4	Deutsche Bank Financial, Inc.	5.680%	4/30/2009	270	270
3	Deutsche Bank New York Branch	5.650%	8/21/2009	1,050	1,053
4	Development Bank of Singapore Ltd.	7.875%	8/10/2009	460	486
3,4	Development Bank of Singapore Ltd.	5.750%	5/16/2017	1,250	1,250
3,4	DnB NOR Bank ASA	5.430%	10/13/2009	1,400	1,401
	Fifth Third Bank	3.375%	8/15/2008	1,000	983
3	First Tennessee Bank	5.834%	12/17/2009	500	502
	GreenPoint Financial Corp.	3.200%	6/6/2008	850	838
4	HBOS Treasury Services PLC	4.000%	9/15/2009	2,000	1,982
	HSBC Bank PLC	6.950%	3/15/2011	400	424
3	HSBC Bank USA	5.833%	12/14/2009	1,500	1,491
4	ICICI Bank Ltd.	5.750%	1/12/2012	200	194
2	Independence Community Bank	3.750%	4/1/2014	315	310
	JPMorgan Chase & Co.	4.600%	1/17/2011	1,600	1,571
2	JPMorgan Chase & Co.	4.891%	9/1/2015	560	556
	KeyCorp	4.700%	5/21/2009	300	299
3	KeyCorp	5.229%	5/26/2009	430	429
2,4	Lloyds TSB Group PLC	6.267%	11/14/2049	475	434
2,4	M & T Bank Corp.	3.850%	4/1/2013	400	398
	Marshall & Ilsley Bank	5.150%	2/22/2012	500	493
3	MBNA Corp.	5.790%	5/5/2008	2,600	2,604
2	Mellon Capital IV	6.244%	6/29/2049	750	743
	Mellon Funding Corp.	6.700%	3/1/2008	650	653
	Mellon Funding Corp.	3.250%	4/1/2009	1,150	1,122
	National Australia Bank	6.600%	12/10/2007	200	200
	National Australia Bank	8.600%	5/19/2010	420	456
2	National Westminster Bank PLC	7.750%	4/29/2049	825	826
	North Fork Bancorp., Inc.	5.875%	8/15/2012	134	131
2,3	North Fork Bancorp., Inc.	7.427%	8/15/2012	350	351
	PNC Funding Corp.	6.500%	5/1/2008	205	206
3	PNC Funding Corp.	5.826%	6/12/2009	525	521
	PNC Funding Corp.	5.125%	12/14/2010	660	658
3	Regions Financial Corp.	5.436%	8/8/2008	2,000	2,002
	Regions Financial Corp.	6.375%	5/15/2012	375	386
	Republic New York Corp.	5.875%	10/15/2008	210	211
3	Royal Bank of Canada	5.558%	3/20/2008	600	600
	Royal Bank of Canada	5.290%	2/2/2009	2,600	2,622
3,4	Royal Bank of Scotland Group PLC	5.410%	7/21/2008	2,300	2,301
	Santander Finance Issuances	6.375%	2/15/2011	400	413
3,4	Santander U.S. Debt, S.A. Unipersonal	5.729%	11/20/2009	2,700	2,702
	Sanwa Bank Ltd.	7.400%	6/15/2011	250	270
4	Scotland International Finance	7.700%	8/15/2010	900	971
	Skandinaviska Enskilda Banken	6.875%	2/15/2009	325	333
2,4	Societe Generale	5.922%	12/5/2049	200	191
	Sovereign Bancorp, Inc.	4.800%	9/1/2010	170	170
	Sovereign Bank	4.000%	2/1/2008	100	100
2	Sovereign Bank	4.375%	8/1/2013	45	45
	State Street Corp.	7.650%	6/15/2010	175	185
3	SunTrust Banks, Inc.	5.700%	6/2/2009	1,350	1,350
	Toronto Dominion Bank NY	6.150%	10/15/2008	100	101
3,4	Unicredit Luxembourg Finance	5.700%	1/13/2017	1,175	1,163
	US Bank NA	4.125%	3/17/2008	1,000	995
	US Bank NA	5.700%	12/15/2008	500	503
2	USB Capital IX	6.189%	4/15/2049	1,190	1,198
2,4	USB Realty Corp.	6.091%	12/15/2049	270	258
2	Wachovia Capital Trust III	5.800%	12/31/2049	585	584
3	Wachovia Corp.	5.410%	10/28/2008	2,100	2,097
	Wachovia Corp.	6.000%	10/30/2008	225	228
	Wachovia Corp.	6.375%	2/1/2009	200	204
	Wachovia Corp.	6.150%	3/15/2009	350	355
	Wachovia Corp.	5.300%	10/15/2011	425	427
3	Wachovia Corp.	5.490%	10/15/2011	550	544
	Washington Mutual, Inc.	4.375%	1/15/2008	1,080	1,074
	Wells Fargo & Co.	3.750%	10/15/2007	1,100	1,099
	Wells Fargo & Co.	5.250%	12/1/2007	165	165
	Wells Fargo & Co.	4.875%	1/12/2011	1,500	1,490
	Wells Fargo Bank NA	6.450%	2/1/2011	1,396	1,453
3	Zions Bancorp.	5.480%	4/15/2008	1,400	1,400
	Brokerage (4.1%)
	Bear Stearns Co., Inc.	4.000%	1/31/2008	275	273
2,3	Bear Stearns Co., Inc.	5.486%	2/8/2008	500	500
3	Bear Stearns Co., Inc.	5.994%	9/9/2009	2,010	1,969
	Bear Stearns Co., Inc.	4.500%	10/28/2010	387	377
3	Bear Stearns Co., Inc.	5.587%	1/31/2011	110	106
	Franklin Resources Inc.	3.700%	4/15/2008	375	372
2	Goldman Sachs Capital II	5.793%	6/1/2049	425	401
3	Goldman Sachs Group, Inc.	5.690%	7/23/2009	160	160
3	Goldman Sachs Group, Inc.	5.290%	12/23/2009	250	249
3	Goldman Sachs Group, Inc.	5.821%	3/2/2010	1,200	1,195
3	Goldman Sachs Group, Inc.	5.498%	6/28/2010	2,045	2,033
	Goldman Sachs Group, Inc.	5.625%	1/15/2017	130	126
	Jefferies Group Inc.	5.875%	6/8/2014	150	146
	LaBranche & Co.	9.500%	5/15/2009	325	322
3	Lehman Brothers Holdings, Inc.	5.600%	8/21/2009	550	538
3	Lehman Brothers Holdings, Inc.	5.630%	11/16/2009	880	860
3	Lehman Brothers Holdings, Inc.	5.645%	5/25/2010	445	436
	Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	1,600	1,610
3	Lehman Brothers Holdings, Inc.	6.290%	8/19/2065	210	207
3	Merrill Lynch & Co., Inc.	5.580%	2/5/2010	1,385	1,373
	Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,200	1,178
	Merrill Lynch & Co., Inc.	4.790%	8/4/2010	870	863
	Merrill Lynch & Co., Inc.	6.050%	8/15/2012	425	436
3	Morgan Stanley Dean Witter	5.640%	1/15/2010	1,300	1,292
	Morgan Stanley Dean Witter	6.750%	4/15/2011	1,074	1,126
	Finance Companies (5.3%)
3	American Express Centurion Bank	5.912%	11/16/2009	225	225
	American Express Credit Corp.	3.000%	5/16/2008	390	385
3	American Express Credit Corp.	5.563%	5/19/2009	575	572
3	American Express Credit Corp.	5.815%	10/4/2010	400	396
4	American Express Travel	5.250%	11/21/2011	400	402
	American General Finance Corp.	2.750%	6/15/2008	135	133
	American General Finance Corp.	4.625%	5/15/2009	565	559
	American General Finance Corp.	5.375%	9/1/2009	435	437
	American General Finance Corp.	3.875%	10/1/2009	1,000	974
	American General Finance Corp.	4.875%	5/15/2010	200	198
	American General Finance Corp.	5.200%	12/15/2011	290	285
	Capital One Bank	5.000%	6/15/2009	550	548
	Capital One Bank	6.500%	6/13/2013	125	128
3	Capital One Bank FSB	5.803%	3/13/2009	1,100	1,102
	Capital One Financial	5.700%	9/15/2011	300	300
	Capital One Financial	4.800%	2/21/2012	100	97
	CIT Group, Inc.	5.600%	4/27/2011	1,225	1,191
	CIT Group, Inc.	5.800%	7/28/2011	550	526
	Countrywide Home Loan	3.250%	5/21/2008	100	96
3	General Electric Capital Corp.	5.661%	3/4/2008	500	500
2,3	General Electric Capital Corp.	5.460%	7/28/2008	850	850
	General Electric Capital Corp.	4.125%	9/1/2009	600	593
3	General Electric Capital Corp.	5.440%	5/10/2010	1,600	1,593
	General Electric Capital Corp.	4.250%	9/13/2010	1,230	1,210
	General Electric Capital Corp.	5.000%	12/1/2010	925	929
	General Electric Capital Corp.	5.500%	4/28/2011	460	465
	General Electric Capital Corp.	5.875%	2/15/2012	200	205
	General Electric Capital Corp.	4.375%	3/3/2012	400	388
	HSBC Finance Corp.	4.125%	11/16/2009	500	490
	HSBC Finance Corp.	4.625%	9/15/2010	970	954
	HSBC Finance Corp.	5.250%	1/14/2011	775	772
	International Lease Finance Corp.	6.375%	3/15/2009	220	223
	International Lease Finance Corp.	4.750%	7/1/2009	155	154
	International Lease Finance Corp.	5.450%	3/24/2011	500	504
	International Lease Finance Corp.	5.750%	6/15/2011	525	530
	International Lease Finance Corp.	5.300%	5/1/2012	1,900	1,890
	iStar Financial Inc.	4.875%	1/15/2009	770	753
	SLM Corp.	4.500%	7/26/2010	1,900	1,775
	Insurance (5.4%)
3	Berkshire Hathaway Finance Corp.	5.410%	1/11/2008	400	400
	Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	500	493
	Chubb Corp.	5.472%	8/16/2008	2,100	2,109
2	Chubb Corp.	6.375%	3/29/2037	80	80
2	Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	150	141
	Genworth Financial, Inc.	5.231%	5/16/2009	600	600
	Hartford Financial Services Group, Inc.	5.550%	8/16/2008	635	639
4	ING Security Life Institutional Funding	4.250%	1/15/2010	200	197
4	Jackson National Life Insurance Co.	3.500%	1/22/2009	300	294
4	John Hancock Global Funding II	7.900%	7/2/2010	1,000	1,074
2,4	Liberty Mutual Insurance Co.	7.000%	3/15/2037	175	162
2	Lincoln National Corp.	6.050%	4/20/2067	195	188
3,4	MassMutual Global Funding II	5.425%	4/21/2011	2,700	2,695
3,4	Merna Reinsurance Ltd.	6.981%	7/7/2010	420	419
3,4	MetLife Global Funding I	5.670%	5/18/2010	1,100	1,101
4	Monumental Global Funding II	3.450%	11/30/2007	200	199
3,4	Monumental Global Funding II	5.420%	1/9/2009	1,250	1,251
4	Monumental Global Funding II	4.375%	7/30/2009	400	396
4	Monumental Global Funding II	4.625%	3/15/2010	350	346
4	New York Life Global Funding	3.875%	1/15/2009	600	594
2,4	Oil Insurance Ltd.	7.558%	6/30/2049	300	309
3,4	Premium Asset Trust	5.510%	7/15/2008	500	501
4	PRICOA Global Funding I	3.900%	12/15/2008	1,050	1,037
4	PRICOA Global Funding I	4.200%	1/15/2010	390	383
4	Principal Life Global	3.625%	4/30/2008	550	545
4	Principal Life Global	4.400%	10/1/2010	200	196
	Principal Life Income Funding	5.125%	3/1/2011	600	600
2	Progressive Corp.	6.700%	6/15/2037	160	157
	Safeco Corp.	4.200%	2/1/2008	950	945
	Safeco Corp.	4.875%	2/1/2010	200	199
4	TIAA Global Markets	4.125%	11/15/2007	1,250	1,248
2	Travelers Cos. Inc.	6.250%	3/15/2037	350	337
	Travelers Property Casualty Corp.	3.750%	3/15/2008	770	763
	UnitedHealth Group, Inc.	3.300%	1/30/2008	625	621
3	UnitedHealth Group, Inc.	5.660%	3/2/2009	425	425
	UnumProvident Corp.	5.859%	5/15/2009	300	302
	WellPoint Inc.	3.750%	12/14/2007	790	787
	WellPoint Inc.	4.250%	12/15/2009	400	393
	Willis North America Inc.	5.125%	7/15/2010	170	167
4	Xlliac Global Funding	4.800%	8/10/2010	330	325
2,4	ZFS Finance USA Trust I	5.875%	5/9/2032	325	314
	Real Estate Investment Trusts (1.2%)
	Archstone-Smith Operating Trust	5.250%	12/1/2010	290	293
	Arden Realty LP	5.200%	9/1/2011	180	179
	AvalonBay Communities, Inc.	8.250%	7/15/2008	225	229
	Brandywine Operating Partnership	5.750%	4/1/2012	390	387
	Developers Diversified Realty Corp.	5.250%	4/15/2011	170	168
	Developers Diversified Realty Corp.	5.375%	10/15/2012	300	293
	Health Care Property Investors, Inc.	6.450%	6/25/2012	300	304
	Health Care REIT, Inc.	8.000%	9/12/2012	250	271
	Liberty Property LP	6.375%	8/15/2012	200	204
	ProLogis	5.250%	11/15/2010	514	512
	ProLogis	5.500%	4/1/2012	390	386
	Regency Centers LP	7.950%	1/15/2011	100	107
	Simon Property Group Inc.	6.375%	11/15/2007	323	323
	Simon Property Group Inc.	4.875%	3/18/2010	900	885
	Simon Property Group Inc.	4.875%	8/15/2010	350	344
	United Dominion Realty Trust	6.500%	6/15/2009	150	153
4	Westfield Capital Corp.	4.375%	11/15/2010	450	442

					155,469

	Industrial (21.0%)
	Basic Industry (0.4%)
	Lubrizol Corp.	5.875%	12/1/2008	250	249
	Lubrizol Corp.	4.625%	10/1/2009	637	630
	Rohm & Haas Co.	5.600%	3/15/2013	250	250
	Weyerhaeuser Co.	6.750%	3/15/2012	221	230
3,4	Xstrata Finance Dubai Ltd.	5.850%	11/13/2009	250	249
	Capital Goods (2.4%)
	Allied Waste North America Inc.	6.875%	6/1/2017	200	201
4	BAE Systems Holdings Inc.	4.750%	8/15/2010	745	738
	Boeing Capital Corp.	6.100%	3/1/2011	450	464
2,4	C8 Capital SPV Ltd.	6.640%	12/15/2049	125	122
	Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	147
	Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,300	1,294
3	Caterpillar Financial Services Corp.	5.794%	3/10/2009	800	799
3	Caterpillar Financial Services Corp.	5.550%	8/11/2009	900	896
	Caterpillar Financial Services Corp.	4.300%	6/1/2010	20	20
3	Honeywell International, Inc.	5.763%	3/13/2009	500	498
3	Honeywell International, Inc.	5.410%	7/27/2009	200	199
	Honeywell International, Inc.	6.125%	11/1/2011	185	191
	John Deere Capital Corp.	3.900%	1/15/2008	1,075	1,071
	John Deere Capital Corp.	4.875%	3/16/2009	395	395
	John Deere Capital Corp.	4.625%	4/15/2009	700	696
	Lafarge SA	6.150%	7/15/2011	50	51
	Northrop Grumman Corp.	8.000%	10/15/2009	100	106
	Northrop Grumman Corp.	7.125%	2/15/2011	200	212
4	Oakmont Asset Trust	4.514%	12/22/2008	410	406
	Raytheon Co.	4.850%	1/15/2011	545	544
	Textron Financial Corp.	4.125%	3/3/2008	300	299
3	Textron Financial Corp.	5.460%	1/12/2009	830	829
	Textron Financial Corp.	4.600%	5/3/2010	270	267
	Tyco International Group SA	6.375%	10/15/2011	235	240
	Communication (4.5%)
3,4	America Movil SA de C.V.	5.300%	6/27/2008	450	451
	America Movil SA de C.V.	4.125%	3/1/2009	375	370
	AT&T Inc.	4.125%	9/15/2009	970	955
3	AT&T Inc.	5.460%	2/5/2010	800	793
	British Sky Broadcasting Corp.	6.875%	2/23/2009	115	118
	British Sky Broadcasting Corp.	8.200%	7/15/2009	1,090	1,146
	British Telecommunications PLC	8.625%	12/15/2010	930	1,023
	Clear Channel Communications, Inc.	4.625%	1/15/2008	1,005	999
	Comcast Cable Communications, Inc.	6.750%	1/30/2011	490	510
	Comcast Corp.	5.850%	1/15/2010	720	731
	Comcast Corp.	5.500%	3/15/2011	640	644
	Cox Communications, Inc.	3.875%	10/1/2008	125	123
	Cox Communications, Inc.	7.875%	8/15/2009	563	590
	Cox Communications, Inc.	4.625%	1/15/2010	600	591
	Deutsche Telekom International Finance	3.875%	7/22/2008	476	471
	Deutsche Telekom International Finance	8.000%	6/15/2010	225	241
	France Telecom	7.750%	3/1/2011	330	356
	Gannett Co., Inc.	4.125%	6/15/2008	755	748
3	Gannett Co., Inc.	5.705%	5/26/2009	500	497
	News America Inc.	6.625%	1/9/2008	380	381
2	NYNEX Corp.	9.550%	5/1/2010	149	156
	Sprint Capital Corp.	6.125%	11/15/2008	500	505
	Sprint Capital Corp.	7.625%	1/30/2011	420	445
	Telecom Italia Capital	4.000%	1/15/2010	1,000	976
	Telecom Italia Capital	4.875%	10/1/2010	300	297
	Telefonica Emisiones SAU	5.984%	6/20/2011	1,200	1,226
	Telefonos de Mexico SA	4.500%	11/19/2008	1,995	1,975
4	Time Warner, Inc.	5.400%	7/2/2012	500	495
	Univision Communications, Inc.	3.500%	10/15/2007	500	499
	Univision Communications, Inc.	3.875%	10/15/2008	270	262
	Verizon Global Funding Corp.	7.250%	12/1/2010	740	786
	Verizon Global Funding Corp.	6.875%	6/15/2012	415	442
3	Vodafone Group PLC	5.288%	12/28/2007	300	300
	Consumer Cyclical (4.4%)
3,4	American Honda Finance	5.784%	3/9/2009	1,130	1,130
3,4	American Honda Finance	5.560%	5/12/2009	600	599
4	American Honda Finance	5.125%	12/15/2010	520	524
	Carnival Corp.	3.750%	11/15/2007	400	399
	Centex Corp.	4.875%	8/15/2008	165	161
	Centex Corp.	5.800%	9/15/2009	205	198
	Centex Corp.	7.875%	2/1/2011	120	118
	CVS Caremark Corp.	4.000%	9/15/2009	225	220
2	CVS Caremark Corp.	6.302%	6/1/2037	375	364
2,4	CVS Caremark Corp.	6.117%	1/10/2013	563	583
	DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	600	593
3	DaimlerChrysler North America Holding Corp.	5.886%	10/31/2008	1,100	1,099
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	259
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	250	247
	Federated Department Stores, Inc.	6.300%	4/1/2009	310	314
	Federated Department Stores, Inc.	6.625%	4/1/2011	385	396
	Gamestop Corp.	8.000%	10/1/2012	275	287
4	Harley-Davidson Inc.	5.000%	12/15/2010	200	200
	International Speedway Corp.	4.200%	4/15/2009	580	571
	J.C. Penney Co., Inc.	8.000%	3/1/2010	100	106
	J.C. Penney Co., Inc.	9.000%	8/1/2012	585	662
3	Johnson Controls, Inc.	5.590%	1/17/2008	525	525
	K. Hovnanian Enterprises	6.250%	1/15/2016	160	123
	KB Home	7.250%	6/15/2018	200	174
	Lennar Corp.	5.125%	10/1/2010	100	92
	Lennar Corp.	5.950%	10/17/2011	150	138
	Lowe's Cos., Inc.	8.250%	6/1/2010	200	215
	Lowe's Cos., Inc.	5.600%	9/15/2012	425	429
	May Department Stores Co.	5.950%	11/1/2008	460	461
	May Department Stores Co.	4.800%	7/15/2009	460	455
	MGM Mirage, Inc.	6.750%	4/1/2013	100	98
4	Nissan Motor Acceptance Corp.	4.625%	3/8/2010	680	675
4	Nissan Motor Acceptance Corp.	5.625%	3/14/2011	800	808
3	Paccar Financial Corp.	5.570%	5/17/2010	1,575	1,574
	Royal Caribbean Cruises	7.000%	6/15/2013	250	248
	Target Corp.	3.375%	3/1/2008	120	119
	Target Corp.	5.375%	6/15/2009	330	333
3	The Walt Disney Co.	5.430%	7/16/2010	450	447
	The Walt Disney Co.	5.700%	7/15/2011	170	173
3	Time Warner, Inc.	5.730%	11/13/2009	500	496
2	Toyota Motor Credit Corp.	2.750%	8/6/2009	98	96
3	Viacom Inc.	6.044%	6/16/2009	800	801
	Wal-Mart Stores, Inc.	4.000%	1/15/2010	400	393
	Western Union Co.	5.400%	11/17/2011	500	499
	Yum! Brands, Inc.	7.650%	5/15/2008	735	743
	Yum! Brands, Inc.	8.875%	4/15/2011	200	221
	Consumer Noncyclical (4.1%)
	Abbott Laboratories	3.750%	3/15/2011	150	144
	Abbott Laboratories	5.600%	5/15/2011	380	386
	Altria Group, Inc.	5.625%	11/4/2008	250	251
	AmerisourceBergen Corp.	5.625%	9/15/2012	200	199
3,4	Amgen Inc.	5.585%	11/28/2008	750	750
	Amgen Inc.	4.000%	11/18/2009	950	932
3	AstraZeneca PLC	6.004%	9/11/2009	850	852
	Baxter Finco, BV	4.750%	10/15/2010	440	438
	Becton, Dickinson & Co.	7.150%	10/1/2009	100	104
	Bristol-Myers Squibb Co.	5.250%	8/15/2013	130	129
	Brown-Forman Corp.	3.000%	3/15/2008	300	297
4	Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,118
	Campbell Soup Co.	5.875%	10/1/2008	500	503
3,4	Cardinal Health, Inc.	5.630%	10/2/2009	425	425
4	Cargill Inc.	3.625%	3/4/2009	570	559
3	Clorox Co.	5.828%	12/14/2007	850	850
4	Cosan Finance Ltd.	7.000%	2/1/2017	100	96
	Diageo Capital PLC	3.375%	3/20/2008	235	233
3	General Mills, Inc.	5.490%	1/22/2010	650	644
	General Mills, Inc.	5.650%	9/10/2012	320	323
	H.J. Heinz Co.	6.000%	3/15/2008	225	225
	Hershey Foods Corp.	5.300%	9/1/2011	125	125
	Hormel Foods Corp.	6.625%	6/1/2011	100	104
	Hospira, Inc.	4.950%	6/15/2009	460	458
	Kellogg Co.	6.600%	4/1/2011	1,120	1,163
	Kraft Foods, Inc.	4.125%	11/12/2009	925	909
	Kraft Foods, Inc.	5.625%	8/11/2010	300	305
	Kroger Co.	6.375%	3/1/2008	155	156
	Kroger Co.	7.450%	3/1/2008	120	121
	Kroger Co.	7.250%	6/1/2009	215	222
3	Martin Marietta	5.510%	4/30/2010	425	423
	Medtronic Inc.	4.375%	9/15/2010	400	392
	Molson Coors Capital Finance	4.850%	9/22/2010	150	149
4	Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	600	606
	PepsiAmericas Inc.	6.375%	5/1/2009	220	226
	PepsiAmericas Inc.	5.625%	5/31/2011	110	111
	Quest Diagnostic, Inc.	5.125%	11/1/2010	200	200
	Reynolds American Inc.	7.625%	6/1/2016	75	80
3,4	SABMiller PLC	5.660%	7/1/2009	325	324
4	SABMiller PLC	6.200%	7/1/2011	625	648
3	Safeway, Inc.	5.550%	3/27/2009	400	399
	Safeway, Inc.	7.500%	9/15/2009	700	729
	Smithfield Foods, Inc.	7.750%	7/1/2017	150	154
	Wyeth	6.950%	3/15/2011	460	485
	Energy (1.8%)
	Anadarko Finance Co.	6.750%	5/1/2011	140	146
3	Anadarko Petroleum Corp.	6.094%	9/15/2009	1,890	1,879
	Chesapeake Energy Corp.	7.625%	7/15/2013	75	78
	Conoco Funding Co.	6.350%	10/15/2011	685	715
	Devon Financing Corp.	6.875%	9/30/2011	890	939
	Kerr McGee Corp.	6.875%	9/15/2011	350	366
2,4	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	150	151
2,4	PF Export Receivables Master Trust	3.748%	6/1/2013	205	196
2,4	PF Export Receivables Master Trust	6.436%	6/1/2015	356	363
	Phillips Petroleum Co.	8.750%	5/25/2010	500	547
	Phillips Petroleum Co.	9.375%	2/15/2011	350	395
	Shell International Finance	5.625%	6/27/2011	1,144	1,178
4	Trans Capital Investment	5.670%	3/5/2014	575	561
	Valero Energy Corp.	3.500%	4/1/2009	275	267
	XTO Energy, Inc.	5.900%	8/1/2012	250	255
	Technology (1.5%)
3	Cisco Systems Inc.	5.575%	2/20/2009	300	299
	Hewlett-Packard Co.	3.625%	3/15/2008	250	248
3	Hewlett-Packard Co.	5.754%	6/15/2010	525	522
	International Business Machines Corp.	4.250%	9/15/2009	1,175	1,165
	International Business Machines Corp.	4.950%	3/22/2011	1,700	1,703
	Intuit Inc.	5.400%	3/15/2012	200	198
3	Oracle Corp.	5.635%	5/14/2010	2,100	2,093
	Pitney Bowes Credit Corp.	5.750%	8/15/2008	285	287
	Transportation (1.8%)
2	American Airlines, Inc.	3.857%	7/9/2010	192	185
	Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	300	306
	Canadian National Railway Co.	6.375%	10/15/2011	170	177
2	Continental Airlines, Inc.	9.798%	4/1/2021	186	199
	CSX Corp.	4.875%	11/1/2009	125	124
	CSX Corp.	6.750%	3/15/2011	400	416
4	ERAC USA Finance Co.	7.350%	6/15/2008	245	248
3,4	ERAC USA Finance Co.	5.610%	4/30/2009	200	200
3,4	ERAC USA Finance Co.	5.755%	8/28/2009	500	499
4	ERAC USA Finance Co.	7.950%	12/15/2009	235	248
4	ERAC USA Finance Co.	8.000%	1/15/2011	200	216
	FedEx Corp.	3.500%	4/1/2009	900	879
	FedEx Corp.	5.500%	8/15/2009	400	404
	Greenbrier Co. Inc.	8.375%	5/15/2015	125	125
2,3	JetBlue Airways Corp.	6.069%	12/15/2013	432	429
3	JetBlue Airways Corp.	6.114%	3/15/2014	625	612
3	JetBlue Airways Corp.	6.008%	11/15/2016	440	434
	Norfolk Southern Corp.	8.625%	5/15/2010	230	249
	Norfolk Southern Corp.	6.750%	2/15/2011	370	388
	Norfolk Southern Corp.	5.257%	9/17/2014	135	130
	TFM SA de CV	9.375%	5/1/2012	170	179
	Union Pacific Corp.	5.750%	10/15/2007	700	700
	Union Pacific Corp.	7.250%	11/1/2008	250	256
	Union Pacific Corp.	3.875%	2/15/2009	100	98
	Union Pacific Corp.	5.450%	1/31/2013	100	99
	Other (0.1%)
	Briggs & Stratton Corp.	8.875%	3/15/2011	430	452
2,4	Parker Retirement Savings Plan Trust	6.340%	7/15/2008	39	40
	Steelcase Inc.	6.500%	8/15/2011	150	154

					92,705

	Utilities (4.7%)
	Electric (3.6%)
4	AES Panama SA	6.350%	12/21/2016	200	197
3	Alabama Power Co.	5.695%	8/25/2009	590	590
	Appalachian Power Co.	5.650%	8/15/2012	380	384
	Avista Corp.	9.750%	6/1/2008	425	437
	Carolina Power & Light Co.	6.650%	4/1/2008	600	603
	Consolidated Edison Co. of New York	8.125%	5/1/2010	130	140
	Consumers Energy Co.	4.000%	5/15/2010	500	488
2	Dominion Resources, Inc.	6.300%	9/30/1966	940	934
	Entergy Gulf States, Inc.	3.600%	6/1/2008	1,310	1,290
	FirstEnergy Corp.	6.450%	11/15/2011	230	239
	Florida Power Corp.	4.500%	6/1/2010	330	327
	FPL Group Capital, Inc.	5.625%	9/1/2011	810	819
2	FPL Group Capital, Inc.	6.350%	10/1/2066	205	195
2,4	GWF Energy LLC	6.131%	12/30/2011	213	218
	MidAmerican Energy Co.	5.650%	7/15/2012	750	766
	Northeast Utilities	3.300%	6/1/2008	135	133
	Northeast Utilities	7.250%	4/1/2012	345	367
	Northern States Power Co.	4.750%	8/1/2010	300	297
	Nstar	8.000%	2/15/2010	200	213
	Ohio Power Co.	5.300%	11/1/2010	370	370
5	Pacific Gas & Electric Co.	3.600%	3/1/2009	1,000	979
3	Pepco Holdings, Inc.	6.246%	6/1/2010	250	249
	PPL Capital Funding, Inc.	4.330%	3/1/2009	800	791
2	PPL Capital Funding, Inc.	6.700%	3/30/2067	450	434
	PPL Electric Utilities Corp.	6.250%	8/15/2009	430	441
	Public Service Co. of Colorado	4.375%	10/1/2008	330	327
	Public Service Co. of Colorado	6.875%	7/15/2009	512	530
	Public Service Co. of New Mexico	4.400%	9/15/2008	150	148
	Public Service Electric & Gas	4.000%	11/1/2008	850	842
	Puget Sound Energy Inc.	3.363%	6/1/2008	390	384
3	Southern California Edison Co.	5.459%	2/2/2009	150	150
	Southern California Edison Co.	7.625%	1/15/2010	50	53
4	SP PowerAssets Ltd.	3.800%	10/22/2008	500	493
	Tampa Electric Co.	6.875%	6/15/2012	100	106
	Tampa Electric Co.	6.375%	8/15/2012	167	173
	Texas - New Mexico Power Co.	6.125%	6/1/2008	187	188
3,4	TXU Electric Delivery	6.069%	9/16/2008	550	551
	Natural Gas (1.1%)
	AGL Capital Corp.	7.125%	1/14/2011	100	106
	CenterPoint Energy	6.500%	2/1/2008	490	490
2	Enbridge Energy Partners	8.050%	10/1/2037	105	105
	Enterprise Products Operating LP	4.000%	10/15/2007	115	115
2	Enterprise Products Operating LP	8.375%	8/1/2066	450	463
4	Gaz Capital SA	6.212%	11/22/2016	300	296
4	Gulf South Pipeline Co.	5.750%	8/15/2012	520	525
	ONEOK Partners, LP	5.900%	4/1/2012	200	203
	Plains All American Pipeline LP	4.750%	8/15/2009	550	546
3,4	Rockies Express Pipeline LLC	6.447%	8/20/2009	1,600	1,601
2	Southern Union Co.	7.200%	11/1/2066	400	402
2	Trans-Canada Pipelines	6.350%	5/15/2067	175	167

					20,865

	Total Corporate Bonds
	(Cost $370,008)				368,862

	Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)

	China Development Bank	8.250%	5/15/2009	400	423
4	Export-Import Bank of Korea	4.125%	2/10/2009	450	448
	Korea Development Bank	4.750%	7/20/2009	1,175	1,174
	Petrobras International Finance	9.125%	7/2/2013	125	146
2,4	Petroleum Export/Cayman	4.623%	6/15/2010	428	427
2,4	Petroleum Export/Cayman	5.265%	6/15/2011	423	424
4	Petronas Capital Ltd.	7.000%	5/22/2012	100	107
2,4	Qatar Petroleum	5.579%	5/30/2011	444	450
2,4	Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	326	319
2,4	Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	300	282
4	Republic of Trinidad & Tobago	9.875%	10/1/2009	420	460
4	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	350	347

	Total Sovereign Bonds
	(Cost $5,013)				5,007

	Tax-Exempt Municipal Bonds (0.3%)

	Minnesota GO	5.000%	8/1/2011	620	653
	Minnesota GO	5.000%	8/1/2012	655	697

	Total Tax-Exempt Municipal Bonds
	(Cost $1,338)				1,350

	Taxable Municipal Bond (0.3%)

3	Florida Hurricane Catastrophe Fund Finance Corp. Rev.
	(Cost $1,090)	5.746%	10/15/2012	1,090	1,090

				Shares

	Preferred Stock (0.8%)

	Federal National Mortgage Assn.			43,200	1,089
	Goldman Sachs Group, Inc.	6.027%		46,000	1,085
	Bank of America Corp.	5.710%		16,750	388
	Santander Financial	6.800%		9,200	218
	SunTrust Banks, Inc.	5.885%		8,500	210
	Zions Bancorp.	5.875%		6,675	163
	Aspen Insurance Holdings	7.401%		5,950	142
	Merrill Lynch & Co., Inc.	5.860%		3,400	77

	Total Preferred Stock
	(Cost $3,521)				3,372

	Temporary Cash Investment (3.0%)

6	Vanguard Market Liquidity Fund
	(Cost $13,159)	5.153%		13,159,219	13,159

	Total Investments (101.9%)
	(Cost $450,637)				449,680

	Other Assets and Liabilities—Net (-1.9%)				(8,153)

	Net Assets (100%)
					441,527

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $66,630,000, representing 15.1% of net assets.
5	Securities with a value of $979,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $450,637,000. Net unrealized depreciation of investment securities for tax purposes was $957,000, consisting of unrealized gains of $1,644,000 on securities that had risen in value since their purchase and $2,601000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	377	78,057	407
10-Year U.S. Treasury Note	(36)	3,934	(8)
5-Year U.S. Treasury Note	15	1,605	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The portolio has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the portfolio receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2007, the portfolio had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer (1)	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Goldman Sachs Group, Inc.	11/20/2007	DBS	250	0.060%	-
UPS	3/20/2008	WB	2,040	0.070%	(1)
Lehman Brothers Holdings Inc.	6/20/2008	DBS	800	0.180%	(4)
Procter & Gamble	9/20/2008	DBS	2,500	0.120%	-
Burlington Northern Santa Fe Corp.	6/20/2012	DBS	400	0.400%	3
Johnson & Johnson	9/20/2012	UBS	160	0.080%	-
Johnson & Johnson	9/20/2012	GSI	410	0.070%	-

					(2)

Interest Rate Swaps
Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

11/1/2007	ABN	760	3.163%	(5.356%)(2)	(1)
12/28/2007	LEH	300	4.897%	(5.360%)(2)	-
1/15/2008	LEH	1,300	3.345%	(5.360%)(2)	(7)
9/19/2008	LEH	2,700	4.743%	(5.598%)(2)	(7)
3/1/2009	WB	3,600	4.858%	(5.580%)(2)	-
3/10/2009	LEH	800	5.628%	(5.724%)(2)	8
4/17/2009	LEH	2,500	5.637%	(5.360%)(2)	32
5/18/2009	LEH	1,000	5.601%	(5.510%)(2)	13
6/2/2009	DBS	1,350	3.765%	(5.621%)(2)	(22)
6/9/2009	LEH	1,735	5.636%	(5.724%)(2)	23
8/11/2009	BS	900	5.062%	(5.500%)(2)	6
8/21/2009	LEH	2,010	5.274%	(5.500%)(2)	20
8/21/2009	LEH	2,840	5.079%	(5.500%)(2)	19
9/17/2009	BS	1,593	5.183%	(5.753%)(3)	15
10/2/2009	LEH	1,075	5.073%	(5.360%)(2)	8
10/13/2009	LEH	1,400	5.052%	(5.360%)(2)	11
10/26/2009	LEH	1,380	5.170%	(5.360%)(2)	14
11/16/2009	BS	225	5.413%	(5.753%)(3)	3
11/16/2009	LEH	880	4.641%	(5.733%)(2)	(1)
11/20/2009	LEH	2,700	4.979%	(5.510%)(2)	16
12/9/2009	LEH	400	5.414%	(5.724%)(2)	6
12/14/2009	LEH	1,500	5.414%	(5.703%)(2)	22
12/17/2009	LEH	500	5.413%	(5.694%)(2)	7
12/18/2009	LEH	1,400	5.063%	(5.646%)(2)	10
12/23/2009	LEH	250	5.045%	(5.210%)(2)	2
2/15/2010	WB	4,000	5.468%	(5.753%)(3)	69
5/1/2010	LEH	325	5.250%	(5.356%)(2)	4
5/10/2010	LEH	1,600	5.239%	(5.380%)(2)	21
5/15/2010	LEH	1,580	5.243%	(5.753%)(3)	21
5/15/2010	LEH	4,120	4.828%	(5.620%)(2)	12
5/16/2010	LEH	1,050	5.250%	(5.530%)(2)	14
5/18/2010	BS	1,100	5.154%	(5.510%)(2)	12
5/26/2010	LEH	2,875	5.248%	(5.505%)(2)	39
6/28/2010	LEH	1,375	5.413%	(5.360%)(2)	25
7/17/2010	BS	900	5.195%	(5.753%)(3)	11
7/21/2010	LEH	4,535	5.038%	(5.360%)(2)	41
8/15/2010	LEH	600	5.418%	(5.558%)(2)	11
11/15/2010	LEH	1,800	5.423%	(5.753%)(3)	36

					513

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(3)	Unrealized Appreciation (Depreciation) ($000)

Mortgage-Backed Securities Index
12/31/2007	UBS	3,320	5.038%	62
2/29/2008	UBS	5,250	5.058%	35

				97

1	ABN-ABN Amro. BS-Bear Stearns Bank PLC. DBS-Deutsche Bank Securities. GSI-Goldman Sachs International. LEH-Lehman Brothers Special Financing Inc. UBS-UBS AG WB-Wachovia Bank.
(2)	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
(3)	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Variable Insurance Fund-High Yield Bond Portfolio
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (5.1%)

U.S. Treasury Note	5.625%	5/15/2008	2,555	2,577
U.S. Treasury Note	5.500%	5/15/2009	2,525	2,585
U.S. Treasury Note	5.750%	8/15/2010	2,575	2,694
U.S. Treasury Note	4.875%	7/31/2011	2,600	2,668
U.S. Treasury Note	4.000%	11/15/2012	2,750	2,726

Total U.S. Government Securities
(Cost $13,210)				13,250

Corporate Bonds (89.9%)

Finance (4.4%)
Banking (0.2%)
Chevy Chase Savings Bank	6.875%	12/1/2013	645	637
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	650	647
E*Trade Financial Corp.	7.375%	9/15/2013	325	306
Finance Companies (2.6%)
General Motors Acceptance Corp. LLC	6.875%	8/28/2012	1,050	983
General Motors Acceptance Corp. LLC	6.750%	12/1/2014	700	641
General Motors Acceptance Corp. LLC	8.000%	11/1/2031	5,280	5,181
Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	805	825
UnumProvident Corp.	6.750%	12/15/2028	585	566
UnumProvident Corp.	7.375%	6/15/2032	175	181
Real Estate Investment Trust (0.6%)
1 Rouse Co.	6.750%	5/1/2013	1,510	1,477

				11,444

Industrial (75.0%)
Basic Industry (7.3%)
Arch Western Finance	6.750%	7/1/2013	1,840	1,817
Bowater Canada Finance	7.950%	11/15/2011	1,200	984
Cascades Inc.	7.250%	2/15/2013	645	632
Equistar Chemicals LP	10.125%	9/1/2008	98	102
Equistar Chemicals LP	10.625%	5/1/2011	346	362
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	1,080	1,164
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	2,570	2,808
^ Georgia Gulf Corp.	9.500%	10/15/2014	1,280	1,174
Georgia-Pacific Corp.	8.125%	5/15/2011	945	957
1 Georgia-Pacific Corp.	7.125%	1/15/2017	2,140	2,076
Georgia-Pacific Corp.	8.000%	1/15/2024	550	539
IMC Global, Inc.	7.300%	1/15/2028	640	611
International Steel Group, Inc.	6.500%	4/15/2014	1,175	1,172
Lyondell Chemical Co.	8.000%	9/15/2014	605	664
Methanex Corp.	8.750%	8/15/2012	725	769
1 Mosaic Co.	7.375%	12/1/2014	150	158
1 Mosaic Co.	7.625%	12/1/2016	125	133
Neenah Paper Inc.	7.375%	11/15/2014	810	765
Novelis Inc.	7.250%	2/15/2015	2,135	2,071
Capital Goods (5.8%)
Alliant Techsystems Inc.	6.750%	4/1/2016	715	709
Allied Waste North America Inc.	5.750%	2/15/2011	195	192
Allied Waste North America Inc.	6.375%	4/15/2011	300	301
Allied Waste North America Inc.	7.250%	3/15/2015	170	174
Allied Waste North America Inc.	7.125%	5/15/2016	85	86
Allied Waste North America Inc.	6.875%	6/1/2017	1,835	1,844
1 Ashtead Capital Inc.	9.000%	8/15/2016	913	902
1 Ashtead Holding PLC	8.625%	8/1/2015	585	556
Ball Corp.	6.625%	3/15/2018	520	513
Case New Holland Inc.	7.125%	3/1/2014	1,255	1,293
Crown Americas Inc.	7.625%	11/15/2013	615	630
Crown Americas Inc.	7.750%	11/15/2015	615	632
L-3 Communications Corp.	7.625%	6/15/2012	950	971
L-3 Communications Corp.	6.375%	10/15/2015	450	443
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	475	482
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	720	753
Sequa Corp.	9.000%	8/1/2009	1,355	1,409
Texas Industries Inc.	7.250%	7/15/2013	530	527
United Rentals NA Inc.	6.500%	2/15/2012	1,800	1,827
United Rentals NA Inc.	7.750%	11/15/2013	750	769
Communication (19.3%)
Canwest Media Inc.	8.000%	9/15/2012	1,675	1,650
1 CanWest MediaWorks LP	9.250%	8/1/2015	1,065	1,076
1 Charter Communications OPT LLC	8.000%	4/30/2012	1,790	1,781
1 Charter Communications OPT LLC	8.375%	4/30/2014	3,105	3,121
Citizens Communications	9.250%	5/15/2011	1,680	1,831
Citizens Communications	6.625%	3/15/2015	650	642
Citizens Communications	9.000%	8/15/2031	345	352
CSC Holdings, Inc.	8.125%	7/15/2009	25	25
CSC Holdings, Inc.	8.125%	8/15/2009	645	655
CSC Holdings, Inc.	7.625%	4/1/2011	310	312
CSC Holdings, Inc.	6.750%	4/15/2012	740	714
CSC Holdings, Inc.	7.875%	2/15/2018	1,190	1,157
CSC Holdings, Inc.	7.625%	7/15/2018	2,485	2,373
Dex Media, Inc.	8.000%	11/15/2013	450	456
Dobson Cellular Systems	8.375%	11/1/2011	800	846
Dobson Cellular Systems	9.875%	11/1/2012	490	530
GCI Inc.	7.250%	2/15/2014	1,410	1,308
Idearc Inc.	8.000%	11/15/2016	4,525	4,536
Intelsat Bermuda Ltd.	7.625%	4/15/2012	1,375	1,179
Intelsat Bermuda Ltd.	6.500%	11/1/2013	1,670	1,269
Intelsat Bermuda Ltd.	9.250%	6/15/2016	670	693
Intelsat Holding Ltd.	8.250%	1/15/2013	200	203
Intelsat Holding Ltd.	8.625%	1/15/2015	2,060	2,101
Liberty Media Corp.	5.700%	5/15/2013	1,095	1,023
Liberty Media Corp.	8.500%	7/15/2029	270	272
Liberty Media Corp.	8.250%	2/1/2030	1,230	1,206
Mediacom Broadband LLC	8.500%	10/15/2015	1,325	1,325
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	775	783
Medianews Group Inc.	6.875%	10/1/2013	1,375	1,021
PanAmSat Corp.	9.000%	8/15/2014	1,168	1,199
1 Quebecor Media Inc.	7.750%	3/15/2016	1,045	998
Quebecor Media Inc.	7.750%	3/15/2016	1,235	1,179
Qwest Communications International Inc.	8.875%	3/15/2012	2,350	2,567
Qwest Communications International Inc.	7.500%	10/1/2014	440	458
R.H. Donnelley Corp.	6.875%	1/15/2013	230	217
R.H. Donnelley Corp.	6.875%	1/15/2013	910	858
R.H. Donnelley Corp.	8.875%	1/15/2016	2,910	2,965
US West Communications Group	6.875%	9/15/2033	2,260	2,102
Windstream Corp.	8.125%	8/1/2013	285	301
Windstream Corp.	8.625%	8/1/2016	1,750	1,886
Windstream Corp.	7.000%	3/15/2019	840	821
Consumer Cyclical (16.5%)
AMC Entertainment Inc.	8.000%	3/1/2014	600	570
Corrections Corp. of America	6.250%	3/15/2013	345	340
Corrections Corp. of America	6.750%	1/31/2014	265	263
Ford Motor Co.	7.450%	7/16/2031	1,725	1,371
2 Ford Motor Credit Co.	9.810%	4/15/2012	1,115	1,151
Ford Motor Credit Co.	7.000%	10/1/2013	3,895	3,544
2 Ford Motor Credit Co.	8.700%	12/15/2013	4,503	4,356
Ford Motor Credit Co.	8.000%	12/15/2016	2,450	2,297
General Motors Corp.	8.250%	7/15/2023	1,335	1,175
^ General Motors Corp.	8.375%	7/15/2033	3,900	3,452
Harrah's Operating Co., Inc.	5.625%	6/1/2015	990	787
Harrah's Operating Co., Inc.	6.500%	6/1/2016	1,790	1,459
Harrah's Operating Co., Inc.	5.750%	10/1/2017	3,110	2,371
Host Hotels & Resorts LP	6.875%	11/1/2014	865	863
Host Marriott LP	7.125%	11/1/2013	1,740	1,749
Isle of Capri Casinos	7.000%	3/1/2014	505	455
KB Home	8.625%	12/15/2008	585	579
Mandalay Resort Group	9.375%	2/15/2010	1,105	1,160
Marquee Inc.	8.625%	8/15/2012	695	716
MGM Mirage, Inc.	8.500%	9/15/2010	1,670	1,741
MGM Mirage, Inc.	8.375%	2/1/2011	355	372
MGM Mirage, Inc.	6.750%	9/1/2012	545	536
MGM Mirage, Inc.	6.625%	7/15/2015	260	247
Park Place Entertainment Corp.	8.125%	5/15/2011	50	51
Seneca Gaming Corp.	7.250%	5/1/2012	815	821
Service Corp. International	7.375%	10/1/2014	295	303
Service Corp. International	6.750%	4/1/2016	110	107
Service Corp. International	7.000%	6/15/2017	1,175	1,154
Service Corp. International	7.625%	10/1/2018	940	975
Station Casinos	6.000%	4/1/2012	170	162
Station Casinos	6.500%	2/1/2014	785	697
Station Casinos	6.875%	3/1/2016	560	491
Station Casinos	6.625%	3/15/2018	470	395
Tenneco Automotive Inc.	10.250%	7/15/2013	565	607
1 TRW Automotive Inc.	7.000%	3/15/2014	2,635	2,569
1 TRW Automotive Inc.	7.250%	3/15/2017	1,365	1,327
WMG Acquisition Corp.	7.375%	4/15/2014	700	606
Wynn Las Vegas LLC	6.625%	12/1/2014	1,110	1,091
Consumer Noncyclical (10.3%)
Aramark Corp.	8.500%	2/1/2015	1,280	1,310
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	198
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	290	276
1 Community Health Systems	8.875%	7/15/2015	1,760	1,817
Constellation Brands Inc.	7.250%	9/1/2016	1,780	1,809
1 Constellation Brands Inc.	7.250%	5/15/2017	680	688
Delhaize America Inc.	9.000%	4/15/2031	360	431
Elan Financial PLC	7.750%	11/15/2011	1,865	1,835
2 Elan Financial PLC	9.557%	11/15/2011	840	834
Elan Financial PLC	8.875%	12/1/2013	1,015	1,014
Fisher Scientific International Inc.	6.750%	8/15/2014	385	388
Fisher Scientific International Inc.	6.125%	7/1/2015	750	726
HCA Inc.	5.750%	3/15/2014	260	219
HCA Inc.	6.375%	1/15/2015	2,690	2,303
HCA Inc.	6.500%	2/15/2016	1,390	1,185
1 HCA Inc.	9.250%	11/15/2016	1,010	1,076
HCA Inc.	7.690%	6/15/2025	130	106
HCA Inc.	7.500%	11/6/2033	275	228
Mylan Laboratories Inc.	5.750%	8/15/2010	145	149
Mylan Laboratories Inc.	6.375%	8/15/2015	740	789
Omnicare, Inc.	6.125%	6/1/2013	70	65
Omnicare, Inc.	6.750%	12/15/2013	390	369
Omnicare, Inc.	6.875%	12/15/2015	585	551
Reynolds American Inc.	6.500%	7/15/2010	85	88
Reynolds American Inc.	7.250%	6/1/2013	1,190	1,257
Reynolds American Inc.	7.300%	7/15/2015	1,040	1,091
Smithfield Foods, Inc.	7.750%	7/1/2017	1,355	1,392
Tenet Healthcare Corp.	6.500%	6/1/2012	375	320
Tenet Healthcare Corp.	7.375%	2/1/2013	380	322
Tenet Healthcare Corp.	9.875%	7/1/2014	2,285	2,096
Tenet Healthcare Corp.	9.250%	2/1/2015	315	279
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	710	708
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	470	479
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	405	399
Energy (9.8%)
Chesapeake Energy Corp.	7.750%	1/15/2015	105	108
Chesapeake Energy Corp.	6.625%	1/15/2016	1,020	1,014
Chesapeake Energy Corp.	6.875%	1/15/2016	845	847
Chesapeake Energy Corp.	6.500%	8/15/2017	1,780	1,738
Chesapeake Energy Corp.	6.250%	1/15/2018	1,645	1,592
Encore Acquisition Co.	6.250%	4/15/2014	150	140
Encore Acquisition Co.	6.000%	7/15/2015	495	448
Exco Resources Inc.	7.250%	1/15/2011	845	843
Forest Oil Corp.	8.000%	12/15/2011	640	662
Forest Oil Corp.	7.750%	5/1/2014	350	357
1 Forest Oil Corp.	7.250%	6/15/2019	1,080	1,091
Hornbeck Offshore Services	6.125%	12/1/2014	845	790
Newfield Exploration Co.	6.625%	4/15/2016	660	648
1 OPTI Canada Inc.	7.875%	12/15/2014	675	675
1 OPTI Canada Inc.	8.250%	12/15/2014	1,865	1,884
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,149
Peabody Energy Corp.	7.375%	11/1/2016	1,655	1,754
Peabody Energy Corp.	7.875%	11/1/2026	1,315	1,392
Petrohawk Energy Corp.	9.125%	7/15/2013	605	640
1 Petroplus Finance Ltd.	6.750%	5/1/2014	1,145	1,105
1 Petroplus Finance Ltd.	7.000%	5/1/2017	1,550	1,496
Pioneer Natural Resources Co.	5.875%	7/15/2016	285	256
Pioneer Natural Resources Co.	6.650%	3/15/2017	1,510	1,409
Pioneer Natural Resources Co.	6.875%	5/1/2018	530	496
Pioneer Natural Resources Co.	7.200%	1/15/2028	345	308
Pride International Inc.	7.375%	7/15/2014	1,450	1,494
Whiting Petroleum Corp.	7.250%	5/1/2012	520	508
Whiting Petroleum Corp.	7.250%	5/1/2013	625	611
Whiting Petroleum Corp.	7.000%	2/1/2014	110	106
Technology (3.1%)
Freescale Semiconductor	8.875%	12/15/2014	2,600	2,512
IKON Office Solutions	7.750%	9/15/2015	885	889
NXP BV	7.875%	10/15/2014	1,915	1,843
Sensata Technologies	8.000%	5/1/2014	1,000	983
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,785	1,865
Transportation (2.7%)
Avis Budget Car Rental	7.625%	5/15/2014	1,600	1,572
2 Avis Budget Car Rental	8.057%	5/15/2014	220	213
Avis Budget Car Rental	7.750%	5/15/2016	1,265	1,243
3 Continental Airlines, Inc.	9.798%	4/1/2021	913	976
Continental Airlines, Inc.	6.903%	4/19/2022	175	166
Hertz Corp.	8.875%	1/1/2014	1,880	1,946
Hertz Corp.	10.500%	1/1/2016	890	965
Other (0.2%)
UCAR Finance, Inc.	10.250%	2/15/2012	432	450

				194,853

Utilities (10.5%)
Electric (8.7%)
1 AES Corp.	8.750%	5/15/2013	865	906
1 AES Corp.	9.000%	5/15/2015	1,090	1,150
Aquila Inc.	9.950%	2/1/2011	1,015	1,091
Aquila Inc.	14.875%	7/1/2012	270	340
Dynegy Inc.	8.375%	5/1/2016	2,085	2,106
1 Dynegy Inc.	7.750%	6/1/2019	900	866
Edison Mission Energy	7.500%	6/15/2013	170	175
Mirant North America LLC	7.375%	12/31/2013	1,640	1,673
Nevada Power Co.	5.875%	1/15/2015	520	508
Nevada Power Co.	6.650%	4/1/2036	290	285
NRG Energy Inc.	7.250%	2/1/2014	825	829
NRG Energy Inc.	7.375%	2/1/2016	2,665	2,675
NRG Energy Inc.	7.375%	1/15/2017	1,875	1,882
Reliant Energy, Inc.	6.750%	12/15/2014	2,372	2,408
Reliant Energy, Inc.	7.875%	6/15/2017	520	528
TECO Energy, Inc.	7.200%	5/1/2011	820	853
TECO Energy, Inc.	6.750%	5/1/2015	55	56
TXU Corp.	5.550%	11/15/2014	1,355	1,098
TXU Corp.	6.500%	11/15/2024	2,170	1,725
TXU Corp.	6.550%	11/15/2034	1,860	1,460
Natural Gas (1.8%)
Suburban Propane Partners	6.875%	12/15/2013	650	629
Williams Cos., Inc.	7.125%	9/1/2011	465	482
Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,365
Williams Cos., Inc.	7.500%	1/15/2031	1,215	1,264
Williams Partners LP	7.500%	6/15/2011	450	469
Williams Partners LP	7.250%	2/1/2017	375	384

				27,207

Total Corporate Bonds
(Cost $236,926)				233,504

Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)

Republic of Argentina	7.000%	9/12/2013	3,195	2,779
Republic of Argentina	7.000%	4/17/2017	1,950	1,572

Total Sovereign Bonds
(Cost $4,816)				4,351

Temporary Cash Investments (4.5%)

Repurchase Agreement (2.5%)
Banc of America Securities, LLC
(Dated 9/28/2007, Repurchase Value $6,603,000, collateralized
by Federal National Mortgage Assn. 5.000%, 4/1/2035)	5.100%	10/1/2007	6,600	6,600
			Shares
Money Market Fund (2.0%)
4 Vanguard Market Liquidity Fund	5.153%		5,113,200	5,113

Total Temporary Cash Investments
(Cost $11,713)				11,713

Total Investments (101.2%)
(Cost $266,665)				262,818

Other Assets and Liabilities—Net (-1.2%)				(3,105)

Net Assets (100%)				259,713

^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $28,928,000, representing 11.1% of net assets.
2	Adjustable-rate note.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $266,665,000. Net unrealized depreciation of investment securities for tax purposes was $3,847,000, consisting of unrealized gains of $2,871,000 on securities that had risen in value since their purchase and $6,718,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	15,989,762	488,807
Vanguard Extended Market Index Fund Investor Shares	2,749,072	115,681
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.153%	659,818	660

Total Investment Companies
(Cost $535,781)		605,148

Other Assets and Liabilities — Net (-0.1%)		(697)

Net Assets (100%)		604,451

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At September 30, 2007, the cost of investment securities for tax purposes was $535,781,000. Net unrealized appreciation of investment securities for tax purposes was $69,367,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Variable Insurance Fund - Balanced Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (65.6%)

Consumer Discretionary (4.5%)
* Comcast Corp. Class A	537,075	12,986
McDonald's Corp.	188,400	10,262
Time Warner, Inc.	436,400	8,012
Honda Motor Co., Ltd ADR	187,000	6,238
The Walt Disney Co.	165,900	5,705
Staples, Inc.	248,700	5,345
* Viacom Inc. Class B	135,400	5,277
NIKE, Inc. Class B	84,800	4,974
CBS Corp.	150,900	4,753
Home Depot, Inc.	105,000	3,406
Yum! Brands, Inc.	80,100	2,710

		69,668

Consumer Staples (7.3%)
The Procter & Gamble Co.	276,167	19,426
Wal-Mart Stores, Inc.	356,500	15,561
PepsiCo, Inc.	179,500	13,150
Altria Group, Inc.	187,100	13,009
Nestle SA ADR	101,800	11,394
The Coca-Cola Co.	143,500	8,247
Sysco Corp.	220,500	7,848
Colgate-Palmolive Co.	102,500	7,310
Kimberly-Clark Corp.	100,700	7,075
SABMiller PLC	235,040	6,682
British American Tobacco PLC	57,460	2,056
SABMiller PLC ADR	36,600	1,038

		112,796

Energy (10.7%)
Chevron Corp.	294,600	27,569
ExxonMobil Corp.	282,400	26,139
Total SA ADR	301,812	24,456
ConocoPhillips Co.	209,370	18,376
EnCana Corp.	217,872	13,475
Royal Dutch Shell PLC ADR Class A	157,000	12,902
Schlumberger Ltd.	99,500	10,447
XTO Energy, Inc.	145,500	8,998
Eni SpA ADR	105,100	7,752
Anadarko Petroleum Corp.	130,200	6,998
Petroleo Brasileiro SA ADR	68,200	5,149
Sasol Ltd. Sponsored ADR	88,700	3,813

		166,074

Financials (11.0%)
Bank of America Corp.	543,735	27,334
Citigroup, Inc.	467,233	21,806
State Street Corp.	186,500	12,712
UBS AG (New York Shares)	230,200	12,258
American International Group, Inc.	173,700	11,751
ACE Ltd.	179,500	10,872
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	52,712	10,119
ING Groep NV - Sponsored ADR	199,100	8,822
The Hartford Financial Services Group Inc.	87,000	8,052
Merrill Lynch & Co., Inc.	98,200	7,000
Prudential Financial, Inc.	71,400	6,967
MBIA, Inc.	109,050	6,657
Freddie Mac	102,700	6,060
Wachovia Corp.	104,400	5,236
PNC Financial Services Group	66,000	4,495
Westpac Banking Corp. Ltd. ADR	27,800	3,497
JPMorgan Chase & Co.	68,548	3,141
MetLife, Inc.	44,800	3,124
Capital One Financial Corp.	29,400	1,953

		171,856

Health Care (7.1%)
Eli Lilly & Co.	373,700	21,275
Abbott Laboratories	332,900	17,850
Schering-Plough Corp.	504,400	15,954
Medtronic, Inc.	262,100	14,785
Bristol-Myers Squibb Co.	430,400	12,404
Teva Pharmaceutical Industries Ltd. Sponsored ADR	179,000	7,960
Wyeth	161,300	7,186
AstraZeneca Group PLC ADR	139,600	6,990
Sanofi-Aventis ADR	133,523	5,664

		110,068

Industrials (7.8%)
General Electric Co.	749,800	31,042
Deere & Co.	128,700	19,102
Canadian National Railway Co.	223,800	12,757
Waste Management, Inc.	274,800	10,371
Lockheed Martin Corp.	91,500	9,927
United Parcel Service, Inc.	111,100	8,344
Avery Dennison Corp.	103,200	5,884
General Dynamics Corp.	66,600	5,626
Parker Hannifin Corp.	45,600	5,099
3M Co.	45,000	4,211
FedEx Corp.	34,000	3,561
Illinois Tool Works, Inc.	48,700	2,904
Emerson Electric Co.	42,400	2,257
Pitney Bowes, Inc.	14,100	640

		121,725

Information Technology (6.0%)
International Business Machines Corp.	215,300	25,362
Accenture Ltd.	234,000	9,418
Texas Instruments, Inc.	228,100	8,346
Microsoft Corp.	233,600	6,882
Automatic Data Processing, Inc.	145,700	6,692
* ASML Holding NV	183,696	6,061
Hewlett-Packard Co.	95,800	4,770
* Autodesk, Inc.	92,500	4,622
Keyence Corp.	19,400	4,293
Applied Materials, Inc.	205,600	4,256
Canon, Inc.	66,400	3,603
Intel Corp.	106,500	2,754
* ASML Holding NV (New York)	63,700	2,093
* Nortel Networks Corp.	91,700	1,557
Maxim Integrated Products, Inc.	46,800	1,374
QUALCOMM Inc.	29,400	1,242

		93,325

Materials (4.1%)
E.I. du Pont de Nemours & Co.	250,286	12,404
Alcoa Inc.	239,200	9,358
International Paper Co.	243,400	8,731
Cia Vale do Rio Doce ADR	253,640	8,606
Syngenta AG ADR	191,800	8,311
Rohm & Haas Co.	119,300	6,641
Air Products & Chemicals, Inc.	43,100	4,213
Newmont Mining Corp. (Holding Co.)	70,600	3,158
Rio Tinto PLC ADR	7,900	2,713

		64,135

Telecommunication Services (3.4%)
AT&T Inc.	938,322	39,700
Verizon Communications Inc.	253,412	11,221
France Telecom SA	77,591	2,590

		53,511

Utilities (3.7%)
Exelon Corp.	282,800	21,312
FPL Group, Inc.	176,700	10,757
Dominion Resources, Inc.	100,600	8,481
TXU Corp.	82,200	5,628
Veolia Environment ADR	60,800	5,237
PG&E Corp.	54,762	2,618
Progress Energy, Inc.	51,500	2,413
Pinnacle West Capital Corp.	28,150	1,112

		57,558

Total Common Stocks
(Cost $688,220)		1,020,716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (2.5%)

Agency Bonds and Notes (0.1%)
Private Export Funding Corp.	3.375%	2/15/2009	1,700	1,674

Mortgage-Backed Securities (2.4%)
Conventional Mortgage-Backed Securities (2.3%)
1,2 Federal National Mortgage Assn.	6.000%	4/1/2021-8/1/2021	2,323	2,355
2 Government National Mortgage Assn.	5.500%	2/15/2033-8/15/2036	22,810	22,526
2 Government National Mortgage Assn.	6.000%	7/15/2026-4/15/2036	10,103	10,181
2 Government National Mortgage Assn.	6.500%	5/15/2028-7/15/2031	308	319
2 Government National Mortgage Assn.	7.000%	11/15/2031-11/15/2033	587	610
2 Government National Mortgage Assn.	8.000%	9/15/2030	102	107
Nonconventional Mortgage-Backed Securities (0.1%)
1,2 Federal National Mortgage Assn.	6.012%	5/1/2011	1,304	1,335

				37,433

Total U.S. and Agency Obligations
(Cost $39,139)				39,107

Corporate Bonds (25.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (4.3%)
2 Adjustable Rate Mortgage Trust	5.690%	3/25/2036	501	506
2 Advanta Business Card Master Trust	4.750%	1/20/2011	530	529
2,3 Aesop Funding II LLC	3.950%	4/20/2009	1,600	1,591
2 Asset Securitization Corp.	6.750%	2/14/2043	765	767
2 Banc of America Commercial Mortgage, Inc.	5.929%	5/10/2045	1,000	1,023
2 Banc of America Commercial Mortgage, Inc.	5.451%	1/15/2049	2,000	1,983
2 Bank One Issuance Trust	3.860%	6/15/2011	1,000	988
2 Bank One Issuance Trust	3.450%	10/17/2011	1,000	981
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.631%	4/12/2038	955	950
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	1,000	974
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/2041	2,000	2,005
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/2041	1,910	1,885
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/2041	1,995	1,933
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/2042	765	733
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	740	716
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.331%	2/11/2044	1,625	1,598
2 CarMax Auto Owner Trust	4.910%	1/18/2011	860	857
2 Chase Issuance Trust	4.650%	12/17/2012	1,000	993
2 Citigroup/Deutsche Bank Commercial Mortgage	5.399%	7/15/2044	2,000	1,989
2 Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	750	736
2 Commercial Mortgage Pass-Through Certificates	5.961%	6/10/2046	2,100	2,151
2 Countrywide Home Loans	6.000%	5/25/2037	595	578
2 Credit Suisse Mortgage Capital Certificates	5.609%	2/15/2039	2,000	1,985
2 Credit Suisse Mortgage Capital Certificates	5.467%	9/15/2039	1,190	1,186
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	460	459
2 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/2036	1,000	976
2 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	1,000	993
2 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	240	238
2 Greenwich Capital Commercial Funding Corp.	5.444%	3/10/2039	2,805	2,782
2 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	1,950	1,859
2 GS Mortgage Securities Corp. II	5.396%	8/10/2038	1,000	994
2 GSR Mortgage Loan Trust	5.797%	5/25/2047	1,431	1,432
2 Honda Auto Receivables Owner Trust	3.820%	5/21/2010	867	859
2 Household Automotive Trust	5.280%	9/17/2011	2,000	2,005
2 JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/2037	960	933
2 JPMorgan Chase Commercial Mortgage Securities	5.440%	6/12/2047	2,000	1,982
2 LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	1,300	1,268
2 LB-UBS Commercial Mortgage Trust	5.347%	11/15/2038	2,000	1,978
2,3 Marriott Vacation Club Owner Trust	5.362%	10/20/2028	489	485
2 Morgan Stanley Capital I	4.780%	12/13/2041	1,725	1,669
2 Morgan Stanley Capital I	5.230%	9/15/2042	510	505
2 Morgan Stanley Capital I	4.700%	7/15/2056	1,530	1,474
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,000	979
2 Morgan Stanley Dean Witter Capital I	5.514%	11/12/2049	2,000	1,994
2 Morgan Stanley Dean Witter Capital II	5.447%	2/12/2044	2,000	1,983
2 Morgan Stanley Mortgage Loan Trust	6.000%	8/25/2037	517	509
2 Nissan Auto Lease Trust	5.110%	3/15/2010	1,000	1,000
2 PSE&G Transition Funding LLC	6.450%	3/15/2013	238	249
2 Sequoia Mortgage Trust	5.824%	2/20/2047	2,224	2,224
2 USAA Auto Owner Trust	4.130%	11/15/2011	952	943
2 Wachovia Auto Owner Trust	4.930%	11/20/2012	1,000	994
2 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	750	736
2 Wells Fargo Mortgage Backed Securities Trust	6.024%	9/25/2036	1,172	1,180
2 WFS Financial Owner Trust	3.930%	2/17/2012	1,126	1,116
2 World Omni Auto Receivables Trust	3.820%	11/14/2011	370	364

				66,799

Finance (10.1%)
Banking (4.2%)
Bank of America Corp.	4.375%	12/1/2010	1,000	986
Bank of America Corp.	5.300%	3/15/2017	2,000	1,939
Bank of America Corp.	5.625%	3/8/2035	2,845	2,515
Bank of America Corp.	6.000%	10/15/2036	1,000	981
Bank of New York Co., Inc.	5.125%	11/1/2011	1,000	993
Bank of New York Co., Inc.	4.950%	3/15/2015	1,345	1,260
2,3 Barclays Bank PLC	5.926%	12/15/2049	2,000	1,911
BB&T Corp.	4.900%	6/30/2017	1,000	933
2,3 BTMU Curacao Holdings NV	4.760%	7/21/2015	1,595	1,595
Citigroup, Inc.	4.625%	8/3/2010	600	596
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,096
Citigroup, Inc.	6.125%	8/25/2036	1,000	998
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,000	2,098
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,963	1,918
Fifth Third Bank	4.200%	2/23/2010	2,000	1,966
3 HBOS Treasury Services PLC	6.000%	11/1/2033	2,395	2,291
HSBC Bank USA	4.625%	4/1/2014	1,290	1,204
HSBC Holdings PLC	6.500%	5/2/2036	1,000	1,012
Huntington National Bank	4.900%	1/15/2014	1,000	952
J.P. Morgan, Inc.	6.250%	1/15/2009	1,500	1,522
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,043
JPMorgan Chase & Co.	5.125%	9/15/2014	1,000	970
Mellon Bank NA	4.750%	12/15/2014	250	235
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	2,000	1,980
National City Bank	4.150%	8/1/2009	1,725	1,694
National City Corp.	3.200%	4/1/2008	275	272
National City Corp.	6.875%	5/15/2019	1,000	1,056
Northern Trust Co.	5.300%	8/29/2011	1,205	1,206
3 Overseas Chinese Banking Corp.	7.750%	9/6/2011	600	648
Paribas NY	6.950%	7/22/2013	2,000	2,209
PNC Bank NA	4.875%	9/21/2017	1,500	1,388
Regions Bank	6.450%	6/26/2037	2,000	2,061
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	300	288
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	2,440	2,315
3 Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	900	902
State Street Corp.	5.375%	4/30/2017	2,775	2,707
SunTrust Banks, Inc.	4.250%	10/15/2009	320	316
UBS AG	5.875%	7/15/2016	2,000	2,090
UFJ Finance Aruba AEC	6.750%	7/15/2013	2,000	2,060
US Bank NA	4.125%	3/17/2008	2,000	1,991
US Bank NA	6.300%	2/4/2014	1,000	1,038
Wachovia Corp.	7.500%	4/15/2035	1,000	1,111
Washington Mutual Bank	5.125%	1/15/2015	1,000	932
Wells Fargo & Co.	5.125%	9/1/2012	1,000	993
Wells Fargo Bank NA	6.450%	2/1/2011	2,000	2,082
World Savings Bank, FSB	4.125%	12/15/2009	1,805	1,777
Brokerage (1.7%)
Ameriprise Financial Inc.	5.350%	11/15/2010	755	759
Dean Witter, Discover & Co.	6.750%	10/15/2013	1,000	1,047
Goldman Sachs Group, Inc.	5.000%	1/15/2011	500	497
Goldman Sachs Group, Inc.	5.300%	2/14/2012	2,000	1,999
Goldman Sachs Group, Inc.	5.350%	1/15/2016	2,500	2,432
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,000	973
Goldman Sachs Group, Inc.	6.450%	5/1/2036	2,000	1,949
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	1,500	1,524
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,500	1,451
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	2,000	1,922
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,000	1,018
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	2,000	2,003
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	1,000	1,031
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	1,000	986
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	1,000	935
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,000	978
Morgan Stanley Dean Witter	6.600%	4/1/2012	1,000	1,049
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,000	967
Morgan Stanley Dean Witter	6.250%	8/9/2026	3,000	2,963
Finance Companies (1.3%)
American Express Co.	4.750%	6/17/2009	1,000	997
American Express Credit Corp.	3.000%	5/16/2008	1,000	987
3 American Express Travel	5.250%	11/21/2011	1,000	1,005
Capital One Bank	6.500%	6/13/2013	650	663
Capital One Capital IV	6.745%	2/17/2037	1,100	992
Capital One Financial	5.700%	9/15/2011	1,070	1,069
CIT Group, Inc.	3.650%	11/23/2007	1,000	994
CIT Group, Inc.	4.125%	11/3/2009	1,000	957
Countrywide Home Loans	5.625%	7/15/2009	1,000	941
3 FGIC Corp.	6.000%	1/15/2034	365	340
General Electric Capital Corp.	6.125%	2/22/2011	600	618
General Electric Capital Corp.	5.875%	2/15/2012	2,000	2,055
General Electric Capital Corp.	5.450%	1/15/2013	1,000	1,011
General Electric Capital Corp.	6.750%	3/15/2032	1,000	1,108
General Electric Capital Corp.	6.150%	8/7/2037	1,545	1,581
HSBC Finance Corp.	5.700%	6/1/2011	770	777
HSBC Finance Corp.	6.375%	10/15/2011	1,000	1,031
HSBC Finance Corp.	5.500%	1/19/2016	1,000	973
International Lease Finance Corp.	5.400%	2/15/2012	1,000	998
International Lease Finance Corp.	5.300%	5/1/2012	1,000	995
Insurance (2.4%)
Allstate Corp.	5.000%	8/15/2014	1,000	955
Allstate Corp.	6.750%	5/15/2018	1,000	1,065
2 Allstate Corp.	6.125%	5/15/2037	1,000	980
American International Group, Inc.	4.700%	10/1/2010	3,200	3,162
American International Group, Inc.	6.250%	3/15/2037	720	679
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,000	1,939
Chubb Corp.	6.000%	5/11/2037	1,000	961
3 Frank Russell Co.	5.625%	1/15/2009	2,000	2,028
Genworth Financial, Inc.	5.125%	3/15/2011	1,410	1,405
Genworth Financial, Inc.	5.750%	5/15/2013	1,000	1,008
2 Genworth Financial, Inc.	6.150%	11/15/2066	1,000	938
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	2,000	2,136
ING USA Global	4.500%	10/1/2010	1,000	983
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,000	1,026
2,3 Massachusetts Mutual Life	7.625%	11/15/2023	2,000	2,328
3 MetLife Global Funding I	4.500%	5/5/2010	2,000	1,976
3 MetLife Global Funding I	5.125%	11/9/2011	1,000	996
3 New York Life Global Funding	3.875%	1/15/2009	90	89
3 New York Life Insurance	5.875%	5/15/2033	2,100	2,044
3 Pacific Life Global Funding	3.750%	1/15/2009	1,110	1,095
3 PRICOA Global Funding I	3.900%	12/15/2008	1,100	1,086
Principal Life Income Funding	5.125%	3/1/2011	1,720	1,721
Protective Life Secured Trust	3.700%	11/24/2008	1,000	985
Protective Life Secured Trust	4.850%	8/16/2010	765	756
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,191
XL Capital Ltd.	6.500%	1/15/2012	2,000	2,062
Real Estate Investment Trusts (0.4%)
ERP Operating LP	5.375%	8/1/2016	325	303
Kimco Realty Corp.	5.783%	3/15/2016	250	242
ProLogis	5.625%	11/15/2016	1,000	965
Realy Income Corp.	6.750%	8/15/2019	965	971
Simon Property Group Inc.	5.100%	6/15/2015	1,000	938
Simon Property Group Inc.	6.100%	5/1/2016	1,000	998
Simon Property Group Inc.	5.875%	3/1/2017	650	637
3 Westfield Group	5.700%	10/1/2016	2,000	1,928
Other (0.1%)
3 SovRisc BV	4.625%	10/31/2008	2,000	2,005

				157,286

Industrial (8.5%)
Basic Industry (0.5%)
Alcan, Inc.	4.500%	5/15/2013	1,000	950
Alcoa, Inc.	5.720%	2/23/2019	1,496	1,433
Alcoa, Inc.	5.870%	2/23/2022	504	478
BHP Billiton Finance	4.800%	4/15/2013	1,000	966
Dow Chemical Co.	6.125%	2/1/2011	1,000	1,026
Dow Chemical Co.	6.000%	10/1/2012	1,000	1,028
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	735	720
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	440	430
Weyerhaeuser Co.	7.375%	3/15/2032	1,000	1,004
Capital Goods (1.2%)
Boeing Capital Corp.	6.500%	2/15/2012	2,000	2,110
Caterpillar Financial Services Corp.	3.625%	11/15/2007	1,000	998
Caterpillar, Inc.	7.250%	9/15/2009	1,000	1,044
General Dynamics Corp.	4.250%	5/15/2013	2,000	1,883
Honeywell International, Inc.	7.500%	3/1/2010	1,000	1,059
3 Hutchison Whampoa International Ltd.	6.500%	2/13/2013	2,000	2,089
John Deere Capital Corp.	5.350%	1/17/2012	2,000	2,015
John Deere Capital Corp.	5.100%	1/15/2013	1,000	993
3 Siemens Financieringsmat	5.750%	10/17/2016	2,225	2,236
United Technologies Corp.	4.875%	5/1/2015	325	312
United Technologies Corp.	7.500%	9/15/2029	770	910
United Technologies Corp.	6.050%	6/1/2036	675	681
USA Waste Services, Inc.	7.000%	7/15/2028	2,000	2,078
Communications (1.4%)
AT&T Inc.	5.875%	2/1/2012	1,000	1,021
AT&T Inc.	5.100%	9/15/2014	500	485
AT&T Inc.	6.450%	6/15/2034	1,595	1,623
AT&T Inc.	6.800%	5/15/2036	500	535
AT&T Inc.	6.500%	9/1/2037	325	335
BellSouth Corp.	6.550%	6/15/2034	2,975	3,035
BellSouth Telecommunications	7.000%	12/1/2095	700	716
Deutsche Telekom International Finance	8.000%	6/15/2010	2,000	2,142
France Telecom	7.750%	3/1/2011	2,000	2,160
New York Times Co.	4.500%	3/15/2010	300	292
Telefonica Europe BV	7.750%	9/15/2010	2,000	2,139
Thomson Corp.	4.250%	8/15/2009	1,500	1,490
3 Time Warner, Inc.	5.850%	5/1/2017	830	808
Verizon Communications Corp.	5.500%	4/1/2017	1,000	984
Verizon Global Funding Corp.	6.875%	6/15/2012	2,000	2,132
Verizon Global Funding Corp.	7.750%	12/1/2030	1,000	1,156
Verizon Global Funding Corp.	5.850%	9/15/2035	475	452
Vodafone Group PLC	5.000%	12/16/2013	1,000	965
Consumer Cyclicals (1.5%)
CVS Corp.	4.875%	9/15/2014	1,000	944
CVS Corp.	5.750%	6/1/2017	485	474
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,355	1,368
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	1,145	1,190
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,000	1,235
Federated Retail Holding	5.900%	12/1/2016	522	500
3 Harley-Davidson Inc.	3.625%	12/15/2008	1,000	984
Home Depot Inc.	3.750%	9/15/2009	1,000	970
Home Depot Inc.	4.625%	8/15/2010	1,000	976
Kohl's Corp.	6.000%	1/15/2033	1,000	905
Lowe's Cos., Inc.	8.250%	6/1/2010	290	312
Lowe's Cos., Inc.	6.875%	2/15/2028	710	740
Lowe's Cos., Inc.	6.500%	3/15/2029	1,000	999
Lowe's Cos., Inc.	6.650%	9/15/2037	655	669
Target Corp.	5.875%	3/1/2012	2,000	2,056
The Walt Disney Co.	5.625%	9/15/2016	1,000	998
Time Warner, Inc.	5.500%	11/15/2011	815	813
Time Warner, Inc.	6.500%	11/15/2036	520	504
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,000	2,020
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,000	972
Wal-Mart Stores, Inc.	5.250%	9/1/2035	1,000	876
Western Union Co.	5.930%	10/1/2016	2,000	1,966
Consumer Noncyclicals (2.5%)
Abbott Laboratories	5.600%	5/15/2011	500	508
Abbott Laboratories	4.350%	3/15/2014	1,000	932
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	1,500	1,629
AstraZeneca PLC	6.450%	9/15/2037	1,615	1,681
Baxter International, Inc.	5.900%	9/1/2016	502	506
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,000	1,915
3 Cargill Inc.	4.375%	6/1/2013	600	567
3 Cargill Inc.	6.875%	5/1/2028	645	665
3 Cargill Inc.	6.125%	4/19/2034	1,270	1,196
Clorox Co.	4.200%	1/15/2010	2,000	1,953
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	2,000	2,066
Coca-Cola HBC Finance	5.125%	9/17/2013	1,000	974
Coca-Cola HBC Finance	5.500%	9/17/2015	700	688
Colgate-Palmolive Co.	7.600%	5/19/2025	480	558
ConAgra Foods, Inc.	6.750%	9/15/2011	199	208
ConAgra Foods, Inc.	5.819%	6/15/2017	316	311
Diageo Capital PLC	3.375%	3/20/2008	1,000	991
Eli Lilly & Co.	6.000%	3/15/2012	1,000	1,040
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	2,000	1,815
Hershey Foods Corp.	4.850%	8/15/2015	380	358
Kimberly-Clark Corp.	5.000%	8/15/2013	1,000	977
Kimberly-Clark Corp.	4.875%	8/15/2015	1,000	956
Kraft Foods, Inc.	6.250%	6/1/2012	1,500	1,551
Medtronic Inc.	4.375%	9/15/2010	765	750
Medtronic Inc.	4.750%	9/15/2015	1,000	941
Merck & Co.	5.125%	11/15/2011	2,000	2,017
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	500	551
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	1,500	1,515
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,903	2,365
3 SABMiller PLC	6.500%	7/1/2016	1,500	1,552
Schering-Plough Corp.	5.550%	12/1/2013	1,000	993
Sysco Corp.	5.375%	9/21/2035	1,000	889
Unilever Capital Corp.	7.125%	11/1/2010	1,000	1,061
Unilever Capital Corp.	5.900%	11/15/2032	875	857
Wyeth	6.950%	3/15/2011	1,000	1,055
Energy (0.2%)
Apache Finance Canada	7.750%	12/15/2029	400	471
Conoco Funding Co.	6.350%	10/15/2011	2,000	2,088
Suncor Energy, Inc.	5.950%	12/1/2034	1,000	974
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	2,000	2,018
Hewlett-Packard Co.	5.250%	3/1/2012	2,000	2,013
International Business Machines Corp.	5.875%	11/29/2032	2,000	1,975
Transportation (0.6%)
2 Continental Airlines, Inc.	5.983%	4/19/2022	940	912
3 ERAC USA Finance Co.	7.350%	6/15/2008	1,090	1,104
3 ERAC USA Finance Co.	5.900%	11/15/2015	500	496
2 Federal Express Corp.	6.720%	1/15/2022	1,520	1,594
Norfolk Southern Corp.	7.700%	5/15/2017	1,500	1,682
Southwest Airlines Co.	5.750%	12/15/2016	2,500	2,422
2 Southwest Airlines Co.	6.150%	8/1/2022	560	560
Other (0.2%)
Dover Corp.	6.500%	2/15/2011	2,000	2,080
Snap-On Inc.	6.250%	8/15/2011	1,400	1,451

				131,815

Utilities (2.3%)
Electric Utilities (1.8%)
Alabama Power Co.	5.550%	2/1/2017	585	580
Carolina Power & Light Co.	5.950%	3/1/2009	2,000	2,018
Central Illinois Public Service	6.125%	12/15/2028	1,000	930
Commonwealth Edison Co.	5.950%	8/15/2016	770	767
Consolidated Edison Co. of New York	5.500%	9/15/2016	700	691
Consolidated Edison Co. of New York	5.300%	12/1/2016	890	857
Consolidated Edison, Inc.	3.625%	8/1/2008	1,000	987
3 Enel Finance International	6.800%	9/15/2037	1,285	1,320
Exelon Generation Co. LLC	6.950%	6/15/2011	2,000	2,097
Florida Power & Light Co.	5.650%	2/1/2035	1,000	938
Florida Power & Light Co.	4.950%	6/1/2035	1,000	845
Florida Power & Light Co.	5.850%	5/1/2037	2,000	1,926
Florida Power Corp.	6.875%	2/1/2008	1,850	1,859
Florida Power Corp.	6.350%	9/15/2037	200	205
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	1,000	973
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/2008	2,000	2,010
Northern States Power Co.	6.250%	6/1/2036	2,000	2,084
PacifiCorp	6.250%	10/15/2037	2,000	1,998
PPL Energy Supply LLC	6.200%	5/15/2016	1,000	998
Public Service Electric & Gas	4.000%	11/1/2008	1,000	990
Southern California Edison Co.	6.000%	1/15/2034	1,000	984
Southern California Edison Co.	5.550%	1/15/2037	1,500	1,384
Wisconsin Electric Power Co.	4.500%	5/15/2013	615	592
Wisconsin Electric Power Co.	5.700%	12/1/2036	690	644
Natural Gas (0.4%)
Duke Energy Field Services	7.875%	8/16/2010	2,000	2,131
3 Duke Energy Field Services	6.450%	11/3/2036	935	878
KeySpan Gas East Corp.	7.875%	2/1/2010	1,500	1,590
National Grid PLC	6.300%	8/1/2016	1,000	1,018
San Diego Gas & Electric	6.000%	6/1/2026	600	594
Other (0.1%)
UGI Utilities Inc.	5.753%	9/30/2016	1,170	1,170

				36,058

Total Corporate Bonds
(Cost $396,049)				391,958

Sovereign Bonds (U.S. Dollar-Denominated) (2.5%)

African Development Bank	4.500%	1/15/2009	2,000	2,005
3 Corporacion Nacional del Cobre	6.150%	10/24/2036	1,000	985
European Investment Bank	4.000%	3/3/2010	2,000	1,967
Inter-American Development Bank	5.375%	11/18/2008	600	608
Inter-American Development Bank	4.375%	9/20/2012	2,000	1,973
International Bank for Reconstruction & Development	5.750%	2/6/2008	2,600	2,605
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,000	1,844
Japan Bank International	4.750%	5/25/2011	2,000	2,017
Japan Finance Corp.	4.625%	4/21/2015	3,000	2,915
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	2,000	1,986
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	2,000	1,997
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,000	1,951
Province of British Columbia	4.300%	5/30/2013	1,000	967
Province of Manitoba	4.450%	4/12/2010	2,000	1,984
Province of Ontario	4.375%	2/15/2013	1,000	971
Province of Ontario	4.500%	2/3/2015	2,000	1,936
Province of Quebec	5.750%	2/15/2009	1,000	1,013
Province of Quebec	5.125%	11/14/2016	1,000	991
Quebec Hydro Electric	6.300%	5/11/2011	1,000	1,048
Republic of Italy	4.500%	1/21/2015	2,000	1,937
State of Israel	5.500%	11/9/2016	1,000	1,009
Swedish Export Credit Corp.	4.625%	2/17/2009	2,000	2,006
3 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	1,695	1,681

Total Sovereign Bonds
(Cost $38,995)				38,396

Taxable Municipal Bonds (0.8%)

Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/2021	650	708
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,000	2,810
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	2,000	1,967
3 Ohana Military Communities LLC	5.558%	10/1/2036	400	387
3 Ohana Military Communities LLC	5.780%	10/1/2036	545	544
Oregon School Board Assn.	5.528%	6/30/2028	2,000	1,983
3 Pacific Beacon LLC Naval Base	5.379%	7/15/2026	335	327
President and Fellows of Harvard College	6.300%	10/1/2037	2,000	2,113
Stanford Univ. California Rev.	5.850%	3/15/2009	2,000	2,032

Total Taxable Municipal Bonds
(Cost $12,986)				12,871

Temporary Cash Investment (3.2%)

Repurchase Agreement (3.2%)
J.P. Morgan Securities Inc.
(Dated 9/28/2007, Repurchase Value $50,722,000 collateralized by Federal National Mortgage Assn. 6.000%, 9/1/2037)
(Cost $50,700)	5.100%	10/1/2007	50,700	50,700

Total Investments (99.8%)
(Cost $1,226,089)				1,553,748

Other Assets and Liabilities—Net (0.2%)				3,110

Net Assets (100%)				1,556,858

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $47,657,000, representing 3.1% of net assets.
ADR - American Depositary Receipt.
GO - General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded portfolios), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

At September 30, 2007, the cost of investment securities for tax purposes was $1,226,089,000. Net unrealized appreciation of investment securities for tax purposes was $327,659,000, consisting of unrealized gains of $343,037,000 on securities that had risen in value since their purchase and $15,378,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard Variable Insurance Fund - Capital Growth Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (94.7%)

Consumer Discretionary (10.2%)
* DIRECTV Group, Inc.	268,961	6,530
Sony Corp. ADR	110,200	5,296
TJX Cos., Inc.	113,050	3,286
Whirlpool Corp.	36,400	3,243
Target Corp.	45,800	2,912
Eastman Kodak Co.	82,300	2,202
The Walt Disney Co.	56,300	1,936
* Kohl's Corp.	33,600	1,926
* Amazon.com, Inc.	14,400	1,341
* Bed Bath & Beyond, Inc.	28,600	976
* Comcast Corp. Class A	35,550	860
* Viacom Inc. Class B	16,800	655
Mattel, Inc.	27,300	640
Best Buy Co., Inc.	10,300	474
Lowe's Cos., Inc.	16,700	468
Yum! Brands, Inc.	8,600	291
Abercrombie & Fitch Co.	3,400	274
Tiffany & Co.	3,800	199
Citadel Broadcasting Corp.	3,455	14

		33,523

Consumer Staples (1.4%)
Costco Wholesale Corp.	63,950	3,925
Avon Products, Inc.	18,400	691

		4,616

Energy (9.4%)
ConocoPhillips Co.	107,200	9,409
Schlumberger Ltd.	50,800	5,334
Noble Energy, Inc.	54,400	3,810
Hess Corp.	49,350	3,283
EnCana Corp.	32,300	1,998
Peabody Energy Corp.	39,800	1,905
EOG Resources, Inc.	21,800	1,577
* Transocean Inc.	10,200	1,153
Pogo Producing Co.	20,700	1,099
GlobalSantaFe Corp.	11,700	889
Chevron Corp.	3,160	296

		30,753

Financials (4.7%)
Bank of New York Mellon Corp.	86,179	3,804
* Berkshire Hathaway Inc. Class B	633	2,502
Marsh & McLennan Cos., Inc.	90,700	2,313
American International Group, Inc.	33,600	2,273
The Chubb Corp.	30,100	1,615
Fannie Mae	16,300	991
AFLAC Inc.	11,700	667
JPMorgan Chase & Co.	7,648	350
Freddie Mac	5,550	328
Wells Fargo & Co.	6,400	228
Capital One Financial Corp.	2,900	193

		15,264

Health Care (20.7%)
Eli Lilly & Co.	195,900	11,153
Medtronic, Inc.	173,300	9,776
Novartis AG ADR	172,850	9,500
* Biogen Idec Inc.	131,100	8,696
* Amgen, Inc.	129,871	7,347
Roche Holdings AG	27,000	4,889
* Boston Scientific Corp.	326,402	4,553
GlaxoSmithKline PLC ADR	49,500	2,633
* Genzyme Corp.	40,350	2,500
Pfizer Inc.	97,460	2,381
Applera Corp.-Applied Biosystems Group	55,700	1,930
* Millipore Corp.	25,050	1,899
* Sepracor Inc.	23,250	639

		67,896

Industrials (10.5%)
FedEx Corp.	130,300	13,649
Southwest Airlines Co.	300,050	4,441
Caterpillar, Inc.	48,000	3,765
United Parcel Service, Inc.	29,450	2,212
Fluor Corp.	13,700	1,973
* AMR Corp.	86,600	1,930
Deere & Co.	10,250	1,521
Union Pacific Corp.	11,300	1,278
Granite Construction Co.	14,800	785
The Boeing Co.	6,300	662
Donaldson Co., Inc.	15,500	647
Canadian Pacific Railway Ltd.	7,600	534
* Alaska Air Group, Inc.	23,050	532
Pall Corp.	8,600	335

		34,264

Information Technology (28.1%)
* Adobe Systems, Inc.	240,000	10,479
Texas Instruments, Inc.	280,700	10,271
* Oracle Corp.	375,900	8,138
Microsoft Corp.	247,900	7,303
* Intuit, Inc.	154,500	4,681
Hewlett-Packard Co.	89,250	4,444
Corning, Inc.	176,650	4,354
QUALCOMM Inc.	97,900	4,137
Intel Corp.	156,100	4,037
* Micron Technology, Inc.	332,900	3,695
* Citrix Systems, Inc.	87,800	3,540
* Google Inc.	6,200	3,517
* EMC Corp.	156,900	3,264
* eBay Inc.	67,100	2,618
Motorola, Inc.	128,250	2,377
* Symantec Corp.	98,100	1,901
LM Ericsson Telephone Co. ADR Class B	42,200	1,680
Accenture Ltd.	38,050	1,532
* ASML Holding NV (New York)	42,400	1,393
KLA-Tencor Corp.	22,200	1,238
Applied Materials, Inc.	59,100	1,223
Tektronix, Inc.	43,050	1,194
* Nortel Networks Corp.	67,510	1,146
* NVIDIA Corp.	28,950	1,049
Plantronics, Inc.	29,250	835
Paychex, Inc.	12,400	508
* Yahoo! Inc.	15,700	421
* Rambus Inc.	20,000	382
* Entegris Inc.	34,944	303
* Coherent, Inc.	8,950	287
* Dell Inc.	10,200	282

		92,229

Materials (9.1%)
Potash Corp. of Saskatchewan, Inc.	150,700	15,929
Monsanto Co.	60,200	5,162
Praxair, Inc.	35,200	2,948
Weyerhaeuser Co.	27,150	1,963
Alcoa Inc.	44,400	1,737
* Domtar Corp.	116,400	955
Dow Chemical Co.	14,800	637
Freeport-McMoRan Copper & Gold, Inc. Class B	5,494	576

		29,907

Telecommunication Services (0.6%)
Sprint Nextel Corp.	97,050	1,844
Embarq Corp.	3,657	203

		2,047

Total Common Stocks
(Cost $236,004)		310,499

Temporary Cash Investment (7.6%)

Money Market Fund
1 Vanguard Market Liquidity Fund, 5.153%
(Cost $24,890)	24,890,360	24,890

Total Investments (102.3%)
(Cost $260,894)		335,389

Other Assets and Liabilities—Net (-2.3%)		(7,477)

Net Assets (100%)		327,912

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $260,894,000. Net unrealized appreciation of investment securities for tax purposes was $74,495,000, consisting of unrealized gains of $80,569,000 on securities that had risen in value since their purchase and $6,074,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard Variable Insurance Fund - Diversified Value Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (98.7%)

Consumer Discretionary (6.7%)
Carnival Corp.	582,500	28,210
Sherwin-Williams Co.	319,400	20,988
Wyndham Worldwide Corp.	489,280	16,029
Service Corp. International	721,200	9,303

		74,530

Consumer Staples (11.7%)
Imperial Tobacco Group ADR	412,600	37,860
Altria Group, Inc.	489,600	34,042
Kraft Foods Inc.	728,497	25,140
Diageo PLC ADR	220,400	19,336
UST, Inc.	282,500	14,012

		130,390

Energy (9.1%)
Occidental Petroleum Corp.	655,300	41,992
ConocoPhillips Co.	389,944	34,225
Spectra Energy Corp.	1,014,700	24,840

		101,057

Financials (24.7%)
Manulife Financial Corp.	870,900	35,933
SLM Corp.	675,000	33,527
Bank of America Corp.	658,671	33,111
Bear Stearns Co., Inc.	243,500	29,904
JPMorgan Chase & Co.	593,750	27,206
XL Capital Ltd. Class A	340,600	26,976
Citigroup, Inc.	524,700	24,488
Wells Fargo & Co.	623,400	22,205
American International Group, Inc.	287,500	19,449
Washington Mutual, Inc.	246,750	8,713
The Allstate Corp.	138,400	7,915
Capital One Financial Corp.	93,200	6,191

		275,618

Health Care (13.4%)
Bristol-Myers Squibb Co.	1,223,800	35,270
Pfizer Inc.	1,170,900	28,605
* WellPoint Inc.	302,300	23,857
Wyeth	511,400	22,783
Baxter International, Inc.	363,700	20,469
Quest Diagnostics, Inc.	318,600	18,406

		149,390

Industrials (11.8%)
Illinois Tool Works, Inc.	534,500	31,878
Honeywell International Inc.	435,000	25,869
Northrop Grumman Corp.	299,900	23,392
Cooper Industries, Inc. Class A	373,200	19,067
General Electric Co.	389,200	16,113
ITT Industries, Inc.	232,400	15,787

		132,106

Information Technology (4.5%)
International Business Machines Corp.	247,600	29,167
Hewlett-Packard Co.	415,600	20,693

		49,860

Materials (2.9%)
E.I. du Pont de Nemours & Co.	654,000	32,412

Telecommunication Services (6.4%)
AT&T Inc.	887,127	37,534
Verizon Communications Inc.	753,060	33,346

		70,880

Utilities (7.5%)
Entergy Corp.	203,500	22,037
Exelon Corp.	274,200	20,664
Dominion Resources, Inc.	203,000	17,113
Duke Energy Corp.	781,800	14,612
CenterPoint Energy Inc.	581,700	9,325

		83,751

Total Common Stocks
(Cost $901,306)		1,099,994

Temporary Cash Investment (1.5%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $17,065)	17,064,573	17,065

Total Investments (100.2%)
(Cost $918,371)		1,117,059

Other Assets and Liabilities—Net (-0.2%)		(2,467)

Net Assets (100%)		1,114,592

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $918,371,000. Net unrealized appreciation of investment securities for tax purposes was $198,688,000, consisting of unrealized gains of $209,756,000 on securities that had risen in value since their purchase and $11,068,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Equity Income Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (97.8%)

Consumer Discretionary (2.7%)
McDonald's Corp.	96,546	5,259
Home Depot, Inc.	85,100	2,761
General Motors Corp.	42,500	1,560
CBS Corp.	48,000	1,512
Carnival Corp.	20,300	983
Whirlpool Corp.	10,700	953
Newell Rubbermaid, Inc.	32,900	948
Regal Entertainment Group Class A	40,600	891
Leggett & Platt, Inc.	34,500	661
Mattel, Inc.	28,072	659
Cooper Tire & Rubber Co.	19,000	464
Asbury Automotive Group, Inc.	16,300	323
Gannett Co., Inc.	4,000	175
Eastman Kodak Co.	4,600	123
Ethan Allen Interiors, Inc.	2,100	69
H & R Block, Inc.	1,300	28

		17,369

Consumer Staples (12.3%)
Altria Group, Inc.	214,080	14,885
The Procter & Gamble Co.	111,447	7,839
Kimberly-Clark Corp.	97,800	6,871
General Mills, Inc.	109,360	6,344
Kellogg Co.	108,940	6,101
PepsiCo, Inc.	69,200	5,070
ConAgra Foods, Inc.	191,900	5,014
Colgate-Palmolive Co.	67,400	4,807
The Coca-Cola Co.	83,600	4,805
Kraft Foods Inc.	127,605	4,404
SuperValu Inc.	104,600	4,080
Diageo PLC ADR	35,500	3,114
H.J. Heinz Co.	27,800	1,284
Molson Coors Brewing Co. Class B	11,200	1,116
Carolina Group	13,541	1,114
Alberto-Culver Co.	30,500	756
Anheuser-Busch Cos., Inc.	13,200	660
Nash-Finch Co.	13,900	554
Universal Corp. (VA)	6,918	339
Nu Skin Enterprises, Inc.	10,200	165
The Clorox Co.	2,500	153
Sysco Corp.	2,000	71
PepsiAmericas, Inc.	1,000	32
J.M. Smucker Co.	500	27
Reynolds American Inc.	400	25

		79,630

Energy (14.6%)
ExxonMobil Corp.	429,109	39,718
Chevron Corp.	299,200	27,999
ConocoPhillips Co.	272,820	23,945
Royal Dutch Shell PLC ADR Class B	31,089	2,552
General Maritime Corp.	17,200	480

		94,694

Financials (24.7%)
Bank of America Corp.	496,170	24,942
Citigroup, Inc.	383,000	17,875
JPMorgan Chase & Co.	301,700	13,824
U.S. Bancorp	345,542	11,240
Wells Fargo & Co.	301,300	10,732
Wachovia Corp.	167,186	8,384
The Chubb Corp.	149,260	8,006
UBS AG (New York Shares)	146,100	7,780
PNC Financial Services Group	113,900	7,757
Bank of New York Mellon Corp.	125,995	5,561
Host Hotels & Resorts Inc. REIT	246,800	5,538
The Allstate Corp.	88,500	5,061
ACE Ltd.	73,700	4,464
Lloyds TSB Group PLC - ADR	81,400	3,619
Fannie Mae	47,400	2,882
The Travelers Cos., Inc.	38,500	1,938
Washington Mutual, Inc.	52,800	1,864
SunTrust Banks, Inc.	22,500	1,703
Regions Financial Corp.	45,700	1,347
XL Capital Ltd. Class A	16,500	1,307
KeyCorp	36,600	1,183
Synovus Financial Corp.	38,400	1,077
American Capital Strategies, Ltd.	24,200	1,034
Comerica, Inc.	18,900	969
M & T Bank Corp.	9,200	952
Endurance Specialty Holdings Ltd.	20,900	868
UnionBanCal Corp.	14,654	856
Bank of Hawaii Corp.	16,000	846
National City Corp.	32,700	821
Zenith National Insurance Corp.	16,000	718
Nationwide Financial Services, Inc.	13,200	710
Freddie Mac	11,800	696
Fifth Third Bancorp	12,800	434
Central Pacific Financial Co.	14,400	421
Aspen Insurance Holdings Ltd.	14,100	394
Federated Investors, Inc.	9,500	377
Advanta Corp. Class B	12,732	349
The Hartford Financial Services Group Inc.	3,600	333
City National Corp.	4,300	299
Peoples Bancorp, Inc.	10,400	272
Northern Trust Corp.	3,100	205
Trustmark Corp.	5,618	158
Cincinnati Financial Corp.	3,300	143
MCG Capital Corp.	8,600	124
United Bankshares, Inc.	3,666	112
Colonial BancGroup, Inc.	3,500	76
Associated Banc-Corp.	2,200	65
FirstMerit Corp.	3,200	63
BB&T Corp.	1,300	53
PartnerRe Ltd.	400	32
Pacific Capital Bancorp	900	24

		160,488

Health Care (8.1%)
Wyeth	251,520	11,205
Pfizer Inc.	285,400	6,972
Johnson & Johnson	102,286	6,720
Abbott Laboratories	120,566	6,465
Bristol-Myers Squibb Co.	172,260	4,965
Merck & Co., Inc.	94,474	4,883
Baxter International, Inc.	85,920	4,836
GlaxoSmithKline PLC ADR	65,900	3,506
Eli Lilly & Co.	48,920	2,785
LCA-Vision Inc.	8,100	238
Brookdale Senior Living Inc.	900	36

		52,611

Industrials (11.8%)
General Electric Co.	850,852	35,225
3M Co.	76,300	7,140
Pitney Bowes, Inc.	148,600	6,749
Waste Management, Inc.	116,500	4,397
American Standard Cos., Inc.	119,700	4,264
Deere & Co.	26,000	3,859
R.R. Donnelley & Sons Co.	69,300	2,534
United Parcel Service, Inc.	33,400	2,508
Honeywell International Inc.	38,600	2,296
Raytheon Co.	29,300	1,870
Caterpillar, Inc.	23,300	1,827
Northrop Grumman Corp.	22,000	1,716
Emerson Electric Co.	13,600	724
GATX Corp.	16,900	722
Steelcase Inc.	27,000	486

		76,317

Information Technology (1.5%)
Intel Corp.	172,500	4,461
Nokia Corp. ADR	95,900	3,637
Maxim Integrated Products, Inc.	22,700	666
Automatic Data Processing, Inc.	10,600	487
Microchip Technology, Inc.	7,111	258
Analog Devices, Inc.	3,000	109
United Online, Inc.	6,500	98
Methode Electronics, Inc. Class A	6,000	90
Paychex, Inc.	600	25
Diebold, Inc.	400	18

		9,849

Materials (5.9%)
Dow Chemical Co.	202,020	8,699
E.I. du Pont de Nemours & Co.	124,141	6,152
Air Products & Chemicals, Inc.	58,300	5,699
Packaging Corp. of America	136,400	3,965
PPG Industries, Inc.	47,600	3,596
Alcoa Inc.	52,800	2,066
International Paper Co.	37,000	1,327
Nucor Corp.	21,100	1,255
Southern Peru Copper Corp. (U.S. Shares)	10,100	1,251
Eastman Chemical Co.	14,200	948
Freeport-McMoRan Copper & Gold, Inc. Class B	9,000	944
Lubrizol Corp.	14,500	943
RPM International, Inc.	37,500	898
Sonoco Products Co.	9,961	301
Temple-Inland Inc.	3,300	174
Bemis Co., Inc.	3,000	87

		38,305

Telecommunication Services (6.8%)
AT&T Inc.	647,960	27,415
Verizon Communications Inc.	328,708	14,555
Chunghwa Telecom Co., Ltd. ADR	102,960	1,903
Embarq Corp.	6,400	356
Alaska Communications Systems Holdings, Inc.	16,884	244

		44,473

Utilities (8.3%)
FPL Group, Inc.	197,140	12,002
Exelon Corp.	106,300	8,011
American Electric Power Co., Inc.	100,300	4,622
Dominion Resources, Inc.	49,045	4,134
Consolidated Edison Inc.	69,300	3,209
SCANA Corp.	68,100	2,638
Southern Co.	65,900	2,391
Entergy Corp.	16,700	1,808
Duke Energy Corp.	87,500	1,635
Public Service Enterprise Group, Inc.	17,800	1,566
PG&E Corp.	29,500	1,410
FirstEnergy Corp.	21,700	1,374
Edison International	24,500	1,359
Sempra Energy	21,900	1,273
Northeast Utilities	31,400	897
Xcel Energy, Inc.	41,234	888
Alliant Energy Corp.	22,573	865
Puget Energy, Inc.	34,700	849
Portland General Electric Co.	29,200	812
PPL Corp.	15,800	732
Atmos Energy Corp.	21,900	620
TXU Corp.	5,727	392
PNM Resources Inc.	11,000	256
NiSource, Inc.	11,000	211
Westar Energy, Inc.	2,900	71
DTE Energy Co.	1,000	48

		54,073

Exchange-Traded Fund (1.1%)
1 Vanguard Value ETF	104,300	7,450

Total Common Stocks
(Cost $528,467)		635,259

Temporary Cash Investments (2.2%)

Money Market Fund (1.7%)
2 Vanguard Market Liquidity Fund, 5.153%	11,077,801	11,078
	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)
3 Federal National Mortgage Assn.
4 5.204%, 10/3/07	2,500	2,499
Repurchase Agreement (0.1%)
Banc of America Securities, LLC
5.100%, 10/01/07
(Dated 9/28/07, Repurchase Value $1,000,000, collateralized
by Federal National Mortgage Assn., 5.000%, 4/1/35)	1,000	1,000

Total Temporary Cash Investments
(Cost $14,577)		14,577

Total Investments (100.0%)
(Cost $543,044)		649,836

Other Assets and Liabilities-Net (0.0%)		43

Net Assets (100%)		649,879

1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $2,499,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $543,044,000. Net unrealized appreciation of investment securities for tax purposes was $106,792,000, consisting of unrealized gains of $113,495,000 on securities that had risen in value since their purchase and $6,703,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.8% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	34	13,074	362
E-mini S&P 500 Index	4	308	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Equity Index Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.0%)

Consumer Discretionary (9.2%)
* Comcast Corp. Class A	557,046	13,469
Time Warner, Inc.	674,172	12,378
The Walt Disney Co.	350,857	12,066
McDonald's Corp.	215,743	11,752
Home Depot, Inc.	304,963	9,893
Target Corp.	153,186	9,738
News Corp., Class A	419,125	9,217
Lowe's Cos., Inc.	267,322	7,490
* Amazon.com, Inc.	55,212	5,143
* Viacom Inc. Class B	122,890	4,789
Johnson Controls, Inc.	35,919	4,242
NIKE, Inc. Class B	69,979	4,105
CBS Corp.	122,722	3,866
Carnival Corp.	79,693	3,860
General Motors Corp.	102,425	3,759
* Starbucks Corp.	134,966	3,536
Clear Channel Communications, Inc.	90,125	3,374
* DIRECTV Group, Inc.	138,865	3,372
Best Buy Co., Inc.	72,833	3,352
* Kohl's Corp.	58,047	3,328
Hilton Hotels Corp.	70,723	3,288
* Ford Motor Co.	379,659	3,223
* Coach, Inc.	67,594	3,195
Yum! Brands, Inc.	94,130	3,184
The McGraw-Hill Cos., Inc.	61,793	3,146
Harrah's Entertainment, Inc.	33,931	2,950
Omnicom Group Inc.	59,620	2,867
Staples, Inc.	128,650	2,765
International Game Technology	60,743	2,618
J.C. Penney Co., Inc. (Holding Co.)	40,467	2,564
Macy's Inc.	78,343	2,532
Marriott International, Inc. Class A	57,733	2,510
TJX Cos., Inc.	81,745	2,376
Starwood Hotels & Resorts Worldwide, Inc.	37,872	2,301
Fortune Brands, Inc.	27,517	2,242
Harley-Davidson, Inc.	46,339	2,141
Gannett Co., Inc.	42,212	1,845
* Sears Holdings Corp.	13,827	1,759
* Bed Bath & Beyond, Inc.	49,316	1,683
Mattel, Inc.	71,473	1,677
Nordstrom, Inc.	35,738	1,676
The Gap, Inc.	89,472	1,650
* Apollo Group, Inc. Class A	25,802	1,552
Genuine Parts Co.	30,614	1,531
Newell Rubbermaid, Inc.	50,095	1,444
Eastman Kodak Co.	51,653	1,382
Limited Brands, Inc.	57,612	1,319
Sherwin-Williams Co.	19,777	1,300
VF Corp.	16,058	1,297
Tiffany & Co.	24,587	1,287
Abercrombie & Fitch Co.	15,839	1,278
Whirlpool Corp.	14,247	1,269
H & R Block, Inc.	58,018	1,229
* The Goodyear Tire & Rubber Co.	38,235	1,163
Wyndham Worldwide Corp.	32,876	1,077
Darden Restaurants Inc.	25,431	1,065
* Office Depot, Inc.	49,796	1,027
* IAC/InterActiveCorp	34,516	1,024
Harman International Industries, Inc.	11,688	1,011
* AutoZone Inc.	8,604	999
Black & Decker Corp.	11,826	985
* Interpublic Group of Cos., Inc.	84,367	876
Polo Ralph Lauren Corp.	11,060	860
The Stanley Works	15,074	846
Hasbro, Inc.	28,510	795
Family Dollar Stores, Inc.	27,175	722
Dow Jones & Co., Inc.	11,683	697
E.W. Scripps Co. Class A	16,295	684
Liz Claiborne, Inc.	18,902	649
D. R. Horton, Inc.	49,187	630
Leggett & Platt, Inc.	31,994	613
* Big Lots Inc.	19,734	589
Centex Corp.	21,532	572
Lennar Corp. Class A	25,145	570
Wendy's International, Inc.	15,573	544
Pulte Homes, Inc.	38,059	518
Snap-On Inc.	10,336	512
^ New York Times Co. Class A	25,911	512
RadioShack Corp.	24,460	505
* AutoNation, Inc.	26,961	478
OfficeMax, Inc.	13,534	464
Meredith Corp.	7,102	407
Tribune Co.	14,857	406
Brunswick Corp.	16,139	369
Jones Apparel Group, Inc.	16,830	356
KB Home	13,825	346
Circuit City Stores, Inc.	30,541	242
Dillard's Inc.	10,794	236
* Expedia, Inc.	6,452	206
* Comcast Corp. Special Class A	3,121	75
* Viacom Inc. Class A	1,056	41
CBS Corp. Class A	1,056	33
News Corp., Class B	200	5

		225,518

Consumer Staples (9.4%)
The Procter & Gamble Co.	564,389	39,699
Altria Group, Inc.	381,042	26,494
PepsiCo, Inc.	292,141	21,402
The Coca-Cola Co.	360,108	20,695
Wal-Mart Stores, Inc.	434,426	18,963
CVS/Caremark Corp.	267,718	10,610
Kraft Foods Inc.	285,066	9,838
Walgreen Co.	180,037	8,505
Anheuser-Busch Cos., Inc.	135,477	6,772
Colgate-Palmolive Co.	92,073	6,567
Kimberly-Clark Corp.	77,080	5,416
Costco Wholesale Corp.	79,148	4,857
Sysco Corp.	111,228	3,959
Archer-Daniels-Midland Co.	117,460	3,886
The Kroger Co.	128,048	3,652
General Mills, Inc.	59,660	3,461
Avon Products, Inc.	78,859	2,960
H.J. Heinz Co.	58,464	2,701
Kellogg Co.	48,029	2,690
Safeway, Inc.	79,357	2,627
ConAgra Foods, Inc.	89,517	2,339
Sara Lee Corp.	131,974	2,203
Wm. Wrigley Jr. Co.	32,363	2,079
Reynolds American Inc.	30,785	1,958
The Clorox Co.	24,904	1,519
Campbell Soup Co.	40,703	1,506
SuperValu Inc.	38,027	1,483
The Hershey Co.	30,870	1,433
UST, Inc.	28,864	1,432
Coca-Cola Enterprises, Inc.	51,625	1,250
Whole Foods Market, Inc.	25,414	1,244
Molson Coors Brewing Co. Class B	12,351	1,231
Brown-Forman Corp. Class B	15,667	1,174
The Pepsi Bottling Group, Inc.	25,381	943
The Estee Lauder Cos. Inc. Class A	21,208	900
Tyson Foods, Inc.	49,815	889
McCormick & Co., Inc.	23,434	843
* Constellation Brands, Inc. Class A	34,703	840
Dean Foods Co.	23,455	600
Wm. Wrigley Jr. Co. Class B	6,994	445

		232,065

Energy (11.6%)
ExxonMobil Corp.	1,002,685	92,809
Chevron Corp.	385,829	36,106
ConocoPhillips Co.	294,513	25,849
Schlumberger Ltd.	215,623	22,640
Occidental Petroleum Corp.	150,403	9,638
Marathon Oil Corp.	123,468	7,040
Valero Energy Corp.	100,144	6,728
Devon Energy Corp.	80,755	6,719
Halliburton Co.	160,936	6,180
* Transocean Inc.	52,413	5,925
Apache Corp.	60,144	5,417
Baker Hughes, Inc.	57,745	5,218
* National Oilwell Varco Inc.	32,253	4,661
Anadarko Petroleum Corp.	83,959	4,513
XTO Energy, Inc.	69,901	4,323
* Weatherford International Ltd.	61,022	4,099
Williams Cos., Inc.	108,641	3,700
Hess Corp.	50,076	3,332
EOG Resources, Inc.	44,336	3,207
Spectra Energy Corp.	113,757	2,785
Chesapeake Energy Corp.	74,258	2,618
Smith International, Inc.	36,133	2,580
Murphy Oil Corp.	34,151	2,387
Noble Corp.	48,270	2,368
Peabody Energy Corp.	47,704	2,284
El Paso Corp.	126,850	2,153
* Nabors Industries, Inc.	50,551	1,555
Sunoco, Inc.	21,903	1,550
CONSOL Energy, Inc.	32,746	1,526
ENSCO International, Inc.	26,839	1,506
BJ Services Co.	52,765	1,401
Tesoro Corp.	24,743	1,139
Rowan Cos., Inc.	19,958	730

		284,686

Financials (19.6%)
Citigroup, Inc.	900,252	42,015
Bank of America Corp.	803,030	40,368
American International Group, Inc.	464,064	31,394
JPMorgan Chase & Co.	612,256	28,054
Wells Fargo & Co.	604,946	21,548
Wachovia Corp.	344,473	17,275
The Goldman Sachs Group, Inc.	73,498	15,930
American Express Co.	213,869	12,697
Morgan Stanley	190,528	12,003
Merrill Lynch & Co., Inc.	155,794	11,105
Fannie Mae	176,102	10,709
U.S. Bancorp	313,039	10,183
MetLife, Inc.	134,365	9,369
Bank of New York Mellon Corp.	205,822	9,085
Prudential Financial, Inc.	82,902	8,090
Freddie Mac	117,493	6,933
The Allstate Corp.	105,735	6,047
The Travelers Cos., Inc.	118,610	5,971
Lehman Brothers Holdings, Inc.	95,918	5,921
CME Group, Inc.	9,599	5,638
Washington Mutual, Inc.	158,329	5,591
The Hartford Financial Services Group Inc.	57,541	5,325
AFLAC Inc.	88,458	5,046
Capital One Financial Corp.	75,554	5,019
State Street Corp.	70,356	4,795
SunTrust Banks, Inc.	63,051	4,771
PNC Financial Services Group	62,038	4,225
BB&T Corp.	99,838	4,032
Simon Property Group, Inc. REIT	40,265	4,026
Loews Corp.	80,229	3,879
The Chubb Corp.	71,101	3,814
Regions Financial Corp.	127,460	3,758
Franklin Resources Corp.	29,265	3,731
SLM Corp.	74,735	3,712
Charles Schwab Corp.	171,594	3,706
ACE Ltd.	59,595	3,610
Fifth Third Bancorp	96,766	3,278
Lincoln National Corp.	48,750	3,216
ProLogis REIT	46,505	3,086
The Principal Financial Group, Inc.	48,168	3,039
National City Corp.	115,485	2,897
Ameriprise Financial, Inc.	42,488	2,681
T. Rowe Price Group Inc.	47,913	2,668
Vornado Realty Trust REIT	24,203	2,647
XL Capital Ltd. Class A	32,783	2,596
Progressive Corp. of Ohio	132,620	2,574
Bear Stearns Co., Inc.	20,924	2,570
Marsh & McLennan Cos., Inc.	97,951	2,498
Genworth Financial Inc.	79,608	2,446
Archstone-Smith Trust REIT	40,553	2,439
Aon Corp.	52,874	2,369
General Growth Properties Inc. REIT	44,140	2,367
Northern Trust Corp.	34,718	2,301
KeyCorp	70,653	2,284
Boston Properties, Inc. REIT	21,578	2,242
Host Hotels & Resorts Inc. REIT	94,585	2,122
Equity Residential REIT	50,100	2,122
Marshall & Ilsley Corp.	48,215	2,110
Kimco Realty Corp. REIT	45,610	2,062
Legg Mason Inc.	24,104	2,032
Moody's Corp.	39,954	2,014
Countrywide Financial Corp.	104,113	1,979
* Discover Financial Services	86,208	1,793
Public Storage, Inc. REIT	22,540	1,773
Avalonbay Communities, Inc. REIT	14,361	1,695
Synovus Financial Corp.	58,877	1,651
Unum Group	64,923	1,589
Hudson City Bancorp, Inc.	96,209	1,480
American Capital Strategies, Ltd.	33,982	1,452
* IntercontinentalExchange Inc.	9,555	1,451
Comerica, Inc.	28,138	1,443
MBIA, Inc.	23,578	1,439
Leucadia National Corp.	29,500	1,422
Plum Creek Timber Co. Inc. REIT	31,722	1,420
M & T Bank Corp.	13,615	1,408
CIT Group Inc.	34,389	1,382
Zions Bancorp	19,793	1,359
Commerce Bancorp, Inc.	34,836	1,351
Cincinnati Financial Corp.	30,829	1,335
Developers Diversified Realty Corp. REIT	22,568	1,261
Safeco Corp.	19,109	1,170
Ambac Financial Group, Inc.	18,340	1,154
Huntington Bancshares Inc.	65,741	1,116
Sovereign Bancorp, Inc.	64,893	1,106
Torchmark Corp.	17,194	1,071
* E*TRADE Financial Corp.	76,798	1,003
* CB Richard Ellis Group, Inc.	35,704	994
Assurant, Inc.	17,780	951
Janus Capital Group Inc.	28,533	807
Apartment Investment & Management Co. Class A REIT	17,494	790
Federated Investors, Inc.	15,987	635
First Horizon National Corp.	22,659	604
MGIC Investment Corp.	14,817	479

		482,598

Health Care (11.5%)
Johnson & Johnson	523,891	34,420
Pfizer Inc.	1,253,601	30,625
Merck & Co., Inc.	393,572	20,344
Abbott Laboratories	279,513	14,987
UnitedHealth Group Inc.	239,469	11,597
Medtronic, Inc.	205,044	11,567
* Amgen, Inc.	196,560	11,119
Wyeth	243,125	10,831
Bristol-Myers Squibb Co.	357,629	10,307
Eli Lilly & Co.	178,516	10,163
Schering-Plough Corp.	292,814	9,262
* WellPoint Inc.	109,116	8,611
* Gilead Sciences, Inc.	167,970	6,865
Baxter International, Inc.	117,242	6,598
Aetna Inc.	93,004	5,047
* Celgene Corp.	69,201	4,935
* Thermo Fisher Scientific, Inc.	77,128	4,452
* Medco Health Solutions, Inc.	48,942	4,424
Cardinal Health, Inc.	66,030	4,129
* Covidien Ltd.	90,010	3,735
Becton, Dickinson & Co.	44,041	3,614
Allergan, Inc.	55,392	3,571
* Biogen Idec Inc.	52,180	3,461
* Zimmer Holdings, Inc.	42,625	3,452
* Boston Scientific Corp.	241,250	3,365
McKesson Corp.	53,644	3,154
* Genzyme Corp.	47,784	2,961
Stryker Corp.	42,840	2,946
CIGNA Corp.	51,719	2,756
* St. Jude Medical, Inc.	60,800	2,679
* Express Scripts Inc.	46,472	2,594
* Forest Laboratories, Inc.	57,224	2,134
* Humana Inc.	30,245	2,114
* Coventry Health Care Inc.	28,161	1,752
* Laboratory Corp. of America Holdings	21,191	1,658
Quest Diagnostics, Inc.	28,437	1,643
C.R. Bard, Inc.	18,601	1,640
AmerisourceBergen Corp.	32,375	1,468
* Waters Corp.	18,094	1,211
* Hospira, Inc.	28,339	1,175
Applera Corp.-Applied Biosystems Group	32,931	1,141
* Barr Pharmaceuticals Inc.	19,809	1,127
IMS Health, Inc.	35,185	1,078
* Patterson Cos.	24,960	964
* Varian Medical Systems, Inc.	22,964	962
Manor Care, Inc.	13,139	846
* Millipore Corp.	9,659	732
Mylan Inc.	44,779	715
PerkinElmer, Inc.	21,596	631
Bausch & Lomb, Inc.	9,717	622
* Watson Pharmaceuticals, Inc.	18,370	595
* King Pharmaceuticals, Inc.	43,903	515
* Tenet Healthcare Corp.	84,094	283

		283,577

Industrials (11.4%)
General Electric Co.	1,851,818	76,665
The Boeing Co.	141,748	14,882
United Technologies Corp.	179,242	14,425
United Parcel Service, Inc.	189,763	14,251
3M Co.	129,637	12,131
Caterpillar, Inc.	115,731	9,077
Honeywell International Inc.	135,240	8,043
Emerson Electric Co.	143,080	7,615
Lockheed Martin Corp.	62,683	6,800
General Dynamics Corp.	73,492	6,208
Deere & Co.	40,098	5,951
FedEx Corp.	55,919	5,858
Union Pacific Corp.	48,076	5,435
Raytheon Co.	79,063	5,046
Northrop Grumman Corp.	62,065	4,841
Illinois Tool Works, Inc.	75,876	4,525
Burlington Northern Santa Fe Corp.	54,266	4,405
Tyco International	90,010	3,991
PACCAR, Inc.	44,992	3,835
Precision Castparts Corp.	25,044	3,706
Norfolk Southern Corp.	71,244	3,698
Danaher Corp.	44,675	3,695
Waste Management, Inc.	93,960	3,546
CSX Corp.	79,499	3,397
Ingersoll-Rand Co.	51,743	2,818
Textron, Inc.	45,202	2,812
Eaton Corp.	26,408	2,615
Cummins Inc.	18,766	2,400
Parker Hannifin Corp.	21,116	2,361
L-3 Communications Holdings, Inc.	22,866	2,336
Fluor Corp.	15,884	2,287
ITT Industries, Inc.	32,715	2,222
Rockwell Collins, Inc.	30,212	2,207
Southwest Airlines Co.	135,113	2,000
Rockwell Automation, Inc.	27,558	1,916
Dover Corp.	36,776	1,874
Pitney Bowes, Inc.	39,538	1,796
C.H. Robinson Worldwide Inc.	31,275	1,698
Cooper Industries, Inc. Class A	32,939	1,683
* Terex Corp.	18,583	1,654
Masco Corp.	67,895	1,573
Goodrich Corp.	22,619	1,543
R.R. Donnelley & Sons Co.	40,179	1,469
W.W. Grainger, Inc.	13,060	1,191
American Standard Cos., Inc.	32,860	1,170
Avery Dennison Corp.	19,308	1,101
Equifax, Inc.	26,130	996
Cintas Corp.	24,260	900
Robert Half International, Inc.	29,869	892
Pall Corp.	22,101	860
* Monster Worldwide Inc.	23,571	803
* Allied Waste Industries, Inc.	52,200	666
Ryder System, Inc.	10,963	537
* Raytheon Co. Warrants Exp. 6/16/11	727	20

		280,426

Information Technology (16.0%)
Microsoft Corp.	1,459,149	42,987
* Cisco Systems, Inc.	1,102,309	36,497
International Business Machines Corp.	246,259	29,009
Intel Corp.	1,056,834	27,330
* Apple Computer, Inc.	157,314	24,154
* Google Inc.	41,769	23,694
Hewlett-Packard Co.	466,631	23,234
* Oracle Corp.	712,530	15,426
QUALCOMM Inc.	302,715	12,793
* Dell Inc.	410,805	11,338
Texas Instruments, Inc.	258,161	9,446
* eBay Inc.	206,333	8,051
* EMC Corp.	379,542	7,894
Motorola, Inc.	418,956	7,763
Corning, Inc.	284,736	7,019
* Yahoo! Inc.	243,631	6,539
Applied Materials, Inc.	248,617	5,146
* Adobe Systems, Inc.	106,571	4,653
Automatic Data Processing, Inc.	96,002	4,409
* Sun Microsystems, Inc.	642,737	3,606
* NVIDIA Corp.	99,407	3,602
* Juniper Networks, Inc.	93,071	3,407
Tyco Electronics Ltd.	90,010	3,189
* Electronic Arts Inc.	56,340	3,154
* Symantec Corp.	162,234	3,144
* Broadcom Corp.	84,957	3,096
Western Union Co.	139,891	2,934
* Xerox Corp.	168,657	2,925
* Agilent Technologies, Inc.	69,828	2,575
Paychex, Inc.	61,205	2,509
* MEMC Electronic Materials, Inc.	40,818	2,403
* SanDisk Corp.	41,091	2,264
* Cognizant Technology Solutions Corp.	26,185	2,089
* Autodesk, Inc.	41,560	2,077
Analog Devices, Inc.	56,237	2,034
Electronic Data Systems Corp.	91,459	1,997
KLA-Tencor Corp.	34,993	1,952
* Intuit, Inc.	61,706	1,870
CA, Inc.	70,192	1,805
* Computer Sciences Corp.	31,196	1,744
* Network Appliance, Inc.	64,253	1,729
* NCR Corp.	32,321	1,610
* Fiserv, Inc.	30,231	1,538
Altera Corp.	63,785	1,536
* Micron Technology, Inc.	135,860	1,508
* VeriSign, Inc.	44,144	1,489
Microchip Technology, Inc.	39,357	1,429
Xilinx, Inc.	53,610	1,401
Linear Technology Corp.	39,938	1,397
* Avaya Inc.	80,945	1,373
Fidelity National Information Services, Inc.	30,748	1,364
* Citrix Systems, Inc.	32,404	1,307
* Advanced Micro Devices, Inc.	98,842	1,305
National Semiconductor Corp.	43,163	1,171
* BMC Software, Inc.	36,747	1,148
* LSI Corp.	128,687	955
* Affiliated Computer Services, Inc. Class A	17,930	901
Jabil Circuit, Inc.	37,541	857
* Akamai Technologies, Inc.	29,622	851
* Tellabs, Inc.	78,758	750
* Lexmark International, Inc.	17,016	707
Molex, Inc.	25,629	690
* Solectron Corp.	162,785	635
* Novellus Systems, Inc.	22,589	616
* Ciena Corp.	15,250	581
* JDS Uniphase Corp.	37,835	566
* Novell, Inc.	61,999	474
* Teradyne, Inc.	34,037	470
* Compuware Corp.	54,274	435
* Convergys Corp.	24,422	424
* Unisys Corp.	62,000	410
Tektronix, Inc.	13,621	378
* QLogic Corp.	26,396	355

		394,118

Materials (3.2%)
Monsanto Co.	98,705	8,463
E.I. du Pont de Nemours & Co.	166,346	8,244
Dow Chemical Co.	171,655	7,391
Freeport-McMoRan Copper & Gold, Inc. Class B	69,018	7,239
Alcoa Inc.	159,876	6,254
Praxair, Inc.	57,969	4,855
Air Products & Chemicals, Inc.	39,055	3,818
Newmont Mining Corp. (Holding Co.)	81,807	3,659
Nucor Corp.	51,960	3,090
Weyerhaeuser Co.	39,126	2,829
International Paper Co.	78,298	2,809
United States Steel Corp.	21,297	2,256
PPG Industries, Inc.	29,558	2,233
Allegheny Technologies Inc.	18,373	2,020
Vulcan Materials Co.	17,137	1,528
Ecolab, Inc.	31,536	1,488
Rohm & Haas Co.	25,624	1,426
Sigma-Aldrich Corp.	23,606	1,151
Eastman Chemical Co.	15,223	1,016
Temple-Inland Inc.	19,136	1,007
Ball Corp.	18,376	988
MeadWestvaco Corp.	33,237	981
International Flavors & Fragrances, Inc.	16,152	854
Sealed Air Corp.	29,096	744
* Pactiv Corp.	23,352	669
Ashland, Inc.	10,056	605
Bemis Co., Inc.	18,681	544
Hercules, Inc.	20,863	439

		78,600

Telecommunication Services (3.7%)
AT&T Inc.	1,102,771	46,658
Verizon Communications Inc.	525,295	23,260
Sprint Nextel Corp.	514,593	9,777
Alltel Corp.	63,433	4,420
* Qwest Communications International Inc.	288,947	2,647
Embarq Corp.	27,277	1,517
Windstream Corp.	85,887	1,213
CenturyTel, Inc.	20,339	940
Citizens Communications Co.	61,336	878

		91,310

Utilities (3.4%)
Exelon Corp.	121,945	9,190
TXU Corp.	83,474	5,715
Southern Co.	136,846	4,965
FPL Group, Inc.	73,668	4,485
Dominion Resources, Inc.	52,581	4,432
Duke Energy Corp.	226,553	4,234
Public Service Enterprise Group, Inc.	46,090	4,055
Entergy Corp.	35,540	3,849
FirstEnergy Corp.	55,262	3,500
American Electric Power Co., Inc.	72,290	3,331
Edison International	58,734	3,257
PPL Corp.	69,238	3,206
PG&E Corp.	63,964	3,057
Constellation Energy Group, Inc.	32,517	2,790
Sempra Energy	47,789	2,777
* AES Corp.	121,095	2,427
Consolidated Edison Inc.	48,756	2,257
Progress Energy, Inc.	46,861	2,195
Ameren Corp.	37,611	1,974
Xcel Energy, Inc.	75,957	1,636
Questar Corp.	31,062	1,632
* Allegheny Energy, Inc.	29,842	1,560
DTE Energy Co.	31,589	1,530
NiSource, Inc.	49,132	940
CenterPoint Energy Inc.	57,526	922
* Dynegy, Inc.	89,669	829
Pinnacle West Capital Corp.	17,926	708
Integrys Energy Group, Inc.	13,722	703
CMS Energy Corp.	40,471	681
TECO Energy, Inc.	37,549	617
Nicor Inc.	8,138	349

		83,803

Total Common Stocks
(Cost $1,899,401)		2,436,701

Temporary Cash Investments (1.0%)

Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 5.153%	24,999,674	25,000
	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 5.004%, 2/19/08	700	687
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	500	500

		1,187

Total Temporary Cash Investments
(Cost $26,186)		26,187

Total Investments (100.0%)
(Cost $1,925,587)		2,462,888

Other Assets and Liabilities-Net (0.0%)		(12)

Net Assets (100%)		2,462,876

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,187,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30 , 2007, the cost of investment securities for tax purposes was $1,925,587,000. Net unrealized appreciation of investment securities for tax purposes was $537,301,000, consisting of unrealized gains of $652,994,000 on securities that had risen in value since their purchase and $115,693,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	51	19,611	545
E-mini S&P 500 Index	65	4,999	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Growth Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (97.2%)

Consumer Discretionary (6.9%)
* Comcast Corp. Class A	314,980	7,616
Johnson Controls, Inc.	56,345	6,655
* Kohl's Corp.	99,593	5,710
* Coach, Inc.	70,830	3,348
Omnicom Group Inc.	29,380	1,413

		24,742

Consumer Staples (5.2%)
The Procter & Gamble Co.	125,280	8,812
Walgreen Co.	112,545	5,317
PepsiCo, Inc.	43,150	3,161
Wal-Mart de Mexico SA de Cv	40,000	1,466

		18,756

Energy (6.3%)
Schlumberger Ltd.	150,050	15,755
Apache Corp.	32,760	2,950
Suncor Energy, Inc.	27,235	2,582
* Cameron International Corp.	13,290	1,226

		22,513

Financials (14.9%)
American International Group, Inc.	128,100	8,666
CME Group, Inc.	10,306	6,053
Charles Schwab Corp.	255,350	5,516
Franklin Resources Corp.	42,090	5,366
The Goldman Sachs Group, Inc.	24,180	5,241
JPMorgan Chase & Co.	112,960	5,176
Legg Mason Inc.	50,650	4,269
* CB Richard Ellis Group, Inc.	144,775	4,030
Merrill Lynch & Co., Inc.	53,952	3,846
Lehman Brothers Holdings, Inc.	36,470	2,251
* IntercontinentalExchange Inc.	10,460	1,589
Morgan Stanley	23,470	1,479

		53,482

Health Care (20.2%)
* Genentech, Inc.	152,605	11,906
* Gilead Sciences, Inc.	226,790	9,269
Teva Pharmaceutical Industries Ltd. Sponsored ADR	203,400	9,045
Alcon, Inc.	49,640	7,144
* WellPoint Inc.	86,280	6,809
* Medco Health Solutions, Inc.	61,900	5,595
* Celgene Corp.	60,260	4,297
Merck & Co., Inc.	82,030	4,240
C.R. Bard, Inc.	35,250	3,109
Schering-Plough Corp.	91,550	2,896
Allergan, Inc.	38,070	2,454
* Hologic, Inc.	27,020	1,648
* Thermo Fisher Scientific, Inc.	27,560	1,591
Aetna Inc.	24,180	1,312
Becton, Dickinson & Co.	15,710	1,289

		72,604

Industrials (12.4%)
Danaher Corp.	173,891	14,383
The Boeing Co.	85,940	9,023
Emerson Electric Co.	101,050	5,378
Rockwell Collins, Inc.	57,160	4,175
United Technologies Corp.	46,140	3,713
ABB Ltd. ADR	99,580	2,612
Expeditors International of Washington, Inc.	33,370	1,578
Rockwell Automation, Inc.	21,465	1,492
Fluor Corp.	6,820	982
General Electric Co.	13,980	579
Deere & Co.	3,330	494

		44,409

Information Technology (29.8%)
* Cisco Systems, Inc.	444,182	14,707
* Google Inc.	20,920	11,867
* Apple Computer, Inc.	77,250	11,861
QUALCOMM Inc.	195,935	8,280
* NVIDIA Corp.	202,570	7,341
* Broadcom Corp.	161,150	5,872
* Adobe Systems, Inc.	132,240	5,774
* eBay Inc.	120,330	4,695
* Sun Microsystems, Inc.	783,915	4,398
Intel Corp.	152,770	3,951
* EMC Corp.	170,890	3,554
* Cognizant Technology Solutions Corp.	42,580	3,397
Infosys Technologies Ltd. ADR	66,430	3,215
Paychex, Inc.	75,170	3,082
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,392	3,080
* Autodesk, Inc.	44,260	2,212
* Network Appliance, Inc.	78,680	2,117
Texas Instruments, Inc.	53,730	1,966
Corning, Inc.	79,460	1,959
Maxim Integrated Products, Inc.	59,610	1,750
* VeriSign, Inc.	50,490	1,704
* Research In Motion Ltd.	2,690	265

		107,047

Materials (1.3%)
Praxair, Inc.	57,875	4,848

Exchange-Traded Fund (0.2%)
1 Vanguard Growth ETF	8,500	550

Total Common Stocks
(Cost $287,166)		348,951

Temporary Cash Investments (3.3%)

Money Market Fund (2.9%)
2 Vanguard Market Liquidity Fund, 5.153%	10,566,500	10,567
	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)
3 Federal National Mortgage Assn.
4 5.204%, 10/3/07	1,500	1,500

Total Temporary Cash Investments
(Cost $12,066)		12,067

Total Investments (100.5%)
(Cost $299,232)		361,018

Other Assets and Liabilities-Net (-0.5%)		(1,900)

Net Assets (100%)		359,118

*	Non-income-producing security.
1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $299,232,000. Net unrealized appreciation of investment securities for tax purposes was $61,786,000, consisting of unrealized gains of $68,945,000 on securities that had risen in value since their purchase and $7,159,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	16	6,152	182
E-mini S&P 500 Index	33	2,538	1
S&P MidCap 400 Index	3	1,340	40

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (15.6%)
Hilton Hotels Corp.	131,393	6,108
Nordstrom, Inc.	73,245	3,434
Mattel, Inc.	139,671	3,277
Wynn Resorts Ltd.	19,931	3,140
* Apollo Group, Inc. Class A	52,050	3,131
Genuine Parts Co.	60,439	3,022
Newell Rubbermaid, Inc.	99,036	2,854
* Cablevision Systems NY Group Class A	81,598	2,851
* GameStop Corp. Class A	50,290	2,834
* Discovery Holding Co. Class A	95,185	2,746
Eastman Kodak Co.	102,018	2,730
Sherwin-Williams Co.	39,840	2,618
VF Corp.	31,600	2,552
Tiffany & Co.	48,324	2,530
Abercrombie & Fitch Co.	31,130	2,512
Whirlpool Corp.	28,061	2,500
H & R Block, Inc.	114,574	2,427
Virgin Media Inc.	98,766	2,397
Tim Hortons, Inc.	67,310	2,346
* Expedia, Inc.	67,342	2,147
Wyndham Worldwide Corp.	64,813	2,123
* IAC/InterActiveCorp	69,738	2,069
* Office Depot, Inc.	97,592	2,012
* The Goodyear Tire & Rubber Co.	65,876	2,003
Darden Restaurants Inc.	47,737	1,998
* AutoZone Inc.	16,938	1,967
Black & Decker Corp.	23,412	1,950
Royal Caribbean Cruises, Ltd.	48,996	1,912
Harman International Industries, Inc.	21,946	1,899
BorgWarner, Inc.	20,577	1,883
American Eagle Outfitters, Inc.	70,491	1,855
* Interpublic Group of Cos., Inc.	166,451	1,728
*^Sirius Satellite Radio, Inc.	493,630	1,723
Autoliv, Inc.	28,235	1,687
Polo Ralph Lauren Corp.	21,600	1,679
Idearc Inc.	52,166	1,642
* Mohawk Industries, Inc.	19,348	1,573
* CarMax, Inc.	76,728	1,560
Washington Post Co. Class B	1,938	1,556
* XM Satellite Radio Holdings, Inc.	108,730	1,541
PetSmart, Inc.	48,241	1,539
* Penn National Gaming, Inc.	25,862	1,526
Station Casinos, Inc.	17,266	1,510
The Stanley Works	26,695	1,498
Hasbro, Inc.	53,701	1,497
* R.H. Donnelley Corp.	25,177	1,410
* Dollar Tree Stores, Inc.	34,592	1,402
Lamar Advertising Co. Class A	27,966	1,370
Family Dollar Stores, Inc.	50,883	1,351
E.W. Scripps Co. Class A	31,539	1,325
* O'Reilly Automotive, Inc.	38,487	1,286
D. R. Horton, Inc.	100,257	1,284
Liz Claiborne, Inc.	37,115	1,274
Advance Auto Parts, Inc.	37,818	1,269
Ross Stores, Inc.	49,351	1,265
Leggett & Platt, Inc.	62,830	1,204
Centex Corp.	42,619	1,132
Brinker International, Inc.	40,370	1,108
Wendy's International, Inc.	31,127	1,087
Williams-Sonoma, Inc.	33,221	1,084
Pulte Homes, Inc.	77,324	1,052
Gentex Corp.	48,076	1,031
WABCO Holdings Inc.	21,438	1,002
* AutoNation, Inc.	55,816	989
^ New York Times Co. Class A	48,424	957
RadioShack Corp.	45,846	947
* Career Education Corp.	33,811	946
* Toll Brothers, Inc.	46,838	936
Lennar Corp. Class A	41,072	930
* Urban Outfitters, Inc.	41,181	898
* Chico's FAS, Inc.	62,446	877
Boyd Gaming Corp.	20,262	868
Foot Locker, Inc.	55,307	848
Jones Apparel Group, Inc.	38,872	821
Tribune Co.	28,541	780
* NVR, Inc.	1,586	746
Brunswick Corp.	32,324	739
KB Home	27,218	682
Weight Watchers International, Inc.	11,163	643
* Getty Images, Inc.	19,238	536
Circuit City Stores, Inc.	60,762	481
^ The McClatchy Co. Class A	20,414	408
* CTC Media, Inc.	13,688	301
Lennar Corp. Class B	4,820	102

		139,457

Consumer Staples (4.2%)
Bunge Ltd.	42,890	4,609
The Clorox Co.	53,833	3,283
SuperValu Inc.	74,541	2,908
UST, Inc.	56,912	2,823
Whole Foods Market, Inc.	50,246	2,460
Molson Coors Brewing Co. Class B	23,055	2,298
Coca-Cola Enterprises, Inc.	93,996	2,277
* Energizer Holdings, Inc.	19,061	2,113
* Constellation Brands, Inc. Class A	75,140	1,819
The Pepsi Bottling Group, Inc.	48,431	1,800
Tyson Foods, Inc.	96,403	1,721
The Estee Lauder Cos. Inc. Class A	37,753	1,603
McCormick & Co., Inc.	41,624	1,497
Brown-Forman Corp. Class B	18,878	1,414
* Smithfield Foods, Inc.	40,421	1,273
Dean Foods Co.	46,298	1,184
Hormel Foods Corp.	27,089	969
PepsiAmericas, Inc.	22,740	738
* Bare Escentuals, Inc.	19,321	481

		37,270

Energy (8.3%)
Smith International, Inc.	71,151	5,080
Noble Corp.	95,196	4,669
Murphy Oil Corp.	63,387	4,430
Noble Energy, Inc.	60,663	4,249
El Paso Corp.	248,306	4,214
* Cameron International Corp.	39,132	3,612
* Ultra Petroleum Corp.	53,904	3,344
* Nabors Industries, Inc.	99,763	3,070
Sunoco, Inc.	43,138	3,053
CONSOL Energy, Inc.	64,613	3,011
ENSCO International, Inc.	52,930	2,969
Diamond Offshore Drilling, Inc.	24,579	2,785
BJ Services Co.	104,106	2,764
* FMC Technologies Inc.	46,076	2,657
* Southwestern Energy Co.	60,324	2,525
* Grant Prideco, Inc.	45,235	2,466
Tesoro Corp.	48,384	2,227
* Newfield Exploration Co.	46,087	2,220
* Pride International, Inc.	58,861	2,151
Range Resources Corp.	52,575	2,138
Pioneer Natural Resources Co.	43,899	1,975
* Exterran Holdings, Inc.	21,914	1,761
Arch Coal, Inc.	50,571	1,706
Rowan Cos., Inc.	39,422	1,442
Patterson-UTI Energy, Inc.	55,637	1,256
Pogo Producing Co.	20,836	1,107
Cimarex Energy Co.	29,614	1,103
* CNX Gas Corp.	10,739	309

		74,293

Financials (19.5%)
Ameriprise Financial, Inc.	83,444	5,266
T. Rowe Price Group Inc.	89,529	4,986
Archstone-Smith Trust REIT	79,023	4,752
Boston Properties, Inc. REIT	42,198	4,384
Host Hotels & Resorts Inc. REIT	185,231	4,157
Nymex Holdings Inc.	31,056	4,043
Kimco Realty Corp. REIT	80,405	3,635
Avalonbay Communities, Inc. REIT	28,237	3,334
* IntercontinentalExchange Inc.	19,989	3,036
Unum Group	121,619	2,976
MBIA, Inc.	46,411	2,833
Hudson City Bancorp, Inc.	183,395	2,821
Plum Creek Timber Co. Inc. REIT	62,795	2,811
Leucadia National Corp.	57,741	2,784
CIT Group Inc.	68,045	2,735
Zions Bancorp	38,389	2,636
American Capital Strategies, Ltd.	61,233	2,617
Synovus Financial Corp.	92,929	2,607
Commerce Bancorp, Inc.	64,581	2,504
Developers Diversified Realty Corp. REIT	44,374	2,479
Everest Re Group, Ltd.	22,467	2,477
SL Green Realty Corp. REIT	21,148	2,469
HCP Inc.	73,099	2,425
Cincinnati Financial Corp.	54,938	2,379
Sovereign Bancorp, Inc.	135,817	2,314
Safeco Corp.	37,735	2,310
Ambac Financial Group, Inc.	36,232	2,279
The Macerich Co. REIT	25,442	2,228
Torchmark Corp.	33,941	2,115
AMB Property Corp. REIT	35,358	2,115
Huntington Bancshares Inc.	122,944	2,088
Willis Group Holdings Ltd.	50,406	2,064
* CB Richard Ellis Group, Inc.	73,028	2,033
* E*TRADE Financial Corp.	151,479	1,978
Ventas, Inc. REIT	47,334	1,960
Assurant, Inc.	36,548	1,955
Axis Capital Holdings Ltd.	49,249	1,916
New York Community Bancorp, Inc.	100,083	1,907
Regency Centers Corp. REIT	24,630	1,890
Janus Capital Group Inc.	65,812	1,861
People's United Financial Inc.	106,724	1,844
Federal Realty Investment Trust REIT	19,984	1,771
Nuveen Investments, Inc. Class A	28,197	1,747
* TD Ameritrade Holding Corp.	95,304	1,736
W.R. Berkley Corp.	58,602	1,736
Duke Realty Corp. REIT	51,049	1,726
Eaton Vance Corp.	42,469	1,697
* Markel Corp.	3,366	1,629
White Mountains Insurance Group Inc.	3,075	1,598
PartnerRe Ltd.	20,232	1,598
RenaissanceRe Holdings Ltd.	24,394	1,596
^ Allied Capital Corp.	54,036	1,588
Apartment Investment & Management Co. Class A REIT	34,455	1,555
iStar Financial Inc. REIT	45,458	1,545
Old Republic International Corp.	78,019	1,462
* Arch Capital Group Ltd.	19,591	1,458
SEI Investments Co.	52,808	1,441
Hospitality Properties Trust REIT	33,292	1,353
Liberty Property Trust REIT	32,681	1,314
Federated Investors, Inc.	32,906	1,306
Fidelity National Financial, Inc. Class A	74,675	1,305
Camden Property Trust REIT	20,231	1,300
Associated Banc-Corp.	43,066	1,276
Forest City Enterprise Class A	22,000	1,214
First Horizon National Corp.	44,746	1,193
UDR, Inc. REIT	48,318	1,175
Colonial BancGroup, Inc.	53,969	1,167
Popular, Inc.	94,122	1,156
Weingarten Realty Investors REIT	27,639	1,146
HCC Insurance Holdings, Inc.	39,925	1,143
Erie Indemnity Co. Class A	18,318	1,120
* Nasdaq Stock Market Inc.	29,645	1,117
Brown & Brown, Inc.	42,350	1,114
TCF Financial Corp.	41,361	1,083
First American Corp.	29,162	1,068
City National Corp.	14,748	1,025
The PMI Group Inc.	30,994	1,014
Protective Life Corp.	23,656	1,004
Nationwide Financial Services, Inc.	18,084	973
Commerce Bancshares, Inc.	21,020	965
MGIC Investment Corp.	29,462	952
CapitalSource Inc. REIT	43,700	884
^ The First Marblehead Corp.	23,271	883
^ The St. Joe Co.	25,075	843
Astoria Financial Corp.	31,141	826
Unitrin, Inc.	16,525	819
* AmeriCredit Corp.	41,890	736
American Financial Group, Inc.	25,478	726
Radian Group, Inc.	28,603	666
Transatlantic Holdings, Inc.	9,388	660
Mercury General Corp.	9,751	526
BOK Financial Corp.	8,367	430
Student Loan Corp.	1,488	268

		173,636

Health Care (10.0%)
* Express Scripts Inc.	82,158	4,586
* Humana Inc.	59,575	4,163
* Coventry Health Care Inc.	55,460	3,450
Quest Diagnostics, Inc.	58,067	3,355
* Laboratory Corp. of America Holdings	41,757	3,267
C.R. Bard, Inc.	36,783	3,244
AmerisourceBergen Corp.	67,860	3,076
* Intuitive Surgical, Inc.	13,302	3,059
* Waters Corp.	35,830	2,398
* DaVita, Inc.	37,371	2,361
* Amylin Pharmaceuticals, Inc.	46,813	2,341
* Hospira, Inc.	55,700	2,309
Applera Corp.-Applied Biosystems Group	65,627	2,273
Dade Behring Holdings Inc.	29,057	2,219
* Health Net Inc.	39,869	2,155
DENTSPLY International Inc.	51,308	2,136
IMS Health, Inc.	69,661	2,134
* Barr Pharmaceuticals Inc.	37,001	2,106
* Henry Schein, Inc.	31,496	1,916
* Varian Medical Systems, Inc.	45,199	1,893
* Vertex Pharmaceuticals, Inc.	46,437	1,784
* Covance, Inc.	22,591	1,760
* Cephalon, Inc.	23,544	1,720
Manor Care, Inc.	25,973	1,673
Beckman Coulter, Inc.	21,971	1,621
* Patterson Cos.	39,596	1,529
* Endo Pharmaceuticals Holdings, Inc.	47,480	1,472
* Millipore Corp.	19,183	1,454
* Cerner Corp.	23,909	1,430
Omnicare, Inc.	43,141	1,429
Mylan Inc.	88,459	1,412
* Invitrogen Corp.	16,614	1,358
* Charles River Laboratories, Inc.	23,926	1,343
Pharmaceutical Product Development, Inc.	37,712	1,337
Bausch & Lomb, Inc.	19,340	1,238
* Millennium Pharmaceuticals, Inc.	114,330	1,160
Hillenbrand Industries, Inc.	20,850	1,147
* Watson Pharmaceuticals, Inc.	34,708	1,125
* Lincare Holdings, Inc.	29,739	1,090
* Community Health Systems, Inc.	33,959	1,068
* Kinetic Concepts, Inc.	18,951	1,067
* Sepracor Inc.	37,867	1,041
* King Pharmaceuticals, Inc.	86,575	1,015
* ImClone Systems, Inc.	21,397	885
* Warner Chilcott Ltd.	35,658	634
Health Management Associates Class A	86,116	598
* Tenet Healthcare Corp.	167,765	564
Brookdale Senior Living Inc.	12,692	505
* Abraxis Bioscience, Inc.	11,455	262

		89,162

Industrials (13.0%)
Parker Hannifin Corp.	41,129	4,599
L-3 Communications Holdings, Inc.	44,416	4,537
Fluor Corp.	31,331	4,511
Cummins Inc.	35,128	4,493
Rockwell Collins, Inc.	59,422	4,340
* McDermott International, Inc.	78,948	4,270
ITT Industries, Inc.	61,254	4,161
Rockwell Automation, Inc.	53,223	3,700
Dover Corp.	72,495	3,694
Expeditors International of Washington, Inc.	75,690	3,580
Cooper Industries, Inc. Class A	66,154	3,380
* Foster Wheeler Ltd.	25,018	3,284
* Terex Corp.	36,633	3,261
* Jacobs Engineering Group Inc.	42,344	3,200
C.H. Robinson Worldwide Inc.	57,025	3,096
Goodrich Corp.	42,230	2,881
R.R. Donnelley & Sons Co.	78,086	2,855
* KBR Inc.	59,949	2,324
W.W. Grainger, Inc.	25,261	2,304
American Standard Cos., Inc.	64,555	2,299
Republic Services, Inc. Class A	68,657	2,246
The Dun & Bradstreet Corp.	21,075	2,078
Fastenal Co.	45,730	2,077
Roper Industries Inc.	31,363	2,054
Equifax, Inc.	52,321	1,994
Joy Global Inc.	38,524	1,959
Avery Dennison Corp.	34,023	1,940
Manpower Inc.	30,063	1,935
* UAL Corp.	41,155	1,915
* AMR Corp.	85,514	1,906
Cintas Corp.	50,635	1,879
SPX Corp.	20,264	1,876
Pall Corp.	43,635	1,697
Robert Half International, Inc.	56,039	1,673
* First Solar, Inc.	14,130	1,664
Ametek, Inc.	37,874	1,637
Oshkosh Truck Corp.	26,306	1,630
* Allied Waste Industries, Inc.	118,430	1,510
* Monster Worldwide Inc.	42,400	1,444
* Spirit Aerosystems Holdings Inc.	35,476	1,381
* Hertz Global Holdings Inc.	51,200	1,163
Pentair, Inc.	33,648	1,116
*^SunPower Corp. Class A	13,079	1,083
* ChoicePoint Inc.	26,993	1,024
* USG Corp.	26,400	991
The Corporate Executive Board Co.	13,303	988
J.B. Hunt Transport Services, Inc.	35,187	925
* US Airways Group Inc.	29,263	768
* Owens Corning Inc.	27,891	699

		116,021

Information Technology (15.0%)
* NVIDIA Corp.	183,379	6,646
Seagate Technology	192,823	4,932
* MEMC Electronic Materials, Inc.	79,634	4,687
* SanDisk Corp.	80,935	4,460
* Autodesk, Inc.	81,557	4,075
* Cognizant Technology Solutions Corp.	51,027	4,070
KLA-Tencor Corp.	67,940	3,790
* Computer Sciences Corp.	61,448	3,435
* NCR Corp.	63,968	3,186
Altera Corp.	126,147	3,038
Fidelity National Information Services, Inc.	68,386	3,034
National Semiconductor Corp.	111,160	3,015
* Micron Technology, Inc.	268,244	2,978
* VeriSign, Inc.	86,183	2,908
* Fiserv, Inc.	56,715	2,885
Microchip Technology, Inc.	77,501	2,815
Xilinx, Inc.	105,675	2,762
Harris Corp.	47,649	2,754
* Avaya Inc.	159,533	2,706
* NAVTEQ Corp.	34,664	2,703
* Citrix Systems, Inc.	64,195	2,588
* LAM Research Corp.	47,961	2,554
Amphenol Corp.	63,564	2,527
* Flextronics International Ltd.	202,219	2,261
* BMC Software, Inc.	71,245	2,225
* Cadence Design Systems, Inc.	98,848	2,193
* Activision, Inc.	100,532	2,170
* Alliance Data Systems Corp.	27,947	2,164
* Avnet, Inc.	53,159	2,119
* Iron Mountain, Inc.	67,292	2,051
* LSI Corp.	272,494	2,022
* Western Digital Corp.	78,862	1,997
* McAfee Inc.	56,691	1,977
* CDW Corp.	22,481	1,960
* BEA Systems, Inc.	139,333	1,933
* Arrow Electronics, Inc.	44,191	1,879
* Ceridian Corp.	50,980	1,771
* salesforce.com, inc.	32,857	1,686
* Affiliated Computer Services, Inc. Class A	32,872	1,652
Intersil Corp.	47,946	1,603
* Akamai Technologies, Inc.	55,655	1,599
* DST Systems, Inc.	18,353	1,575
Jabil Circuit, Inc.	65,879	1,505
* Tellabs, Inc.	147,543	1,405
* Lexmark International, Inc.	33,686	1,399
* Red Hat, Inc.	65,138	1,294
* Solectron Corp.	322,399	1,257
* CheckFree Corp.	26,547	1,236
* Novellus Systems, Inc.	44,857	1,223
* Hewitt Associates, Inc.	34,486	1,209
* JDS Uniphase Corp.	73,088	1,093
* Ingram Micro, Inc. Class A	54,388	1,067
Molex, Inc.	35,500	956
* Teradyne, Inc.	67,326	929
* Compuware Corp.	114,967	922
* Zebra Technologies Corp. Class A	24,542	896
* QLogic Corp.	54,504	733
Molex, Inc. Class A	16,068	407
Total System Services, Inc.	14,124	392
AVX Corp.	18,384	296

		133,604

Materials (5.8%)
United States Steel Corp.	41,961	4,445
Lyondell Chemical Co.	80,726	3,742
Allegheny Technologies Inc.	32,643	3,589
Vulcan Materials Co.	33,835	3,016
* The Mosaic Co.	54,737	2,930
* Owens-Illinois, Inc.	54,996	2,280
Sigma-Aldrich Corp.	46,580	2,270
Martin Marietta Materials, Inc.	15,178	2,027
Eastman Chemical Co.	29,838	1,991
Temple-Inland Inc.	37,566	1,977
Celanese Corp. Series A	50,458	1,967
MeadWestvaco Corp.	65,437	1,932
Ball Corp.	32,608	1,753
* Domtar Corp.	184,424	1,512
International Flavors & Fragrances, Inc.	28,479	1,505
Sealed Air Corp.	57,371	1,466
Huntsman Corp.	55,102	1,460
Steel Dynamics, Inc.	30,160	1,408
* Pactiv Corp.	46,343	1,328
* Crown Holdings, Inc.	58,054	1,321
Albemarle Corp.	28,917	1,278
Ashland, Inc.	20,112	1,211
^ Florida Rock Industries, Inc.	17,627	1,102
Bemis Co., Inc.	37,114	1,080
* Smurfit-Stone Container Corp.	90,569	1,058
Sonoco Products Co.	33,757	1,019
* Titanium Metals Corp.	28,870	969

		51,636

Telecommunication Services (2.8%)
* NII Holdings Inc.	58,058	4,769
* Crown Castle International Corp.	95,945	3,898
Embarq Corp.	53,589	2,980
* Level 3 Communications, Inc.	542,450	2,522
Windstream Corp.	169,279	2,390
Citizens Communications Co.	120,442	1,725
CenturyTel, Inc.	36,943	1,708
* Leap Wireless International, Inc.	19,372	1,576
Telephone & Data Systems, Inc.	22,809	1,523
Telephone & Data Systems, Inc. - Special Common Shares	14,085	873
* U.S. Cellular Corp.	5,785	568

		24,532

Utilities (5.6%)
* Mirant Corp.	90,896	3,698
* NRG Energy, Inc.	82,458	3,487
Questar Corp.	61,208	3,215
Xcel Energy, Inc.	144,991	3,123
* Reliant Energy, Inc.	121,146	3,101
* Allegheny Energy, Inc.	58,836	3,075
DTE Energy Co.	62,581	3,031
Equitable Resources, Inc.	41,043	2,129
Wisconsin Energy Corp.	41,639	1,875
NiSource, Inc.	97,408	1,864
Pepco Holdings, Inc.	68,548	1,856
ONEOK, Inc.	37,424	1,774
CenterPoint Energy Inc.	108,258	1,735
MDU Resources Group, Inc.	58,074	1,617
* Dynegy, Inc.	174,974	1,617
Northeast Utilities	54,847	1,567
Alliant Energy Corp.	40,482	1,551
SCANA Corp.	39,319	1,523
Energy East Corp.	56,084	1,517
Pinnacle West Capital Corp.	35,550	1,405
Integrys Energy Group, Inc.	26,835	1,375
NSTAR	38,048	1,324
TECO Energy, Inc.	74,429	1,223
DPL Inc.	40,299	1,058

		49,740

Total Common Stocks
(Cost $753,529)		889,351

Temporary Cash Investments (0.9%)

Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund, 5.153%	7,641,798	7,642
	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	500	500

Total Temporary Cash Investments
(Cost $8,142)		8,142

Total Investments (100.7%)
(Cost $761,671)		897,493

Other Assets and Liabilities—Net (-0.7%)		(6,206)

Net Assets (100%)		891,287

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts. REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $761,671,000. Net unrealized appreciation of investment securities for tax purposes was $135,822,000, consisting of unrealized gains of $182,720,000 on securities that had risen in value since their purchase and $46,898,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.2% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P MidCap 400 Index	31	2,769	7
S&P MidCap 400 Index	3	1,340	40

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - REIT Index Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Real Estate Investment Trusts (98.0%)

Diversified REITs (7.6%)
Vornado Realty Trust REIT	202,625	22,157
Liberty Property Trust REIT	136,263	5,479
Colonial Properties Trust REIT	65,751	2,255
Washington REIT	67,088	2,226
Cousins Properties, Inc. REIT	57,816	1,697
PS Business Parks, Inc. REIT	23,840	1,355
Investors Real Estate Trust REIT	68,360	738
CapLease, Inc. REIT	64,619	662

		36,569

Industrial REITs (8.6%)
ProLogis REIT	380,495	25,246
AMB Property Corp. REIT	147,644	8,831
DCT Industrial Trust Inc. REIT	249,798	2,615
First Industrial Realty Trust REIT	67,259	2,614
EastGroup Properties, Inc. REIT	35,165	1,592
First Potomac REIT	36,121	787

		41,685

Office REITs (15.6%)
Boston Properties, Inc. REIT	176,379	18,326
SL Green Realty Corp. REIT	88,062	10,283
Duke Realty Corp. REIT	213,448	7,217
Alexandria Real Estate Equities, Inc. REIT	46,785	4,504
Mack-Cali Realty Corp. REIT	100,669	4,137
Douglas Emmett, Inc. REIT	136,424	3,374
Digital Realty Trust, Inc. REIT	85,479	3,367
HRPT Properties Trust REIT	314,387	3,109
Brandywine Realty Trust REIT	122,580	3,102
Highwood Properties, Inc. REIT	80,135	2,939
Kilroy Realty Corp. REIT	48,409	2,935
Corporate Office Properties Trust, Inc. REIT	66,271	2,759
BioMed Realty Trust, Inc. REIT	96,989	2,337
Lexington Realty Trust REIT	93,211	1,865
American Financial Realty Trust REIT	193,241	1,556
Maguire Properties, Inc. REIT	55,744	1,440
Franklin Street Properties Corp. REIT	73,370	1,266
Parkway Properties Inc. REIT	23,617	1,042

		75,558

Residential REITs (18.4%)
Archstone-Smith Trust REIT	330,289	19,864
Equity Residential REIT	431,052	18,259
Avalonbay Communities, Inc. REIT	118,040	13,936
Apartment Investment & Management Co. Class A REIT	144,011	6,499
Camden Property Trust REIT	84,180	5,409
UDR, Inc. REIT	201,400	4,898
Essex Property Trust, Inc. REIT	36,927	4,341
BRE Properties Inc. Class A REIT	75,109	4,201
Home Properties, Inc. REIT	49,298	2,572
Post Properties, Inc. REIT	64,640	2,502
Mid-America Apartment Communities, Inc. REIT	35,834	1,786
Equity Lifestyle Properties, Inc. REIT	34,183	1,771
American Campus Communities, Inc. REIT	34,535	1,012
Sun Communities, Inc. REIT	25,794	776
Education Realty Trust, Inc. REIT	41,741	563
GMH Communities Trust REIT	59,395	460

		88,849

Retail REITs (28.0%)
Simon Property Group, Inc. REIT	331,224	33,122
General Growth Properties Inc. REIT	327,009	17,534
Kimco Realty Corp. REIT	336,251	15,202
Developers Diversified Realty Corp. REIT	185,190	10,347
The Macerich Co. REIT	106,254	9,306
Regency Centers Corp. REIT	103,009	7,906
Federal Realty Investment Trust REIT	83,508	7,399
Weingarten Realty Investors REIT	115,335	4,782
Taubman Co. REIT	79,437	4,349
Realty Income Corp. REIT	149,783	4,186
CBL & Associates Properties, Inc. REIT	92,493	3,242
National Retail Properties REIT	98,946	2,412
Pennsylvania REIT	54,987	2,141
Tanger Factory Outlet Centers, Inc. REIT	46,343	1,881
Equity One, Inc. REIT	54,696	1,488
Inland Real Estate Corp. REIT	92,504	1,433
Glimcher Realty Trust REIT	55,469	1,304
Acadia Realty Trust REIT	45,510	1,235
* Alexander's, Inc. REIT	3,007	1,159
Cedar Shopping Centers, Inc. REIT	66,093	900
Ramco-Gershenson Properties Trust REIT	26,604	831
Kite Realty Group Trust REIT	43,124	811
Saul Centers, Inc. REIT	15,663	807
Getty Realty Holding Corp. REIT	25,834	703
Urstadt Biddle Properties Class A REIT	28,557	442

		134,922

Specialized REITs (19.8%)
Host Hotels & Resorts Inc. REIT	774,097	17,371
Public Storage, Inc. REIT	189,549	14,908
HCP Inc. REIT	305,473	10,133
Ventas, Inc. REIT	197,155	8,162
Hospitality Properties Trust REIT	139,117	5,655
Health Care Inc. REIT	119,325	5,279
Nationwide Health Properties, Inc. REIT	132,327	3,987
Senior Housing Properties Trust REIT	124,020	2,736
LaSalle Hotel Properties REIT	59,410	2,500
Sunstone Hotel Investors, Inc. REIT	92,518	2,372
DiamondRock Hospitality Co. REIT	133,163	2,318
Strategic Hotels and Resorts, Inc. REIT	110,201	2,269
Entertainment Properties Trust REIT	39,453	2,004
Healthcare Realty Trust Inc. REIT	70,876	1,890
Equity Inns, Inc. REIT	81,627	1,843
FelCor Lodging Trust, Inc. REIT	87,846	1,751
Ashford Hospitality Trust REIT	172,743	1,736
Omega Healthcare Investors, Inc. REIT	99,729	1,549
Sovran Self Storage, Inc. REIT	30,671	1,406
Extra Space Storage Inc. REIT	90,629	1,395
National Health Investors REIT	35,222	1,089
Medical Properties Trust Inc. REIT	74,090	987
U-Store-It Trust REIT	72,972	963
LTC Properties, Inc. REIT	28,106	665
Universal Health Realty Income REIT	16,632	591

		95,559

Total Real Estate Investment Trusts
(Cost $425,402)		473,142

Temporary Cash Investment (2.0%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $9,442)	9,442,246	9,442

Total Investments (100.0%)
(Cost $434,844)		482,584

Other Assets and Liabilities-Net (0.0%)		(50)

Net Assets (100%)		482,534

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $434,844,000. Net unrealized appreciation of investment securities for tax purposes was $47,740,000, consisting of unrealized gains of $59,819,000 on securities that had risen in value since their purchase and $12,079,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (96.4%)

Consumer Discretionary (20.0%)
* O'Reilly Automotive, Inc.	266,100	8,890
Columbia Sportswear Co.	125,000	6,914
* ITT Educational Services, Inc.	45,600	5,549
Phillips-Van Heusen Corp.	101,400	5,321
Advance Auto Parts, Inc.	136,400	4,578
*^ Premier Exhibitions Inc.	295,100	4,450
* Priceline.com, Inc.	49,700	4,411
* Rent-A-Center, Inc.	237,600	4,308
* Crocs, Inc.	61,000	4,102
Aaron Rents, Inc.	165,330	3,687
* GameStop Corp. Class A	65,400	3,685
* Keystone Automotive Industries, Inc.	76,900	3,673
American Eagle Outfitters, Inc.	132,400	3,483
* Quiksilver, Inc.	243,200	3,478
* The Goodyear Tire & Rubber Co.	104,700	3,184
*^ Smith & Wesson Holding Corp.	156,000	2,978
Monro Muffler Brake, Inc.	83,150	2,810
* WMS Industries, Inc.	82,900	2,744
Tiffany & Co.	48,600	2,544
* Iconix Brand Group Inc.	106,500	2,534
* Buffalo Wild Wings Inc.	65,600	2,474
* Hibbett Sports Inc.	99,000	2,455
* Texas Roadhouse, Inc.	201,990	2,363
* Helen of Troy Ltd.	119,000	2,298
* Volcom, Inc.	51,500	2,190
* Life Time Fitness, Inc.	34,500	2,116
Lithia Motors, Inc.	122,900	2,097
Tempur-Pedic International Inc.	58,000	2,073
* MarineMax, Inc.	140,100	2,040
Saks Inc.	117,300	2,012
Hasbro, Inc.	71,100	1,982
*^ Casual Male Retail Group, Inc.	214,200	1,919
Callaway Golf Co.	118,400	1,896
* CarMax, Inc.	90,400	1,838
*^ DSW Inc. Class A	72,000	1,812
Strayer Education, Inc.	10,400	1,754
RadioShack Corp.	84,800	1,752
* Dollar Tree Stores, Inc.	43,200	1,751
* Aeropostale, Inc.	89,750	1,711
* Jack in the Box Inc.	25,400	1,647
* Capella Education Co.	26,400	1,476
* Career Education Corp.	52,400	1,467
* Big Lots Inc.	48,500	1,447
Guess ?, Inc.	29,000	1,422
* Urban Outfitters, Inc.	64,500	1,406
* NVR, Inc.	2,800	1,317
* Fossil, Inc.	34,100	1,274
* Amerigon Inc.	71,300	1,234
Men's Wearhouse, Inc.	22,650	1,144
* Discovery Holding Co. Class A	39,100	1,128
*^ Cosi, Inc.	315,000	1,090
Thor Industries, Inc.	22,600	1,017
PetSmart, Inc.	31,800	1,014
* Deckers Outdoor Corp.	8,900	977
* Pre-Paid Legal Services, Inc.	16,200	898
Brinker International, Inc.	32,500	892
Polo Ralph Lauren Corp.	10,500	816
* Marvel Entertainment, Inc.	34,300	804
Ross Stores, Inc.	30,500	782
Gentex Corp.	35,900	770
* Toll Brothers, Inc.	37,300	746
* Fuel Systems Solutions, Inc.	41,000	732
* Pacific Sunwear of California, Inc.	48,875	723
Family Dollar Stores, Inc.	27,100	720
* Citi Trends Inc.	32,100	699
Tupperware Brands Corp.	21,500	677
* The Warnaco Group, Inc.	17,300	676
Polaris Industries, Inc.	14,400	628
bebe stores, inc.	42,600	623
* Chico's FAS, Inc.	42,000	590
* Interpublic Group of Cos., Inc.	56,200	583
* CEC Entertainment Inc.	20,900	562
Wolverine World Wide, Inc.	19,300	529
MDC Holdings, Inc.	12,624	517
*^ Chipotle Mexican Grill, Inc.	4,100	484
* Lear Corp.	14,300	459
BorgWarner, Inc.	5,000	458
Oakley, Inc.	15,700	456
* The Gymboree Corp.	12,200	430
* Tween Brands, Inc.	12,700	417
Applebee's International, Inc.	16,100	401
Sinclair Broadcast Group, Inc.	33,100	399
* Jos. A. Bank Clothiers, Inc.	11,200	374
Matthews International Corp.	8,500	372
Service Corp. International	28,400	366
* Corinthian Colleges, Inc.	22,400	356
The Buckle, Inc.	9,300	353
Williams-Sonoma, Inc.	10,800	352
Snap-On Inc.	6,800	337
Blyth, Inc.	16,400	335
* AutoNation, Inc.	18,800	333
KB Home	12,500	313
Group 1 Automotive, Inc.	8,900	299
*^ Restoration Hardware, Inc.	88,100	290
Leggett & Platt, Inc.	14,900	285
Interactive Data Corp.	10,100	285
Ethan Allen Interiors, Inc.	8,700	284
Cooper Tire & Rubber Co.	11,600	283
Ameristar Casinos, Inc.	10,000	281
Liz Claiborne, Inc.	7,900	271
* J. Crew Group, Inc.	6,500	270
* Perry Ellis International Corp.	9,500	263
Spartan Motors, Inc.	15,300	258
Ruby Tuesday, Inc.	14,000	257
Brunswick Corp.	11,100	254
Steven Madden, Ltd.	13,250	251
K-Swiss, Inc.	10,600	243
* Cabela's Inc.	10,200	241
* Timberland Co.	12,600	239
Ryland Group, Inc.	10,100	216
Christopher & Banks Corp.	17,800	216
CBRL Group, Inc.	5,100	208
* Blue Nile Inc.	2,100	198
* CSK Auto Corp.	18,000	192
DeVry, Inc.	4,900	181
* Select Comfort Corp.	12,800	179
Systemax Inc.	8,000	164
Sauer-Danfoss, Inc.	6,000	160
* Valassis Communications, Inc.	17,700	158
Regis Corp.	4,900	156
* Sonic Corp.	6,500	152
The Stanley Works	2,600	146
^ Brookfield Homes Corp.	7,700	143
* PetMed Express, Inc.	9,700	136
* Sturm, Ruger & Co., Inc.	7,500	134
* Jarden Corp.	4,300	133
^ Bon-Ton Stores, Inc.	5,300	120
Harte-Hanks, Inc.	5,800	114
Big 5 Sporting Goods Corp.	6,000	112
* Avatar Holding, Inc.	2,100	105
* The Children's Place Retail Stores, Inc.	4,000	97
* Universal Electronics, Inc.	2,500	81
* Dick's Sporting Goods, Inc.	1,200	81
FTD Group, Inc.	5,200	77
^ Beazer Homes USA, Inc.	9,300	77
*^ Conn's, Inc.	3,200	76
* Aftermarket Technology Corp.	2,400	76
* Maidenform Brands, Inc.	4,600	73
* Universal Technical Institute Inc.	3,800	68
Choice Hotels International, Inc.	1,600	60
* 1-800-FLOWERS.COM, Inc.	5,000	58
^ Standard Pacific Corp.	10,400	58
* Mothers Work, Inc.	2,900	54
Charles & Colvard Ltd.	13,250	53
Westwood One, Inc.	16,700	46
* Papa John's International, Inc.	1,000	24
* Charlotte Russe Holding Inc.	1,400	21
Journal Register Co.	6,500	16

		170,851

Consumer Staples (1.9%)
* Energizer Holdings, Inc.	40,700	4,511
* NBTY, Inc.	51,100	2,075
* Chattem, Inc.	19,400	1,368
Church & Dwight, Inc.	22,000	1,035
* Ralcorp Holdings, Inc.	18,300	1,022
*^ USANA Health Sciences, Inc.	19,700	862
McCormick & Co., Inc.	22,100	795
SuperValu Inc.	17,500	683
* Central Garden and Pet Co.	63,200	562
Sanderson Farms, Inc.	11,100	463
Spartan Stores, Inc.	19,800	446
The Estee Lauder Cos. Inc. Class A	9,000	382
Alberto-Culver Co.	12,900	320
* Rite Aid Corp.	59,300	274
Corn Products International, Inc.	4,900	225
Seaboard Corp.	112	220
* Alliance One International, Inc.	28,400	186
Ingles Markets, Inc.	6,300	181
* BJ's Wholesale Club, Inc.	5,200	172
* American Oriental Bioengineering, Inc.	13,400	149
^ Mannatech, Inc.	14,300	116
Nature's Sunshine Inc.	7,200	89
* Bare Escentuals, Inc.	3,500	87
MGP Ingredients, Inc.	6,100	63
Fresh Del Monte Produce Inc.	1,400	40
Cal-Maine Foods, Inc.	1,200	30

		16,356

Energy (2.9%)
* Helix Energy Solutions Group, Inc.	103,700	4,403
St. Mary Land & Exploration Co.	97,000	3,460
CARBO Ceramics Inc.	67,850	3,442
World Fuel Services Corp.	63,700	2,600
* Tesco Corp.	62,300	1,691
*^ InterOil Corp.	36,700	1,160
* Exterran Holdings, Inc.	14,400	1,157
Holly Corp.	16,200	969
Tesoro Corp.	19,800	911
Tidewater Inc.	14,100	886
Frontier Oil Corp.	13,900	579
* FMC Technologies Inc.	9,600	554
Overseas Shipholding Group Inc.	6,400	492
* Dresser Rand Group, Inc.	11,300	483
Western Refining, Inc.	10,800	438
Cabot Oil & Gas Corp.	8,700	306
* Unit Corp.	6,200	300
Gulf Island Fabrication, Inc.	3,600	138
* Vaalco Energy, Inc.	29,100	133
* Gulfmark Offshore, Inc.	2,500	122
Delek US Holdings, Inc.	1,900	48
Fontline Ltd.	500	24
* Complete Production Services, Inc.	1,100	23

		24,319

Financials (5.1%)
Cash America International Inc.	143,755	5,405
Jefferies Group, Inc.	155,700	4,333
SEI Investments Co.	117,800	3,214
* First Cash Financial Services, Inc.	108,000	2,529
Waddell & Reed Financial, Inc.	91,600	2,476
Cullen/Frost Bankers, Inc.	47,100	2,361
MHI Hospitality Corp.	240,400	2,284
QC Holdings Inc.	128,300	1,854
^ The First Marblehead Corp.	46,700	1,771
*^ Harris & Harris Group, Inc.	137,800	1,466
* IntercontinentalExchange Inc.	7,900	1,200
Eaton Vance Corp.	26,600	1,063
* Philadelphia Consolidated Holding Corp.	21,200	876
Brown & Brown, Inc.	30,300	797
* Markel Corp.	1,600	774
A.G. Edwards, Inc.	9,200	771
People's United Financial Inc.	42,570	736
TCF Financial Corp.	24,500	641
City National Corp.	9,100	633
Reinsurance Group of America, Inc.	10,500	596
Janus Capital Group Inc.	19,000	537
American Capital Strategies, Ltd.	12,500	534
* Pinnacle Financial Partners, Inc.	17,800	513
* World Acceptance Corp.	14,600	483
Odyssey Re Holdings Corp.	12,400	460
Downey Financial Corp.	7,900	457
* Affiliated Managers Group, Inc.	2,900	370
* EZCORP, Inc.	25,300	340
* Endeavor Acquisition Corp.	28,200	334
* Alleghany Corp.	800	325
Student Loan Corp.	1,800	325
* First Federal Financial Corp.	6,400	317
The PMI Group Inc.	8,500	278
Erie Indemnity Co. Class A	4,500	275
Frontier Financial Corp.	10,800	252
Transatlantic Holdings, Inc.	3,200	225
Cohen & Steers, Inc.	5,200	193
Hancock Holding Co.	4,800	192
iStar Financial Inc. REIT	5,400	184
* Triad Guaranty, Inc.	9,400	178
* AmeriCredit Corp.	9,400	165
* Alexander's, Inc. REIT	400	154
HCC Insurance Holdings, Inc.	4,500	129
^ IndyMac Bancorp, Inc.	4,900	116
Radian Group, Inc.	3,600	84
Jones Lang LaSalle Inc.	800	82
Westamerica Bancorporation	1,300	65
Consolidated-Tomoka Land Co.	900	60
Presidential Life Corp.	2,700	46
* Meadowbrook Insurance Group, Inc.	4,800	43
Capital Corp. of the West	2,200	41
Portfolio Recovery Associates, Inc.	600	32
* Universal American Financial Corp.	1,200	27
Advance America, Cash Advance Centers, Inc.	1,900	20

		43,616

Health Care (21.6%)
* IDEXX Laboratories Corp.	84,550	9,266
* Medarex, Inc.	474,400	6,717
* Henry Schein, Inc.	97,300	5,920
* Nektar Therapeutics	641,000	5,660
* Align Technology, Inc.	214,000	5,421
*^ Durect Corp.	952,700	5,221
* Bruker BioSciences Corp.	589,600	5,188
*^ XOMA Ltd.	1,415,000	4,825
* AngioDynamics Inc.	253,220	4,773
* AMAG Pharmaceuticals, Inc.	81,200	4,645
* Illumina, Inc.	82,400	4,275
* PDL BioPharma Inc.	190,800	4,123
* Alkermes, Inc.	220,800	4,063
* Conceptus, Inc.	204,600	3,883
* Cepheid, Inc.	166,891	3,805
* Sun Healthcare Group Inc.	218,300	3,648
* Dyax Corp.	990,100	3,564
* Seattle Genetics, Inc.	313,600	3,525
* Axcan Pharma Inc.	169,300	3,516
* Waters Corp.	50,700	3,393
* Natus Medical Inc.	212,000	3,379
* MWI Veterinary Supply Inc.	88,150	3,328
* Haemonetics Corp.	67,000	3,311
* Adolor Corp.	871,300	2,980
* Isis Pharmaceuticals, Inc.	196,400	2,940
* Noven Pharmaceuticals, Inc.	177,800	2,832
* Healthways, Inc.	51,280	2,767
* Exelixis, Inc.	247,200	2,618
*^ Luminex Corp.	173,000	2,609
* Acorda Therapeutics Inc.	126,600	2,323
* I-trax, Inc.	566,300	2,152
* Immucor Inc.	57,900	2,070
* WellCare Health Plans Inc.	19,200	2,024
* Patterson Cos.	51,700	1,996
* Arena Pharmaceuticals, Inc.	180,500	1,976
* Human Genome Sciences, Inc.	190,000	1,955
* Cytokinetics, Inc.	367,400	1,881
* Affymetrix, Inc.	73,200	1,857
*^ QLT Inc.	304,500	1,733
* LifeCell Corp.	46,100	1,732
*^ La Jolla Pharmaceutical Co.	382,000	1,692
Bausch & Lomb, Inc.	26,400	1,690
*^ Tercica, Inc.	271,820	1,685
* Cyberonics, Inc.	119,500	1,666
* Vertex Pharmaceuticals, Inc.	41,300	1,586
* Apria Healthcare Group Inc.	60,500	1,574
*^ Alnylam Pharmaceuticals Inc.	42,900	1,406
* ImmunoGen, Inc.	300,000	1,395
*^ BioLase Technology, Inc.	203,750	1,394
* Cypress Bioscience, Inc.	100,000	1,369
*^ BioCryst Pharmaceuticals, Inc.	183,700	1,326
*^ DepoMed, Inc.	614,000	1,259
* Kinetic Concepts, Inc.	21,000	1,182
* Xenoport Inc.	24,300	1,143
*^ Cell Genesys, Inc.	282,000	1,077
* Orthovita, Inc.	340,200	1,031
* Inspire Pharmaceuticals, Inc.	180,000	967
* NPS Pharmaceuticals Inc.	150,000	863
* Nuvelo, Inc.	378,000	775
* Respironics, Inc.	15,500	744
* CV Therapeutics, Inc.	82,800	744
* AMERIGROUP Corp.	21,400	738
* Cytyc Corp.	15,000	715
* Iomai Corp.	359,800	684
* Covance, Inc.	8,300	647
* ViaCell, Inc.	130,000	614
Manor Care, Inc.	9,200	592
* Somanetics Corp.	30,000	559
Chemed Corp.	8,700	541
* Pediatrix Medical Group, Inc.	7,900	517
* Molina Healthcare Inc.	13,400	486
* Dynavax Technologies Corp.	110,000	472
* Lincare Holdings, Inc.	12,700	465
Medicis Pharmaceutical Corp.	15,200	464
* Intuitive Surgical, Inc.	1,900	437
* Artes Medical Inc.	107,900	427
* Techne Corp.	6,600	416
* Neurogen Corp.	90,000	400
Pharmaceutical Product Development, Inc.	10,900	386
* LifePoint Hospitals, Inc.	12,000	360
* Regeneron Pharmaceuticals, Inc.	19,800	352
Dade Behring Holdings Inc.	4,300	328
Owens & Minor, Inc. Holding Co.	7,300	278
* Zoll Medical Corp.	10,700	277
* Par Pharmaceutical Cos. Inc.	14,600	271
* MedCath Corp.	8,400	231
* CorVel Corp.	9,450	218
West Pharmaceutical Services, Inc.	5,200	217
* Endo Pharmaceuticals Holdings, Inc.	6,500	202
Universal Health Services Class B	3,700	201
* King Pharmaceuticals, Inc.	15,400	180
* Savient Pharmaceuticals Inc.	11,400	166
DENTSPLY International Inc.	3,600	150
* Odyssey Healthcare, Inc.	14,700	141
* VCA Antech, Inc.	3,300	138
* Hi-Tech Pharmacal Co., Inc.	4,700	56
* LHC Group Inc.	1,200	26
* HMS Holdings Corp.	1,000	25
* Santarus Inc.	1,500	4

		183,843

Industrials (15.5%)
The Dun & Bradstreet Corp.	100,050	9,866
Donaldson Co., Inc.	189,000	7,893
* Stericycle, Inc.	125,200	7,156
Horizon Lines Inc.	200,300	6,115
Comfort Systems USA, Inc.	388,900	5,522
* RBC Bearings Inc.	142,400	5,461
McGrath RentCorp	152,850	5,081
* The Advisory Board Co.	86,600	5,063
Watsco, Inc.	103,850	4,822
Healthcare Services Group, Inc.	228,150	4,625
Tennant Co.	89,300	4,349
Chicago Bridge & Iron Co. N.V.	95,700	4,121
MSC Industrial Direct Co., Inc. Class A	67,000	3,390
Albany International Corp.	79,900	2,995
* Mobile Mini, Inc.	112,300	2,713
* The Middleby Corp.	36,900	2,382
* Kenexa Corp.	75,400	2,321
*^ Basin Water, Inc.	183,250	2,168
* Jacobs Engineering Group Inc.	28,600	2,161
* APAC Teleservices, Inc.	819,963	2,066
Heartland Express, Inc.	143,340	2,047
* Huron Consulting Group Inc.	26,200	1,903
* BTU International, Inc.	142,600	1,834
Resources Connection, Inc.	75,900	1,757
* NCI Building Systems, Inc.	37,650	1,627
Pall Corp.	41,300	1,607
* Terex Corp.	15,100	1,344
* Genlyte Group, Inc.	17,500	1,125
* TeleTech Holdings, Inc.	46,900	1,121
* Alliant Techsystems, Inc.	10,200	1,115
* Celadon Group Inc.	94,100	1,108
* Copart, Inc.	31,200	1,073
The Manitowoc Co., Inc.	23,000	1,018
* AGCO Corp.	18,000	914
* IHS Inc. Class A	15,900	898
* Ceradyne, Inc.	10,700	810
Raven Industries, Inc.	20,000	801
* Continental Airlines, Inc. Class B	23,100	763
* Corrections Corp. of America	27,800	728
Herman Miller, Inc.	25,900	703
* Sterling Construction Co., Inc.	30,000	692
* Exponent, Inc.	26,900	675
* UAL Corp.	14,500	675
* Teledyne Technologies, Inc.	12,600	673
Acuity Brands, Inc.	13,000	656
* Perini Corp.	11,200	626
Deluxe Corp.	17,000	626
Equifax, Inc.	15,600	595
* Quanta Services, Inc.	22,100	585
* GrafTech International Ltd.	30,600	546
Lennox International Inc.	15,600	527
* II-VI, Inc.	14,600	504
^ Simpson Manufacturing Co.	15,000	478
Harsco Corp.	7,700	456
* Volt Information Sciences Inc.	21,850	385
* Geo Group Inc.	13,000	385
* SunPower Corp. Class A	4,600	381
* M&F Worldwide Corp.	7,400	371
* First Solar, Inc.	3,100	365
*^ Beacon Roofing Supply, Inc.	35,250	360
Cascade Corp.	5,400	352
Watson Wyatt & Co. Holdings	7,500	337
* Pinnacle Airlines Corp.	20,100	322
Carlisle Co., Inc.	6,600	321
* United Stationers, Inc.	5,100	283
Arkansas Best Corp.	8,600	281
* Consolidated Graphics, Inc.	4,400	276
Lincoln Electric Holdings, Inc.	3,500	272
Woodward Governor Co.	4,300	268
Nordson Corp.	4,700	236
Mueller Industries Inc.	6,200	224
Manpower Inc.	3,300	212
Graco, Inc.	5,300	207
Crane Co.	4,300	206
* AZZ Inc.	5,800	203
* General Cable Corp.	2,900	195
J.B. Hunt Transport Services, Inc.	7,100	187
American Woodmark Corp.	7,400	183
* YRC Worldwide, Inc.	6,200	169
Forward Air Corp.	5,500	164
^ AMREP Corp.	5,700	153
Insteel Industries, Inc.	9,700	149
Barnes Group, Inc.	4,500	144
* Shaw Group, Inc.	2,400	139
* Innovative Solutions and Support, Inc.	7,300	138
* Labor Ready, Inc.	7,400	137
Apogee Enterprises, Inc.	5,200	135
* Integrated Electrical Services, Inc.	5,000	128
Gorman-Rupp Co.	3,500	116
* Old Dominion Freight Line, Inc.	4,700	113
Kaydon Corp.	1,500	78
Diamond Management and Technology Consultants,Inc.	7,200	66
* COMSYS IT Partners Inc.	3,800	64
* Astec Industries, Inc.	1,100	63
* Columbus McKinnon Corp.	2,300	57
Sun Hydraulics Corp.	1,700	54
* Superior Essex Inc.	1,400	52
* Blount International, Inc.	3,700	42
CDI Corp.	1,500	42
Waste Industries USA, Inc.	1,400	40
* Saia, Inc.	2,000	33
* Hurco Cos., Inc.	500	27
Encore Wire Corp.	900	23
Copa Holdings SA Class A	500	20
* ExpressJet Holdings, Inc.	5,900	18

		132,056

Information Technology (22.5%)
* Varian Semiconductor Equipment Associates, Inc.	192,100	10,281
* Ciena Corp.	185,015	7,045
* Trimble Navigation Ltd.	165,800	6,501
* VeriFone Holdings, Inc.	139,300	6,175
* Microsemi Corp.	208,550	5,814
* Cadence Design Systems, Inc.	248,100	5,505
* Euronet Worldwide, Inc.	171,200	5,097
* Radiant Systems, Inc.	300,300	4,754
* Vocus, Inc.	156,300	4,570
* Ariba, Inc.	423,799	4,568
* VASCO Data Security International, Inc.	128,300	4,530
* PLX Technology, Inc.	370,237	3,998
* Nextest Systems Corp.	306,250	3,938
* FEI Co.	122,750	3,858
* Littelfuse, Inc.	106,600	3,805
* CDW Corp.	43,600	3,802
^ Heartland Payment Systems, Inc.	146,800	3,773
* Riverbed Technology, Inc.	90,500	3,655
* ViaSat, Inc.	115,800	3,570
* Hutchinson Technology, Inc.	139,550	3,433
* Cymer, Inc.	89,400	3,432
* Pericom Semiconductor Corp.	287,100	3,365
* Taleo Corp. Class A	132,100	3,357
* Red Hat, Inc.	167,250	3,323
* Avnet, Inc.	77,500	3,089
* McAfee Inc.	87,400	3,048
TheStreet.com, Inc.	235,300	2,849
* Sycamore Networks, Inc.	685,400	2,789
* The Ultimate Software Group, Inc.	76,000	2,652
* PROS Holdings, Inc.	218,100	2,632
* Concur Technologies, Inc.	81,100	2,556
* Verigy Ltd.	102,700	2,538
* Harris Stratex Networks, Inc. Class A	145,125	2,535
FactSet Research Systems Inc.	33,650	2,307
* ValueClick, Inc.	101,400	2,277
* Guidance Software Inc.	175,400	2,222
* Acme Packet, Inc.	141,800	2,187
* Ness Technologies Inc.	188,800	2,062
^ Marchex, Inc.	204,100	1,941
* Akamai Technologies, Inc.	66,700	1,916
* Mastec Inc.	132,700	1,867
* FLIR Systems, Inc.	30,700	1,700
* BMC Software, Inc.	53,800	1,680
* Sonic Solutions, Inc.	160,000	1,675
* VistaPrint Ltd.	44,600	1,667
X-Rite Inc.	113,000	1,632
* MRV Communications Inc.	632,700	1,569
* Entegris Inc.	179,250	1,556
* EXFO Electric-Optical Engineering, Inc.	191,800	1,293
* Polycom, Inc.	44,900	1,206
* DSP Group Inc.	64,200	1,016
* MPS Group, Inc.	90,950	1,014
* Synopsys, Inc.	36,000	975
* EFJ, Inc.	160,100	929
* Ulticom, Inc.	111,000	905
* Novellus Systems, Inc.	30,600	834
* SourceForge Inc.	319,600	783
* Mettler-Toledo International Inc.	7,600	775
* Compuware Corp.	95,200	764
* Ingram Micro, Inc. Class A	36,400	714
* Amkor Technology, Inc.	61,100	704
Total System Services, Inc.	24,200	672
* Alliance Data Systems Corp.	8,000	620
* The Knot, Inc.	27,500	585
* Comtech Telecommunications Corp.	10,800	578
* Western Digital Corp.	22,400	567
* CommScope, Inc.	11,200	563
* ON Semiconductor Corp.	42,700	536
* Anixter International Inc.	6,500	536
* Skyworks Solutions, Inc.	55,200	499
* Liquidity Services, Inc.	45,100	496
* Sybase, Inc.	21,200	490
* ADC Telecommunications, Inc.	23,500	461
* Travelzoo, Inc.	18,300	420
* Rogers Corp.	9,600	395
Intersil Corp.	11,300	378
* Manhattan Associates, Inc.	13,700	376
* Sonus Networks, Inc.	61,500	375
* Foundry Networks, Inc.	18,000	320
* FARO Technologies, Inc.	6,800	300
* Ceridian Corp.	8,400	292
* Activision, Inc.	13,400	289
Plantronics, Inc.	9,900	283
* j2 Global Communications, Inc.	8,600	281
Syntel, Inc.	6,500	270
* Parametric Technology Corp.	15,300	267
* Citrix Systems, Inc.	6,600	266
* Synaptics Inc.	5,400	258
* Mentor Graphics Corp.	16,200	245
ADTRAN Inc.	10,300	237
* NETGEAR, Inc.	7,600	231
* Blue Coat Systems, Inc.	2,800	221
MoneyGram International, Inc.	9,600	217
* Synchronoss Technologies, Inc.	5,100	215
* ScanSource, Inc.	7,200	202
* Lexmark International, Inc.	4,300	179
* TTM Technologies, Inc.	14,100	163
*^ Take-Two Interactive Software, Inc.	9,500	162
Molex, Inc.	5,400	145
* Stratasys, Inc.	5,000	138
* Arrow Electronics, Inc.	3,200	136
* MICROS Systems, Inc.	1,700	111
* Omniture, Inc.	3,600	109
MAXIMUS, Inc.	2,200	96
* Rofin-Sinar Technologies Inc.	1,300	91
*^ i2 Technologies, Inc.	5,900	90
* SAVVIS, Inc.	2,000	78
* Tessera Technologies, Inc.	2,000	75
* Avocent Corp.	1,800	52
* Power Integrations, Inc.	1,300	39
* Gerber Scientific, Inc.	3,000	33
* Tyler Technologies, Inc.	2,000	27
* Multi-Fineline Electronix, Inc.	1,700	25
* Macrovision Corp.	1,000	25
AVX Corp.	1,500	24
* Tech Data Corp.	600	24
* Rimage Corp.	900	20

		191,790

Materials (4.7%)
AptarGroup Inc.	263,000	9,960
Martin Marietta Materials, Inc.	19,500	2,604
Cleveland-Cliffs Inc.	27,900	2,454
Albemarle Corp.	54,600	2,413
* Owens-Illinois, Inc.	54,700	2,267
* AK Steel Holding Corp.	41,900	1,841
Arch Chemicals, Inc.	30,000	1,406
Celanese Corp. Series A	35,500	1,384
Reliance Steel & Aluminum Co.	20,600	1,165
International Flavors & Fragrances, Inc.	22,000	1,163
Steel Dynamics, Inc.	23,300	1,088
* Terra Industries, Inc.	34,100	1,066
* W.R. Grace & Co.	38,500	1,034
CF Industries Holdings, Inc.	13,100	994
Greif Inc. Class A	15,700	953
Hercules, Inc.	38,600	811
Nalco Holding Co.	26,600	789
* Pactiv Corp.	27,200	780
Sealed Air Corp.	27,200	695
NewMarket Corp.	12,800	632
Lubrizol Corp.	9,600	625
Cabot Corp.	14,300	508
Rock-Tenn Co.	14,900	431
* Crown Holdings, Inc.	15,500	353
Airgas, Inc.	6,300	325
Quanex Corp.	5,300	249
* PolyOne Corp.	29,700	222
Eastman Chemical Co.	3,200	214
* Buckeye Technology, Inc.	12,300	186
Silgan Holdings, Inc.	3,200	172
Ball Corp.	2,900	156
Innospec, Inc.	6,700	153
Schnitzer Steel Industries, Inc. Class A	1,700	125
Sonoco Products Co.	3,900	118
* Brush Engineered Materials Inc.	1,900	99
* Flotek Industries, Inc.	1,800	79
* AEP Industries, Inc.	1,500	64

		39,578

Telecommunication Services (1.0%)
NTELOS Holdings Corp.	104,700	3,084
*^ Clearwire Corp.	95,300	2,329
* PAETEC Holding Corp.	110,000	1,372
Telephone & Data Systems, Inc.	13,900	928
Golden Telecom, Inc.	11,300	910
* Premiere Global Services, Inc.	13,400	170
* Centennial Communications Corp. Class A	2,600	26

		8,819

Utilities (0.3%)
^ Ormat Technologies Inc.	20,400	945
Energen Corp.	14,600	834
CenterPoint Energy Inc.	22,800	365
Equitable Resources, Inc.	6,400	332
UGI Corp. Holding Co.	4,000	104

		2,580

Exchange-Traded Fund (0.9%)
1 Vanguard Small-Cap Growth ETF	104,300	7,731

Total Common Stocks
(Cost $746,390)		821,539

Temporary Cash Investments (7.8%)

Money Market Fund (7.6%)
2 Vanguard Market Liquidity Fund, 5.153%	64,835,659	64,836
	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
3 Federal National Mortgage Assn.
4 5.204%, 10/3/07	2,000	1,999

Total Temporary Cash Investments
(Cost $66,835)		66,835

Total Investments (104.2%)
(Cost $813,225)		888,374

Other Assets and Liabilities—Net (-4.2%)		(35,649)

Net Assets (100%)		852,725

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $1,999,000 and cash of $228,000, have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $813,225,000. Net unrealized appreciation of investment securities for tax purposes was $75,149,000, consisting of unrealized gains of $146,043,000 on securities that had risen in value since their purchase and $70,894,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 5.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	17	6,912	278
E-mini S&P MidCap 400 Index	55	4,913	85
S&P MidCap 400 Index	10	4,467	133
E-mini Russell 2000 Index	38	3,090	95

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - International Portfolio
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (93.3%)

Australia (4.9%)
BHP Billiton Ltd.	813,300	31,758
Brambles Ltd.	1,739,700	22,734
Woodside Petroleum Ltd.	365,000	16,184
Woolworths Ltd.	573,500	15,085
^ Macquarie Bank Ltd.	98,000	7,314
James Hardie Industries NV	1,085,000	6,840

		99,915

Belgium (0.3%)
KBC Bank & Verzekerings Holding	48,000	6,595

Brazil (5.0%)
Companhia Vale do Rio Doce ADR	1,273,600	36,234
Petroleo Brasileiro Series A ADR	517,200	33,463
Banco Itau Holding Financeira SA ADR	386,300	19,554
Unibanco-Uniao de Bancos Brasileiros SA	972,000	12,796

		102,047

Canada (1.7%)
Suncor Energy, Inc.	154,000	14,625
Niko Resources Ltd.	132,570	12,962
Nova Chemicals Corp.	150,000	5,777

		33,364

China (1.1%)
China Unicom Ltd.	4,198,000	8,718
China Resources Enterprise Ltd.	1,868,000	7,914
Dongfeng Motor Corp.	6,644,000	5,819

		22,451

Denmark (1.9%)
Novo Nordisk A/S B Shares	133,000	16,085
* Vestas Wind Systems A/S	151,499	11,976
Danske Bank A/S	279,000	11,346

		39,407

Finland (0.1%)
TietoEnator Oyj B Shares	106,000	2,378

France (8.0%)
Suez SA	434,116	25,511
L'Oreal SA	167,700	21,957
Essilor International SA	324,100	20,320
Total SA	182,000	14,748
Groupe Danone	184,000	14,485
AXA	291,000	13,032
Natixis	574,000	12,764
Schneider Electric SA	73,905	9,332
STMicroelectronics NV	548,000	9,187
Societe Generale Class A	54,357	9,146
Pernod Ricard SA	37,976	8,261
Cie. de St. Gobain SA	45,000	4,699

		163,442

Germany (8.0%)
SAP AG	503,000	29,465
Siemens AG	165,000	22,630
Porsche AG	8,730	18,518
Adidas AG	274,591	18,002
Deutsche Bank AG	119,748	15,387
Deutsche Telekom AG	686,000	13,470
Linde AG	91,271	11,337
Bayerische Motoren Werke AG	171,920	11,069
Celesio AG	175,000	11,046
Merck KGaA	64,000	7,711
^ Solarworld AG	104,010	5,967

		164,602

Greece (0.7%)
EFG Eurobank Ergasias	247,400	8,677
National Bank of Greece SA	90,000	5,741

		14,418

Hong Kong (4.0%)
Hong Kong Exchanges & Clearing Ltd.	624,000	19,029
Esprit Holdings Ltd.	1,125,700	17,837
Jardine Matheson Holdings Ltd.	387,400	11,078
Industrial and Commercial Bank of China	14,900,000	10,427
CNOOC Ltd.	5,723,500	9,543
Hutchison Telecommunications International Ltd.	4,468,000	6,190
Jardine Strategic Holdings Ltd.	255,000	4,030
China Overseas Land & Investment Ltd.	1,454,000	3,319
* China Overseas Land & Investment Ltd. Warrants Exp. 8/28/08	1,166	1

		81,454

India (1.3%)
Infosys Technologies Ltd.	289,200	13,675
*1 Satyam Computer Services Ltd. Warrants Exp. 10/13/10	797,000	9,002
*1 State Bank of India Warrants Exp. 1/28/09	83,000	4,123

		26,800

Indonesia (0.4%)
PT Indonesian Satellite Corp. Tbk	6,307,000	5,325
PT Bank Rakyat Indonesia Tbk	4,305,000	3,102

		8,427

Ireland (1.0%)
Allied Irish Banks PLC	475,700	11,520
Anglo Irish Bank Corp. PLC	491,000	9,307

		20,827

Israel (0.6%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	276,432	12,293

Italy (3.0%)
Unicredito Italiano SpA	4,272,600	36,577
Intesa Sanpaolo SpA	3,086,559	23,796

		60,373

Japan (13.1%)
SMC Corp.	132,500	18,082
Canon, Inc.	328,400	17,821
Honda Motor Co., Ltd.	526,100	17,520
Mitsui Sumitomo Insurance Co.	1,479,000	17,300
Mitsui & Co., Ltd.	696,000	16,832
Sony Corp.	350,000	16,825
Orix Corp.	71,000	16,091
Toyota Motor Corp.	233,000	13,631
Sumitomo Realty & Development Co.	281,000	9,837
T & D Holdings, Inc.	158,000	9,677
Japan Tobacco, Inc.	1,728	9,477
Hoya Corp.	271,800	9,236
Sumitomo Heavy Industries Ltd.	672,000	8,600
Rakuten, Inc.	21,502	8,405
Asahi Glass Co., Ltd.	594,000	7,959
KDDI Corp.	1,071	7,936
Square Enix Co., Ltd.	235,000	7,755
Nissan Motor Co., Ltd.	763,600	7,619
Yamada Denki Co., Ltd.	70,000	6,894
Ebara Corp.	1,467,000	6,746
Takashimaya Co.	605,000	6,695
Sumitomo Mitsui Financial Group, Inc.	847	6,571
Sumitomo Electric Industries Ltd.	378,000	5,994
Tokyu Corp.	831,000	5,414
THK Co., Inc.	150,000	3,153
Toray Industries, Inc.	381,000	3,014
Sekisui Chemical Co.	402,000	2,939
* Jupiter Telecommunications Co., Ltd.	1,446	1,120

		269,143

Luxembourg (0.2%)
ArcelorMittal	50,726	3,987

Mexico (1.3%)
America Movil SA de CV Series L ADR	212,200	13,581
* Cemex SAB de CV ADR	294,999	8,826
Wal-Mart de Mexico SA	1,077,300	3,958

		26,365

Netherlands (1.9%)
Heineken Holding NV	190,627	10,935
TNT NV	251,851	10,551
Reed Elsevier NV	552,000	10,495
ING Groep NV	172,000	7,644

		39,625

Russia (0.7%)
* OAO Gazprom ADR	346,649	15,221

Singapore (0.0%)
Keppel Land Ltd.	94,000	524

South Korea (2.3%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	491,238	30,899
Samsung Electronics Co., Ltd.	9,500	5,945
Samsung Fire & Marine Insurance Co.	24,600	5,280
Shinsegae Co., Ltd.	6,800	4,719

		46,843

Spain (1.8%)
Industria de Diseno Textil SA	276,500	18,690
Telefonica SA	649,000	18,132

		36,822

Sweden (3.9%)
Atlas Copco AB - A Shares	1,591,361	27,417
Sandvik AB	1,022,958	21,920
Telefonaktiebolaget LM Ericsson AB Class B	4,009,628	15,962
Svenska Handelsbanken AB A Shares	229,577	7,100
Skandinaviska Enskilda Banken AB A Shares	207,000	6,724

		79,123

Switzerland (6.4%)
Cie. Financiere Richemont AG	333,000	22,024
UBS AG	395,500	21,249
Roche Holdings AG	117,000	21,185
Novartis AG (Registered)	383,000	21,070
Nestle SA (Registered)	45,656	20,467
Syngenta AG	62,515	13,525
Geberit AG	62,840	8,237
Adecco SA (Registered)	66,455	3,923

		131,680

Taiwan (1.2%)
Hon Hai Precision Industry Co., Ltd.	2,104,080	15,849
Taiwan Semiconductor Manufacturing Co., Ltd.	4,919,952	9,484

		25,333

United Kingdom (18.5%)
Rio Tinto PLC	636,200	54,756
Tesco PLC	5,683,000	50,939
Standard Chartered PLC	1,020,400	33,418
BG Group PLC	1,793,000	30,976
Royal Dutch Shell PLC Class A (Amsterdam Shares)	502,000	20,682
Rolls-Royce Group PLC	1,671,000	17,838
WPP Group PLC	1,274,000	17,190
SABMiller PLC	548,000	15,580
AstraZeneca Group PLC	268,000	13,414
Rexam PLC	1,085,737	12,196
Meggitt PLC	1,689,000	10,925
Royal Bank of Scotland Group PLC	1,008,000	10,876
The Sage Group PLC	1,887,887	9,609
Rentokil Initial PLC	2,684,000	9,158
Barclays PLC	687,000	8,351
Reckitt Benckiser PLC	138,000	8,090
Smith & Nephew PLC	602,000	7,346
Burberry Group PLC	526,000	7,044
Vodafone Group PLC	1,767,000	6,369
Signet Group PLC	3,680,000	6,289
Wolseley PLC	371,000	6,264
Capita Group PLC	416,129	6,153
Experian Group Ltd.	483,859	5,102
Bunzl PLC	300,000	4,261
Smiths Group PLC	189,432	4,143
Northern Rock PLC	492,308	1,841

		378,810

Total Common Stocks
(Cost $1,435,742)		1,912,269

Temporary Cash Investments (6.7%)

Money Market Fund (6.5%)
2 Vanguard Market Liquidity Fund, 5.153%	133,619,412	133,619
	Face
	Amount
	($000)

U.S. Agency Obligations (0.2%)
3 Federal Home Loan Mortgage Corp.
4 5.213%, 10/9/07	1,500	1,498
3 Federal National Mortgage Assn.
4 5.200%, 10/10/07	2,000	1,998

Total Temporary Cash Investments
(Cost $137,115)		137,115

Total Investments (100.0%)
(Cost $1,572,857)		2,049,384

Other Assets and Liabilities—Net (0.0%)		694

Net Assets (100%)		2,050,078

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $13,125,000, representing 0.6% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $3,496,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded portfolios), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $1,575,856,000. Net unrealized appreciation of investment securities for tax purposes was $473,528,000, consisting of unrealized gains of $517,675,000 on securities that had risen in value since their purchase and $44,147,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.5% and 2.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	1,758	63,854	326
Topix Index	156	22,027	1,305

Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At September 30, 2007, the portfolio had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

12/28/2007	EUR	44,670	USD	63,628	579
12/19/2007	JPY	2,383,358	USD	20,926	(160)

EUR-Euro.
JPY-Japanese yen.
USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 14, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.